UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07883

ICON Funds

(Exact name of registrant as specified in charter)

5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)

Brian D. Harding 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT March 31, 2018

Diversified Funds ICON Equity Income Fund ICON Flexible Bond Fund ICON Fund ICON Long/Short Fund ICON Opportunities Fund ICON Risk-Managed Balanced Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Diversified Funds	About this Report

March 31, 2018 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2018, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not suitable for all investors.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Equity Income Fund and ICON Flexible Bond Fund may invest up to 25% and 35% of its assets in high-yield bonds that are below investment grade, respectively. ICON Risk-Managed Balanced Fund may invest up to 10% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States , do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

Investments in other mutual fund companies may entail certain risks. For example, the Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Additionally, an investment by the Fund or underlying fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (4.89%)
Consumer Discretionary (0.84%)
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	$250,000	$261,250
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	415,480
		676,730
Consumer Staples (0.46%)
Central Garden & Pet Co.
6.13%, 11/15/23	100,000	104,375
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	250,000	260,613
		364,988
Energy (0.64%)
MPLX LP
5.50%, 02/15/23	500,000	513,125

Health Care (0.25%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	197,500

Industrials (1.37%)
Spirit AeroSystems, Inc.
5.25%, 03/15/22	1,066,000	1,096,697

Information Technology (0.32%)
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	250,000	254,450

Materials (0.32%)
Westlake Chemical Corp.
4.88%, 05/15/23	250,000	256,250

Real Estate (0.12%)
Iron Mountain, Inc.
5.75%, 08/15/24	100,000	96,875

Telecommunication Services (0.25%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	199,876

Utilities (0.32%)
DPL, Inc.
6.75%, 10/01/19	250,000	258,125

Total Corporate Bonds (Cost $3,974,590)		3,914,616

Common Stocks (81.74%)
Auto Parts & Equipment (2.39%)
Magna International, Inc.	34,000	1,915,900
	Shares or Principal Amount	Value
Brewers (1.02%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	7,400	$813,556

Construction Machinery & Heavy Trucks (1.46%)
Cummins, Inc.	7,200	1,167,048

Consumer Finance (1.34%)
American Express Co.	11,500	1,072,720

Diversified Banks (5.83%)
Bank of America Corp.	65,500	1,964,345
JPMorgan Chase & Co.	18,000	1,979,460
U.S. Bancorp	14,400	727,200
		4,671,005
Diversified Chemicals (1.86%)
Eastman Chemical Co.	14,100	1,488,678

Electric Utilities (3.49%)
Avangrid, Inc.	22,100	1,129,752
Edison International	26,200	1,667,892
		2,797,644
Gas Utilities (1.88%)
National Fuel Gas Co.	29,300	1,507,485

Health Care REITs (1.56%)
Senior Housing Properties Trust	79,800	1,249,668

Homebuilding (2.62%)
MDC Holdings, Inc.	26,400	737,088
PulteGroup, Inc.	46,100	1,359,489
		2,096,577
Hotel & Resort REITs (1.29%)
Hospitality Properties Trust	40,900	1,036,406

Hotels, Resorts & Cruise Lines (0.86%)
Wyndham Worldwide Corp.	6,000	686,580

Housewares & Specialties (1.59%)
Tupperware Brands Corp.	26,300	1,272,394

Integrated Oil & Gas (2.34%)
TOTAL SA, Sponsored ADR	32,500	1,874,925

Integrated Telecommunication Services (1.98%)
AT&T, Inc.	44,500	1,586,425

Internet Software & Services (1.82%)
LogMeIn, Inc.	12,600	1,455,930

Investment Banking & Brokerage (2.45%)
Morgan Stanley	36,400	1,964,144

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	3

ICON Equity Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
IT Consulting & Other Services (2.63%)
Booz Allen Hamilton Holding Corp.	26,000	$1,006,720
DXC Technology Co.	10,900	1,095,777
		2,102,497
Life & Health Insurance (1.74%)
Sun Life Financial, Inc.(b)	33,900	1,393,968

Multi-Utilities (3.80%)
CenterPoint Energy, Inc.	35,700	978,180
DTE Energy Co.	12,100	1,263,240
Sempra Energy	7,200	800,784
		3,042,204
Oil & Gas Equipment & Services (1.00%)
RPC, Inc.(b)	44,500	802,335

Oil & Gas Exploration & Production (3.76%)
Cimarex Energy Co.	3,900	364,650
Diamondback Energy, Inc.(c)	13,500	1,708,020
SRC Energy, Inc.(c)	100,300	945,829
		3,018,499
Oil & Gas Refining & Marketing (2.32%)
Andeavor	8,200	824,592
Marathon Petroleum Corp.	14,100	1,030,851
		1,855,443
Oil & Gas Storage & Transportation (1.05%)
Pembina Pipeline Corp.	26,900	840,087

Packaged Foods & Meats (1.14%)
Hershey Co.	9,200	910,432

Pharmaceuticals (5.79%)
Eli Lilly & Co.	15,400	1,191,498
Merck & Co., Inc.	29,600	1,612,312
Pfizer, Inc.	51,700	1,834,833
		4,638,643
Property & Casualty Insurance (2.24%)
Stewart Information Services Corp.	40,800	1,792,752

Regional Banks (8.10%)
Fifth Third Bancorp	58,400	1,854,200
First Commonwealth Financial Corp.	83,100	1,174,203
First Midwest Bancorp, Inc.	35,100	863,109
Valley National Bancorp	142,800	1,779,288
Webster Financial Corp.	14,600	808,840
		6,479,640
Semiconductors (3.85%)
Broadcom, Ltd.	5,600	1,319,640
Cypress Semiconductor Corp.	104,000	1,763,840
		3,083,480
	Shares or Principal Amount	Value
Specialized REITs (1.15%)
EPR Properties	16,600	$919,640

Technology Hardware, Storage & Peripherals (4.38%)
Apple, Inc.	13,900	2,332,142
HP, Inc.	53,600	1,174,912
		3,507,054
Tobacco (1.03%)
Altria Group, Inc.	13,300	828,856

Water Utilities (1.98%)
Consolidated Water Co., Ltd.	109,196	1,588,802

Total Common Stocks (Cost $59,867,235)		65,461,417

Preferred Stocks (3.13%)
Diversified Banks (0.38%)
Wells Fargo & Co., Series V
6.00%(b)(d)	11,786	307,025

Diversified REITs (1.05%)
Gramercy Property Trust, Inc., Series A
7.13%(d)(e)	32,747	839,960

Financial Services (0.23%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(f)	7,865	180,895

Property & Casualty Insurance (1.47%)
Argo Group U.S., Inc.
6.50%, 09/15/42	46,594	1,175,567

Total Preferred Stocks (Cost $2,516,368)		2,503,447

Convertible Preferred Stocks (1.73%)
Diversified Banks (0.64%)
Wells Fargo & Co., Series L
7.50%(b)(d)	400	516,000

Office REITs (1.09%)
Equity Commonwealth, Series D
6.50%(d)	33,473	869,963

Total Convertible Preferred Stocks (Cost $1,358,876)		1,385,963

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Equity Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Closed-End Mutual Funds (5.13%)
BlackRock Income Trust, Inc.	5,724	$33,600
Deutsche Multi-Market Income Trust	80,270	704,771
Eaton Vance High Income 2021 Target Term Trust	48,932	483,448
Federated Premier Municipal Income Fund	7,381	98,610
Managed Duration Investment Grade Municipal Fund	26,112	355,123
Morgan Stanley Income Securities, Inc.(e)	82,760	1,558,371
Nuveen High Income December 2018 Target Term Fund	78,960	773,018
Nuveen High Income December 2019 Target Term Fund	10,000	98,500

Total Closed-End Mutual Funds (Cost $4,022,417)		4,105,441

Underlying Security/Expiration
Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.33%)
S&P 500 Index
04/20/18, 2,650, $9,243,045	35	180,250
06/15/18, 2,500, $5,281,740	20	83,700
		263,950

Total Put Options Purchased (Cost $129,335)		263,950

	Shares or Principal Amount	Value
Collateral for Securities on Loan (4.77%)
State Street Navigator Securities Lending Government Money Market Portfolio,
7-Day Yield 1.73%	3,820,304	3,820,304

Total Collateral for Securities on Loan (Cost $3,820,304)		3,820,304

Total Investments (101.72%) (Cost $75,689,125)		$81,455,138

Liabilities Less Other Assets (-1.72%)		(1,374,102)

Net Assets (100.00%)		$80,081,036

Investment Abbreviations:

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2018, these securities had a total aggregate market value of $1,191,793.

(b)	All or a portion of the security was on loan as of March 31, 2018.

(c)	Non-income producing security.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2018 was $2,398,331, which represent 2.99% of the Fund’s net assets.

(f)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Sector Composition (March 31, 2018) (Unaudited)

Financials	24.42%
Information Technology	13.00%
Utilities	11.47%
Energy	11.11%
Consumer Discretionary	8.30%
Real Estate	6.26%
Health Care	6.04%
Consumer Staples	3.65%
Industrials	2.83%
Telecommunication Services	2.23%
Materials	2.18%
91.49%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	5

ICON Equity Income Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Industry Composition (March 31, 2018) (Unaudited)

Regional Banks	8.10%
Diversified Banks	6.85%
Pharmaceuticals	5.79%
Technology Hardware, Storage & Peripherals	4.38%
Semiconductors	4.17%
Multi-Utilities	3.80%
Oil & Gas Exploration & Production	3.76%
Property & Casualty Insurance	3.71%
Electric Utilities	3.49%
IT Consulting & Other Services	2.63%
Homebuilding	2.62%
Investment Banking & Brokerage	2.45%
Auto Parts & Equipment	2.39%
Integrated Oil & Gas	2.34%
Oil & Gas Refining & Marketing	2.32%
Water Utilities	1.98%
Integrated Telecommunication Services	1.98%
Gas Utilities	1.88%
Diversified Chemicals	1.86%
Internet Software & Services	1.82%
Life & Health Insurance	1.74%
Oil & Gas Storage & Transportation	1.69%
Housewares & Specialties	1.59%
Health Care REITs	1.56%
Construction Machinery & Heavy Trucks	1.46%
Aerospace & Defense	1.37%
Consumer Finance	1.34%
Hotel & Resort REITs	1.29%
Specialized REITs	1.27%
Packaged Foods & Meats	1.14%
Office REITs	1.09%
Diversified REITs	1.05%
Tobacco	1.03%
Brewers	1.02%
Oil & Gas Equipment & Services	1.00%
Other Industries (each less than 1%)	3.53%
91.49%

Percentages are based upon common stocks, preferred stocks, convertible preferred stocks and corporate bonds as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Flexible Bond Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (64.27%)
Consumer Discretionary (9.94%)
Dollar Tree, Inc.
5.75%, 03/01/23	$250,000	$261,310
Foot Locker, Inc.
8.50%, 01/15/22	1,250,000	1,440,625
Ford Motor Credit Co. LLC
3.66%, 09/08/24	750,000	722,862
Lee Enterprises, Inc.
9.50%, 03/15/22(a)(b)	1,400,000	1,463,000
M/I Homes, Inc.
6.75%, 01/15/21	816,000	839,460
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	206,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,000,000	4,154,800
		9,088,057
Consumer Staples (8.22%)
Central Garden & Pet Co.
6.13%, 11/15/23	1,750,000	1,826,562
Darling Ingredients, Inc.
5.38%, 01/15/22	1,369,000	1,392,958
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	4,121,000	4,295,946
		7,515,466
Energy (8.65%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	2,522,000	2,645,074
6.38%, 05/01/24	1,645,000	1,747,812
Continental Resources, Inc.
4.38%, 01/15/28(a)	500,000	487,500
MPLX LP
5.50%, 02/15/23	2,950,000	3,027,438
		7,907,824
Financial (10.25%)
Credit Acceptance Corp.
6.13%, 02/15/21	1,685,000	1,697,132
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	864,833
GFI Group, Inc.
8.38%, 07/19/18	2,000,000	2,030,000
International Lease Finance Corp.
8.25%, 12/15/20	1,113,000	1,239,741
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	2,000,000	2,733,194
Newbridge Bancorp, Series AI
7.25%, 03/14/24(a)(c)	500,000	509,868
Radian Group, Inc.
5.50%, 06/01/19	293,000	298,128
		9,372,896
Health Care (4.90%)
Catholic Health Initiatives
2.95%, 11/01/22	1,000,000	978,314
	Shares or Principal Amount	Value
Health Care (continued)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	$1,200,000	$1,242,000
Horizon Pharma, Inc. / Horizon Pharma USA, Inc.
8.75%, 11/01/24(a)(b)	500,000	532,500
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	987,500
Universal Health Services, Inc.
4.75%, 08/01/22(a)	730,000	741,421
		4,481,735
Industrials (9.21%)
Aircastle, Ltd.
5.00%, 04/01/23	1,895,000	1,954,219
Covanta Holding Corp.
6.38%, 10/01/22	1,573,000	1,600,527
EnPro Industries, Inc.
5.88%, 09/15/22	722,000	746,368
JB Poindexter & Co., Inc.
9.00%, 04/01/22(a)	701,000	722,906
Spirit AeroSystems, Inc.
5.25%, 03/15/22	2,392,000	2,460,880
XPO Logistics, Inc.
6.50%, 06/15/22(a)	900,000	928,125
		8,413,025
Information Technology (7.52%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	1,750,000	1,830,451
Amkor Technology, Inc.
6.38%, 10/01/22	1,000,000	1,026,250
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)(b)	852,000	909,510
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	3,050,000	3,104,290
		6,870,501
Materials (1.44%)
Westlake Chemical Corp.
4.88%, 05/15/23	1,285,000	1,317,125

Real Estate (1.21%)
Iron Mountain, Inc.
5.75%, 08/15/24	1,144,000	1,108,250

Telecommunication Services (0.22%)
Level 3 Parent LLC
5.75%, 12/01/22	200,000	199,876

Utilities (2.71%)
DPL, Inc.
6.75%, 10/01/19	1,250,000	1,290,625

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	7

ICON Flexible Bond Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Utilities (continued)
Dynegy, Inc.
7.63%, 11/01/24	$1,100,000	$1,186,625
		2,477,250

Total Corporate Bonds (Cost $59,775,332)		58,752,005

Asset-Backed Securities (3.72%)
SMB Private Education Loan Trust Series 2014-A, Class C
4.50%, 11/15/25(a)(c)	3,500,000	3,397,880
Total Asset-Backed Securities (Cost $3,377,558)		3,397,880

Preferred Stocks (7.67%)
Diversified Banks (1.49%)
Wells Fargo & Co., Series V
6.00%(b)(d)	52,448	1,366,270

Diversified REITs (2.98%)
Gramercy Property Trust, Series A
7.13%(c)(d)	106,071	2,720,721

Financial Services (0.32%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(e)	12,884	296,332

Property & Casualty Insurance (2.88%)
Argo Group U.S., Inc.
6.50%, 09/15/42	104,268	2,630,682

Total Preferred Stocks (Cost $7,034,833)		7,014,005

Convertible Preferred Stocks (1.93%)
Office REITs (1.93%)
Equity Commonwealth, Series D
6.50%(b)(d)	67,992	1,767,112

Total Convertible Preferred Stocks (Cost $1,786,634)		1,767,112

Closed-End Mutual Funds (8.77%)
Deutsche Multi-Market Income Trust	34,644	304,174
Deutsche Strategic Income Trust	11,313	138,811
Federated Premier Municipal Income Fund(b)	16,395	219,037
	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Managed Duration Investment Grade Municipal Fund	106,621	$1,450,046
MFS Investment Grade Municipal Trust	31,385	294,705
Morgan Stanley Income Securities, Inc.(c)	183,287	3,451,294
Nuveen High Income December 2018 Target Term Fund	158,708	1,553,751
Nuveen High Income December 2019 Target Term Fund	61,308	603,884

Total Closed-End Mutual Funds (Cost $7,954,008)		8,015,702

Collateral for Securities on Loan (2.55%)
State Street Navigator Securities Lending Government Money Market Portfolio,
7-Day Yield 1.73%	2,333,120	2,333,120

Total Collateral for Securities on Loan (Cost $2,333,120)		2,333,120

Total Investments (88.91%) (Cost $82,261,485)		$81,279,824

Other Assets Less Liabilities (11.09%)		10,138,294

Net Assets (100.00%)		$91,418,118

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M  US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON Flexible Bond Fund	Schedule of Investments
March 31, 2018 (Unaudited)

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2018, these securities had a total aggregate market value of $27,259,391.

(b)	All or a portion of the security was on loan as of March 31, 2018.

(c)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2018 was $10,079,763, which represent 11.03% of the Fund’s net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(e)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Credit Diversification (March 31, 2018) (Unaudited)

Ba2	11.28%
Ba1	11.15%
B1	11.06%
Baa3	9.31%
Baa2	7.49%
NR*	4.28%
A3	2.99%
B3	2.96%
B2	2.81%
Ba3	1.85%
Baa1	1.07%
BBB	0.95%
BB-	0.79%
Total:	67.99%

Percentages are based upon corporate bond and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	9

ICON Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.95%)
Application Software (5.92%)
Adobe Systems, Inc.(a)	14,000	$3,025,120

Auto Parts & Equipment (2.62%)
Magna International, Inc.	23,800	1,341,130

Biotechnology (5.97%)
Celgene Corp.(a)	18,500	1,650,385
Vertex Pharmaceuticals, Inc.(a)	8,600	1,401,628
		3,052,013
Building Products (3.09%)
Masco Corp.	39,000	1,577,160

Construction Materials (5.16%)
Eagle Materials, Inc.	7,700	793,485
Martin Marietta Materials, Inc.	8,900	1,844,970
		2,638,455
Data Processing & Outsourced Services (3.07%)
Total System Services, Inc.	18,200	1,569,932

Diversified Banks (12.94%)
Bank of America Corp.	182,000	5,458,180
JPMorgan Chase & Co.	10,500	1,154,685
		6,612,865
Home Improvement Retail (5.65%)
Home Depot, Inc.	16,200	2,887,488

Homebuilding (4.47%)
PulteGroup, Inc.	77,500	2,285,475

Hotels, Resorts & Cruise Lines (5.45%)
Royal Caribbean Cruises, Ltd.	11,500	1,354,010
Wyndham Worldwide Corp.	12,500	1,430,375
		2,784,385
Household Appliances (2.16%)
Whirlpool Corp.	7,200	1,102,392

Internet Software & Services (1.91%)
Facebook, Inc., Class A(a)	6,100	974,719

Multi-line Insurance (2.05%)
American International Group, Inc.	19,300	1,050,306

Oil & Gas Exploration & Production (5.32%)
Cabot Oil & Gas Corp.	28,400	681,032
Diamondback Energy, Inc.(a)	5,100	645,252
Parsley Energy, Inc., Class A(a)	48,100	1,394,419
		2,720,703
Paper Packaging (3.14%)
Avery Dennison Corp.	15,100	1,604,375

	Shares or Principal Amount	Value
Pharmaceuticals (2.98%)
Jazz Pharmaceuticals PLC(a)	10,100	$1,524,999

Regional Banks (11.88%)
Fifth Third Bancorp	18,500	587,375
KeyCorp	58,000	1,133,900
Signature Bank(a)	16,600	2,356,370
SVB Financial Group(a)	8,300	1,992,083
		6,069,728
Semiconductor Equipment (2.43%)
Applied Materials, Inc.	22,300	1,240,103

Semiconductors (13.74%)
Broadcom, Ltd.	2,400	565,560
Cavium, Inc.(a)	5,300	420,714
Micron Technology, Inc.(a)	31,600	1,647,624
Qorvo, Inc.(a)	20,300	1,430,135
Skyworks Solutions, Inc.	29,500	2,957,670
		7,021,703

Total Common Stocks (Cost $35,787,992)		51,083,051

Total Investments (99.95%) (Cost $35,787,992)		$51,083,051

Other Assets Less Liabilities (0.05%)		25,631

Net Assets (100.00%)		$51,108,682

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Sector Composition (March 31, 2018) (Unaudited)

Information Technology	27.07%
Financials	26.87%
Consumer Discretionary	20.35%
Health Care	8.95%
Materials	8.30%
Energy	5.32%
Industrials	3.09%
99.95%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Semiconductors	13.74%
Diversified Banks	12.94%
Regional Banks	11.88%
Biotechnology	5.97%
Application Software	5.92%
Home Improvement Retail	5.65%
Hotels, Resorts & Cruise Lines	5.45%
Oil & Gas Exploration & Production	5.32%
Construction Materials	5.16%
Homebuilding	4.47%
Paper Packaging	3.14%
Building Products	3.09%
Data Processing & Outsourced Services	3.07%
Pharmaceuticals	2.98%
Auto Parts & Equipment	2.62%
Semiconductor Equipment	2.43%
Household Appliances	2.16%
Multi-line Insurance	2.05%
Internet Software & Services	1.91%
99.95%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	11

ICON Long/Short Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.56%)
Application Software (4.54%)
Adobe Systems, Inc.(a)	5,900	$1,274,872

Auto Parts & Equipment (2.57%)
Magna International, Inc.	12,800	721,280

Biotechnology (4.48%)
Celgene Corp.(a)	7,700	686,917
Vertex Pharmaceuticals, Inc.(a)	3,500	570,430
		1,257,347
Building Products (2.82%)
Masco Corp.	19,600	792,624

Construction Materials (4.23%)
Eagle Materials, Inc.	6,700	690,435
Martin Marietta Materials, Inc.	2,400	497,520
		1,187,955
Data Processing & Outsourced Services (4.99%)
Mastercard, Inc., Class A	8,000	1,401,280

Diversified Banks (9.43%)
Bank of America Corp.	70,700	2,120,293
JPMorgan Chase & Co.	4,800	527,856
		2,648,149
Health Care Facilities (1.48%)
Universal Health Services, Inc., Class B	3,500	414,435

Home Improvement Retail (2.73%)
Home Depot, Inc.	4,300	766,432

Homebuilding (5.15%)
Installed Building Products, Inc.(a)	5,200	312,260
PulteGroup, Inc.	38,500	1,135,365
		1,447,625
Hotels, Resorts & Cruise Lines (5.91%)
Royal Caribbean Cruises, Ltd.	6,600	777,084
Wyndham Worldwide Corp.	7,700	881,111
		1,658,195
Household Appliances (2.24%)
Whirlpool Corp.	4,100	627,751

Insurance Brokers (2.86%)
Arthur J Gallagher & Co.	11,700	804,141

Internet Software & Services (1.60%)
SINA Corp.(a)	4,300	448,361

Multi-line Insurance (1.49%)
American International Group, Inc.	7,700	419,034
	Shares or Principal Amount	Value
Oil & Gas Exploration & Production (4.56%)
Cabot Oil & Gas Corp.	14,500	$347,710
Diamondback Energy, Inc.(a)	2,400	303,648
Parsley Energy, Inc., Class A(a)	21,700	629,083
		1,280,441
Pharmaceuticals (2.64%)
Jazz Pharmaceuticals PLC(a)	4,900	739,851

Railroads (2.28%)
CSX Corp.	11,500	640,665

Regional Banks (13.23%)
Fifth Third Bancorp	8,400	266,700
First Commonwealth Financial Corp.	35,500	501,615
KeyCorp	28,500	557,175
Signature Bank(a)	9,200	1,305,940
SVB Financial Group(a)	4,500	1,080,045
		3,711,475
Semiconductor Equipment (3.74%)
Applied Materials, Inc.	12,100	672,881
Brooks Automation, Inc.	13,900	376,412
		1,049,293
Semiconductors (15.59%)
Broadcom, Ltd.	900	212,085
Cavium, Inc.(a)	9,000	714,420
Cypress Semiconductor Corp.	48,800	827,648
Micron Technology, Inc.(a)	20,400	1,063,656
Qorvo, Inc.(a)	6,300	443,835
Skyworks Solutions, Inc.	11,100	1,112,886
		4,374,530
Total Common Stocks (Cost $20,741,222)		27,665,736

Total Investments (98.56%) (Cost $20,741,222)		$27,665,736

Other Assets Less Liabilities (1.44%)		403,471

Net Assets (100.00%)		$28,069,207

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Long/Short Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Sector Composition (March 31, 2018) (Unaudited)

Information Technology	30.46%
Financials	27.01%
Consumer Discretionary	18.60%
Health Care	8.60%
Industrials	5.10%
Energy	4.56%
Materials	4.23%
98.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Semiconductors	15.59%
Regional Banks	13.23%
Diversified Banks	9.43%
Hotels, Resorts & Cruise Lines	5.91%
Homebuilding	5.15%
Data Processing & Outsourced Services	4.99%
Oil & Gas Exploration & Production	4.56%
Application Software	4.54%
Biotechnology	4.48%
Construction Materials	4.23%
Semiconductor Equipment	3.74%
Insurance Brokers	2.86%
Building Products	2.82%
Home Improvement Retail	2.73%
Pharmaceuticals	2.64%
Auto Parts & Equipment	2.57%
Railroads	2.28%
Household Appliances	2.24%
Internet Software & Services	1.60%
Multi-line Insurance	1.49%
Health Care Facilities	1.48%
98.56%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	13

ICON Opportunities Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.63%)
Auto Parts & Equipment (7.88%)
Modine Manufacturing Co.(a)	53,148	$1,124,080
Tower International, Inc.	25,300	702,075
		1,826,155
Automobile Manufacturers (2.20%)
Winnebago Industries, Inc.	13,548	509,405

Biotechnology (2.69%)
Ligand Pharmaceuticals, Inc.(a)(b)	3,775	623,479

Building Products (12.21%)
Armstrong World Industries, Inc.(a)	9,100	512,330
Builders FirstSource, Inc.(a)	43,500	863,040
Patrick Industries, Inc.(a)	9,184	568,030
PGT Innovations, Inc.(a)	47,700	889,605
		2,833,005
Communications Equipment (3.23%)
ARRIS International PLC(a)	8,000	212,560
Extreme Networks, Inc.(a)	48,500	536,895
		749,455
Electronic Equipment & Instruments (3.24%)
Coherent, Inc.(a)	4,012	751,849

Electronic Manufacturing Services (4.93%)
IPG Photonics Corp.(a)	4,900	1,143,562

Health Care Equipment (2.77%)
NuVasive, Inc.(a)	12,300	642,183

Health Care Services (1.99%)
BioTelemetry, Inc.(a)	14,900	462,645

Homebuilding (11.04%)
KB Home	36,200	1,029,890
LGI Homes, Inc.(a)(b)	10,800	762,156
M/I Homes, Inc.(a)	24,200	770,770
		2,562,816
Leisure Products (2.94%)
Brunswick Corp.	11,500	682,985

Oil & Gas Exploration & Production (3.56%)
Ring Energy, Inc.(a)	16,300	233,905
Southwestern Energy Co.(a)	70,600	305,698
SRC Energy, Inc.(a)	30,389	286,568
		826,171
Paper Packaging (1.69%)
Avery Dennison Corp.	3,700	393,125

Pharmaceuticals (2.27%)
Innoviva, Inc.(a)	31,529	525,589
	Shares or Principal Amount	Value
Property & Casualty Insurance (2.19%)
United Insurance Holdings Corp.	26,500	$507,210

Regional Banks (9.07%)
Bank of the Ozarks	12,100	584,067
First Commonwealth Financial Corp.	40,000	565,200
First Midwest Bancorp, Inc.	14,427	354,760
Webster Financial Corp.	10,800	598,320
		2,102,347
Semiconductor Equipment (9.03%)
Nanometrics, Inc.(a)	24,500	659,050
Photronics, Inc.(a)	47,300	390,225
Teradyne, Inc.	22,909	1,047,170
		2,096,445
Semiconductors (6.75%)
CEVA, Inc.(a)	6,800	246,160
Cypress Semiconductor Corp.	33,600	569,856
Diodes, Inc.(a)	18,813	573,044
MACOM Technology Solutions Holdings, Inc.(a)(b)	10,594	175,861
		1,564,921
Specialty Stores (2.00%)
Michaels Cos., Inc.(a)	23,565	464,466

Thrifts & Mortgage Finance (7.95%)
BofI Holding, Inc.(a)	18,000	729,540
Essent Group, Ltd.(a)	15,500	659,680
HomeStreet, Inc.(a)	15,917	456,022
		1,845,242
Total Common Stocks (Cost $18,386,727)		23,113,055

Collateral for Securities on Loan (6.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	1,571,815	1,571,815

Total Collateral for Securities on Loan (Cost $1,571,815)		1,571,815

Total Investments (106.41%) (Cost $19,958,542)		$24,684,870

Liabilities Less Other Assets (-6.41%)		(1,487,063)

Net Assets (100.00%)		$23,197,807

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2018.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Opportunities Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Sector Composition (March 31, 2018) (Unaudited)

Information Technology	27.18%
Consumer Discretionary	26.06%
Financials	19.21%
Industrials	12.21%
Health Care	9.72%
Energy	3.56%
Materials	1.69%
99.63%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Building Products	12.21%
Homebuilding	11.04%
Regional Banks	9.07%
Semiconductor Equipment	9.03%
Thrifts & Mortgage Finance	7.95%
Auto Parts & Equipment	7.88%
Semiconductors	6.75%
Electronic Manufacturing Services	4.93%
Oil & Gas Exploration & Production	3.56%
Electronic Equipment & Instruments	3.24%
Communications Equipment	3.23%
Leisure Products	2.94%
Health Care Equipment	2.77%
Biotechnology	2.69%
Pharmaceuticals	2.27%
Automobile Manufacturers	2.20%
Property & Casualty Insurance	2.19%
Specialty Stores	2.00%
Health Care Services	1.99%
Paper Packaging	1.69%
99.63%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	15

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (17.76%)
Consumer Discretionary (2.38%)
Dollar Tree, Inc.
5.75%, 03/01/23	$250,000	$261,310
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	209,000
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	300,000	311,610
		781,920
Consumer Staples (2.09%)
Central Garden & Pet Co.
6.13%, 11/15/23	160,000	167,000
Darling Ingredients, Inc.
5.38%, 01/15/22	100,000	101,750
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	400,000	416,981
		685,731
Energy (2.26%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	314,000	329,323
MPLX LP
5.50%, 02/15/23	400,000	410,500
		739,823
Financial (5.13%)
Citigroup, Inc.
6.88%, 06/01/25	250,000	293,969
Credit Acceptance Corp.
6.13%, 02/15/21	105,000	105,756
GFI Group, Inc.
8.38%, 07/19/18	150,000	152,250
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	253,000	345,749
RBC U.S.A. Holdco Corp.
5.25%, 09/15/20	378,000	397,959
SAFG Retirement Services, Inc.
8.13%, 04/28/23	326,000	386,002
		1,681,685
Health Care (0.62%)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	100,000	103,500
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	98,750
		202,250
Industrials (2.00%)
Aircastle, Ltd.
5.00%, 04/01/23	200,000	206,250
Covanta Holding Corp.
6.38%, 10/01/22	189,000	192,308
Spirit AeroSystems, Inc.
5.25%, 03/15/22	250,000	257,199
		655,757
	Shares or Principal Amount	Value
Information Technology (2.04%)
Activision Blizzard, Inc.
6.13%, 09/15/23(a)	$250,000	$261,493
Amkor Technology, Inc.
6.38%, 10/01/22	100,000	102,625
NXP BV / NXP Funding LLC
4.63%, 06/01/23(a)	300,000	305,340
		669,458
Real Estate (0.45%)
Select Income REIT
4.50%, 02/01/25	150,000	148,172

Utilities (0.79%)
DPL, Inc.
6.75%, 10/01/19	250,000	258,125

Total Corporate Bonds (Cost $5,930,320)		5,822,921

Asset-Backed Securities (0.74%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(b)	250,000	242,706

Total Asset-Backed Securities (Cost $241,254)		242,706

U.S. Treasury Obligations (5.89%)
U.S. Treasury Bond
2.25%, 02/15/27	1,200,000	1,152,543
U.S. Treasury Note
1.88%, 05/31/22	800,000	779,828

Total U.S. Treasury Obligations (Cost $1,982,573)		1,932,371

Common Stocks (59.03%)
Application Software (2.73%)
Adobe Systems, Inc.(c)	2,380	514,270
CDK Global, Inc.	6,001	380,103
		894,373
Auto Parts & Equipment (1.09%)
Magna International, Inc.	6,353	357,992

Automobile Manufacturers (1.00%)
Thor Industries, Inc.	2,833	326,277

Automotive Retail (1.57%)
AutoZone, Inc.(c)	412	267,260
O’Reilly Automotive, Inc.(c)	1,000	247,380
		514,640
Biotechnology (2.21%)
AbbVie, Inc.	2,754	260,666

The accompanying notes are an integral part of the financial statements.
16	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Biotechnology (continued)
Celgene Corp.(c)	2,855	$254,695
Ligand Pharmaceuticals, Inc.(c)(d)	1,280	211,405
		726,766
Building Products (2.16%)
Johnson Controls International PLC	6,800	239,632
Masco Corp.	11,570	467,891
		707,523
Construction Materials (1.36%)
Eagle Materials, Inc.	4,318	444,970

Consumer Finance (1.00%)
Ally Financial, Inc.	12,058	327,375

Data Processing & Outsourced Services (3.29%)
Mastercard, Inc., Class A	3,300	578,028
Visa, Inc., Class A	4,200	502,404
		1,080,432
Diversified Banks (3.38%)
Bank of America Corp.	18,478	554,155
JPMorgan Chase & Co.	5,043	554,579
		1,108,734
Health Care Equipment (0.92%)
Boston Scientific Corp.(c)	11,077	302,624

Health Care Facilities (0.74%)
HCA Healthcare, Inc.	2,500	242,500

Home Entertainment Software (0.78%)
Electronic Arts, Inc.(c)	2,098	254,361

Home Improvement Retail (1.02%)
Lowe’s Cos., Inc.	3,800	333,450

Homebuilding (2.23%)
DR Horton, Inc.	7,166	314,157
PulteGroup, Inc.	14,126	416,576
		730,733
Hotels, Resorts & Cruise Lines (2.14%)
Royal Caribbean Cruises, Ltd.	2,886	339,798
Wyndham Worldwide Corp.	3,156	361,141
		700,939
Household Appliances (0.70%)
Whirlpool Corp.	1,506	230,584

Internet Software & Services (2.65%)
Alphabet, Inc., Class C(c)	201	207,390
Facebook, Inc., Class A(c)	2,323	371,192
LogMeIn, Inc.	2,513	290,377
		868,959
Investment Banking & Brokerage (0.99%)
Morgan Stanley	5,995	323,490
	Shares or Principal Amount	Value
IT Consulting & Other Services (1.21%)
Cognizant Technology Solutions Corp., Class A	4,934	$397,187

Leisure Products (1.19%)
Brunswick Corp.	6,586	391,142

Life & Health Insurance (0.89%)
Lincoln National Corp.	4,000	292,240

Life Sciences Tools & Services (3.42%)
PerkinElmer, Inc.	4,491	340,058
PRA Health Sciences, Inc.(c)	4,600	381,616
Thermo Fisher Scientific, Inc.	1,932	398,881
		1,120,555
Managed Health Care (0.88%)
Cigna Corp.	1,728	289,855

Multi-line Insurance (0.83%)
American International Group, Inc.	4,974	270,685

Oil & Gas Exploration & Production (3.51%)
Cimarex Energy Co.	3,100	289,850
Diamondback Energy, Inc.(c)	2,700	341,604
Parsley Energy, Inc., Class A(c)	6,000	173,940
SRC Energy, Inc.(c)	37,000	348,910
		1,154,304
Oil & Gas Refining & Marketing (0.70%)
Marathon Petroleum Corp.	3,152	230,443

Paper Packaging (1.20%)
Graphic Packaging Holding Co.	25,667	393,988

Pharmaceuticals (1.29%)
Jazz Pharmaceuticals PLC(c)	2,810	424,282

Railroads (2.36%)
Canadian Pacific Railway, Ltd.	2,000	353,000
Union Pacific Corp.	3,129	420,631
		773,631
Regional Banks (4.10%)
KeyCorp	17,327	338,743
Signature Bank(c)	3,503	497,251
SVB Financial Group(c)	2,124	509,781
		1,345,775
Semiconductors (4.02%)
Broadcom, Ltd.	2,000	471,300
Monolithic Power Systems, Inc.	3,419	395,818
Skyworks Solutions, Inc.	4,466	447,761
		1,314,879
Technology Hardware, Storage & Peripherals (0.87%)
Logitech International SA(d)	7,800	286,494

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	17

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Trading Companies & Distributors (0.60%)
Air Lease Corp.	4,644	$197,927

Total Common Stocks (Cost $17,562,045)		19,360,109

Preferred Stocks (2.21%)
Diversified Banks (0.60%)
JPMorgan Chase & Co., Series P
5.45%(e)	696	17,546
Wells Fargo & Co., Series V
6.00%(d)(e)	6,788	176,827
		194,373
Diversified REITs (0.60%)
Gramercy Property Trust, Series A
7.13%(b)(e)	7,704	197,608

Financial Services (0.10%)
Cabco Series 2004-101 Trust Goldman Sachs Capital I, Series GS
3M US L + 0.85%, 02/15/34(f)	1,452	33,396

Property & Casualty Insurance (0.91%)
Argo Group U.S., Inc.
6.50%, 09/15/42	11,816	298,118

Total Preferred Stocks (Cost $724,502)		723,495

Convertible Preferred Stocks (0.35%)
Office REITs (0.35%)
Equity Commonwealth, Series D
6.50%(e)	4,470	116,175

Total Convertible Preferred Stocks (Cost $116,320)		116,175

Closed-End Mutual Funds (8.93%)
Asia Pacific Fund, Inc.	5,479	78,952
BlackRock Enhanced Government Fund, Inc.	14,641	190,772
BlackRock Income Trust, Inc.(d)	20,915	122,771
Delaware Investments Dividend & Income Fund, Inc.	6,124	64,608
Deutsche Multi-Market Income Trust	45,019	395,267
Deutsche Strategic Income Trust	5,735	70,369
Eaton Vance High Income 2021 Target Term Trust	8,381	82,804
Madison Covered Call & Equity Strategy Fund	41,590	301,943
	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Madison Strategic Sector Premium Fund	15,232	$171,208
Managed Duration Investment Grade Municipal Fund	18,244	248,118
MFS Investment Grade Municipal Trust	11,639	109,290
Morgan Stanley Income Securities, Inc.(b)	34,243	644,796
Nuveen Build America Bond Fund	1,185	24,636
Nuveen High Income December 2018 Target Term Fund	25,929	253,845
Nuveen High Income December 2019 Target Term Fund	17,156	168,987

Total Closed-End Mutual Funds (Cost $2,918,810)		2,928,366

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.13%)
S&P 500 Index
06/15/18, 2,500, $2,640,870	10	41,850

Total Put Options Purchased (Cost $27,519)		41,850

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.38%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	451,122	451,122

Total Collateral for Securities on Loan (Cost $451,122)		451,122

Total Investments (96.42%) (Cost $29,954,465)		$31,619,115

Other Assets Less Liabilities (3.58%)		1,175,423

Net Assets (100.00%)		$32,794,538

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M  US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

The accompanying notes are an integral part of the financial statements.
18	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2018 (Unaudited)

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2018, these securities had a total aggregate market value of $2,196,379.

(b)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at March 31, 2018 was $1,085,110, which represent 3.31% of the Fund’s net assets.

(c)	Non-income producing security.

(d)	All or a portion of the security was on loan as of March 31, 2018.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security’s last reset date.

Sector Composition (March 31, 2018) (Unaudited)

Financials	17.93%
Information Technology	17.59%
Consumer Discretionary	13.32%
Health Care	10.08%
Industrials	7.12%
Energy	6.47%
Government	5.89%
Materials	2.56%
Consumer Staples	2.09%
Real Estate	1.40%
Utilities	0.79%
85.24%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Sovereigns	5.89%
Regional Banks	5.31%
Semiconductors	4.95%
Diversified Banks	4.88%
Oil & Gas Exploration & Production	3.51%
Life Sciences Tools & Services	3.42%
Data Processing & Outsourced Services	3.29%
Application Software	2.73%
Internet Software & Services	2.65%
Railroads	2.36%
Homebuilding	2.23%
Biotechnology	2.21%
Building Products	2.16%
Hotels, Resorts & Cruise Lines	2.14%
Property & Casualty Insurance	1.97%
Home Entertainment Software	1.58%
Automotive Retail	1.57%
Investment Banking & Brokerage	1.45%
Construction Materials	1.36%
Consumer Finance	1.32%
Pharmaceuticals	1.29%
Financial Services	1.28%
Food & Beverage	1.27%
Oil & Gas Storage & Transportation	1.25%
Health Care Equipment	1.24%
Trading Companies & Distributors	1.23%
IT Consulting & Other Services	1.21%
Paper Packaging	1.20%
Leisure Products	1.19%
Managed Health Care	1.18%
Auto Parts & Equipment	1.09%
Diversified REITs	1.05%
Home Improvement Retail	1.02%
Pipeline	1.01%
Automobile Manufacturers	1.00%
Other Industries (each less than 1%)	10.75%
85.24%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	19

ICON Risk-Managed Balanced Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Credit Diversification (March 31, 2018) (Unaudited)

Aaa	5.89%
Baa3	3.29%
Ba1	2.56%
A3	2.27%
Ba2	2.20%
Baa1	2.07%
Baa2	2.07%
B1	2.05%
NR*	0.74%
B2	0.64%
Ba3	0.31%
B3	0.30%
Total:	24.39%

Percentages are based upon corporate bond, U.S. Treasury obligations and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

* NR - Not Rated

The accompanying notes are an integral part of the financial statements.
20	www.iconfunds.com

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Fund
Assets
Investments, at cost	$75,689,125	$82,261,485	$35,787,992
Investments, at value(a)	81,455,138	81,279,824	51,083,051
Cash and cash equivalents	1,042,619	11,686,302	65,683
Foreign currency, at value (Cost $10,176, $– and $–, respectively)	10,176	—	—
Receivables:
Investments sold	3,043,250	373,269	—
Fund shares sold	697,485	349,802	656
Expense reimbursements due from Adviser	32,341	39,165	1,738
Interest	46,597	1,008,939	—
Dividends	301,868	58,976	19,201
Foreign tax reclaims	10,839	—	—
Other assets	23,248	20,817	19,039
Total assets	86,663,561	94,817,094	51,189,368

Liabilities
Payables:
Payable for collateral received on securities loaned	3,820,304	2,333,120	—
Loan payable, at value (Cost $955,641, $– and $–)	955,641	—	—
Investments purchased	1,583,550	696,511	—
Fund shares redeemed	96,095	26,421	957
Distributions due to shareholders	—	244,635	—
Advisory fees	51,353	45,991	33,714
Transfer agent fees	19,305	6,866	8,745
Fund accounting fees	9,399	13,411	4,771
Accrued distribution fees	16,902	3,217	12,019
Trustee fees and expenses	923	545	255
Administration fees	3,423	3,833	2,245
Accrued expenses	25,630	24,426	17,980
Total liabilities	6,582,525	3,398,976	80,686
Net Assets - all share classes	$80,081,036	$91,418,118	$51,108,682
Net Assets - Class S	$50,205,247	$84,596,999	$33,494,804
Net Assets - Class C	$16,424,815	$3,452,190	$12,241,743
Net Assets - Class A	$13,450,974	$3,368,929	$5,372,135

Net Assets Consists of
Paid-in capital	$88,175,178	$95,268,352	$53,703,543
Accumulated undistributed net investment income/(loss)	(56,438)	71,367	(267,769)
Accumulated undistributed net realized gain/(loss)	(13,803,775)	(2,939,940)	(17,622,151)
Unrealized appreciation/(depreciation)	5,766,071	(981,661)	15,295,059
Net Assets	$80,081,036	$91,418,118	$51,108,682

Shares outstanding (unlimited shares authorized, no par value)
Class S	2,797,273	9,121,111	1,684,992
Class C	907,008	370,765	708,035
Class A	751,283	364,980	287,488
Net asset value (offering and redemption price per share)
Class S	$17.95	$9.27	$19.88
Class C	$18.11	$9.31	$17.29
Class A	$17.90	$9.23	$18.69
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$19.00	$9.69	$19.83

(a) Includes securities on loan of	$3,019,328	$2,263,391	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	21

ICON Diversified Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Assets
Investments, at cost	$20,741,222	$19,958,542	$29,954,465
Investments, at value(a)	27,665,736	24,684,870	31,619,115
Cash and cash equivalents	541,160	110,054	1,526,496
Receivables:
Investments sold	—	—	85,782
Fund shares sold	49,628	7,199	46,824
Expense reimbursements due from Adviser	10,951	—	13,212
Interest	—	—	103,177
Dividends	13,993	5,285	15,444
Foreign tax reclaims	—	—	—
Other assets	16,064	6,179	17,994
Total assets	28,297,532	24,813,587	33,428,044

Liabilities
Payables:
Payable for collateral received on securities loaned	—	1,571,815	451,122
Expense recoupment due to Adviser	—	5,842	—
Investments purchased	174,061	—	75,052
Fund shares redeemed	—	251	22,271
Advisory fees	20,572	15,174	21,495
Transfer agent fees	8,868	2,720	15,165
Fund accounting fees	3,121	3,445	11,278
Accrued distribution fees	6,101	—	15,232
Trustee fees and expenses	105	120	524
Administration fees	1,208	1,010	1,433
Accrued expenses	14,289	15,403	19,934
Total liabilities	228,325	1,615,780	633,506
Net Assets - all share classes	$28,069,207	$23,197,807	$32,794,538
Net Assets - Class S	$15,568,155	$—	$10,306,607
Net Assets - Class C	$5,114,438	$—	$15,982,717
Net Assets - Class A	$7,386,614	$—	$6,505,214

Net Assets Consists of
Paid-in capital	$41,882,390	$18,010,575	$42,220,718
Accumulated undistributed net investment income/(loss)	(178,505)	(187,217)	30,907
Accumulated undistributed net realized gain/(loss)	(20,559,192)	648,121	(11,121,740)
Unrealized appreciation/(depreciation)	6,924,514	4,726,328	1,664,653
Net Assets	$28,069,207	$23,197,807	$32,794,538

Shares outstanding (unlimited shares authorized, no par value)		1,228,277
Class S	579,838	—	655,036
Class C	217,396	—	1,109,984
Class A	284,603	—	423,860
Net asset value (offering and redemption price per share)		$18.89
Class S	$26.85	$—	$15.73
Class C	$23.53	$—	$14.40
Class A	$25.95	$—	$15.35
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$27.54	$—	$16.28

(a) Includes securities on loan of	$—	$1,561,495	$446,399

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2018 (Unaudited)

	ICON Equity Income Fund	ICON Flexible Bond Fund	ICON Fund
Investment Income
Interest	$113,057	$1,597,279	$56
Dividends	1,383,326	464,065	258,355
Foreign taxes withheld	(27,681)	—	(2,160)
Income from securities lending, net	25,509	5,886	89
Other income	970	99	—
Total investment income	1,495,181	2,067,329	256,340

Expenses
Advisory fees	317,329	267,041	196,754
Administration fees	21,153	22,250	13,104
Transfer agent fees	50,363	26,882	25,640
Distribution fees:
Class C	81,109	15,068	64,484
Class A	17,659	4,526	6,666
Registration fees	20,123	16,374	17,189
Audit and tax service expense	9,032	9,019	8,021
Fund accounting fees	19,553	21,877	11,081
Trustee fees and expenses	10,004	10,155	5,901
Insurance expense	4,280	4,318	2,479
Custody fees	4,133	5,112	1,776
Printing fees	9,031	7,704	5,318
Interest expense	1,222	—	673
Recoupment of previously reimbursed expenses	—	—	1,664
Other expenses	18,490	19,625	11,944
Total expenses before expense reimbursement	583,481	429,951	372,694
Expense reimbursement by Adviser due to expense limitation agreement	(64,798)	(76,499)	(4,181)
Net Expenses	518,683	353,452	368,513
Net Investment Income/(Loss)	976,498	1,713,877	(112,173)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	1,753,412	(734,514)	1,124,897
	1,753,412	(734,514)	1,124,897
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	406,746	(805,257)	2,145,389
	406,746	(805,257)	2,145,389
Net realized and unrealized gain/(loss)	2,160,158	(1,539,771)	3,270,286
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,136,656	$174,106	$3,158,113

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	23

ICON Diversified Funds	Statements of Operations

Period Ended March 31, 2018 (Unaudited)

	ICON Long/Short Fund	ICON Opportunities Fund	ICON Risk-Managed Balanced Fund
Investment Income
Interest	$181	$127	$222,557
Dividends	131,579	56,680	213,810
Foreign taxes withheld	(877)	—	(807)
Income from securities lending, net	15	2,904	1,195
Other income	—	—	373
Total investment income	130,898	59,711	437,128

Expenses
Advisory fees	110,357	82,685	133,500
Administration fees	6,483	5,506	8,904
Transfer agent fees	24,099	12,548	32,042
Distribution fees:
Class C	24,789	—	82,471
Class A	9,161	—	8,321
Registration fees	16,847	8,008	16,991
Audit and tax service expense	8,779	8,014	9,786
Fund accounting fees	5,967	5,676	12,872
Trustee fees and expenses	2,792	2,355	4,323
Insurance expense	1,150	888	1,855
Custody fees	1,385	1,467	3,506
Printing fees	2,577	2,748	4,291
Interest expense	129	44	47
Recoupment of previously reimbursed expenses	—	8,103	—
Other expenses	6,866	5,458	10,232
Total expenses before expense reimbursement	221,381	143,500	329,141
Expense reimbursement by Adviser due to expense limitation agreement	(21,751)	—	(24,922)
Net Expenses	199,630	143,500	304,219
Net Investment Income/(Loss)	(68,732)	(83,789)	132,909

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	314,209	801,695	708,723
	314,209	801,695	708,723
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	1,349,951	(621,466)	(691,083)
	1,349,951	(621,466)	(691,083)
Net realized and unrealized gain/(loss)	1,664,160	180,229	17,640
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,595,428	$96,440	$150,549

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Equity Income Fund		ICON Flexible Bond Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited) (a)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$976,498	$2,681,634	$1,713,877	$3,209,047
Net realized gain/(loss)	1,753,412	4,311,704	(734,514)	(397,218)
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	880,899	—	701,891
Change in net unrealized appreciation/(depreciation)	406,746	3,717,072	(805,257)	(1,372,818)
Net increase/(decrease) in net assets resulting from operations	3,136,656	11,591,309	174,106	2,140,902

Dividends and Distributions to Shareholders
Net investment income
Class S	(860,963)	(1,775,156)	(1,580,607)	(2,969,591)
Class C	(178,559)	(329,600)	(55,132)	(127,097)
Class A	(206,159)	(437,435)	(66,146)	(194,557)
Net decrease from dividends and distributions	(1,245,681)	(2,542,191)	(1,701,885)	(3,291,245)

Fund Share Transactions
Shares sold
Class S	6,463,578	29,442,641	12,562,531	30,021,531
Class C	1,333,577	6,193,719	276,399	852,689
Class A	814,663	3,883,597	183,790	1,653,201
Reinvested dividends and distributions
Class S	822,987	1,707,580	1,454,179	2,665,363
Class C	160,753	284,548	47,125	106,129
Class A	177,078	372,453	60,433	125,313
Shares repurchased
Class S	(15,436,081)	(17,771,448)	(8,484,780)	(27,853,530)
Class C	(1,250,458)	(2,642,506)	(547,859)	(1,757,578)
Class A	(2,041,590)	(8,549,319)	(670,750)	(3,943,785)
Net increase/(decrease) from fund share transactions	(8,955,493)	12,921,265	4,881,068	1,869,333

Total net increase/(decrease) in net assets	(7,064,518)	21,970,383	3,353,289	718,990

Net Assets
Beginning of period	87,145,554	65,175,171	88,064,829	87,345,839
End of period	$80,081,036	$87,145,554	$91,418,118	$88,064,829

Accumulated undistributed net investment income/(loss)	$(56,438)	$212,745	$71,367	$59,375

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	25

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Equity Income Fund		ICON Flexible Bond Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited) (a)	Year Ended September 30, 2017
Transactions in Fund Shares
Shares sold
Class S	357,262	1,767,858	1,343,925	3,177,562
Class C	73,049	366,818	29,370	90,115
Class A	45,266	232,232	19,732	176,894
Issued to shareholders in reinvestment of distributions
Class S	45,696	100,137	155,652	282,927
Class C	8,849	16,505	5,022	11,215
Class A	9,858	21,926	6,496	13,352
Shares repurchased
Class S	(846,673)	(1,052,089)	(907,303)	(2,956,814)
Class C	(68,805)	(157,844)	(58,186)	(185,691)
Class A	(112,714)	(522,274)	(72,097)	(420,853)
Net increase/(decrease)	(488,212)	773,269	522,611	188,707
Shares outstanding, beginning of period	4,943,776	4,170,507	9,334,245	9,145,538
Shares outstanding, end of period	4,455,564	4,943,776	9,856,856	9,334,245

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Fund		ICON Long/Short Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$(112,173)	$(181,146)	$(68,732)	$(102,810)
Net realized gain/(loss)	1,124,897	1,912,935	314,209	558,053
Change in net unrealized appreciation/(depreciation)	2,145,389	11,527,848	1,349,951	5,059,321
Net increase/(decrease) in net assets resulting from operations	3,158,113	13,259,637	1,595,428	5,514,564

Fund Share Transactions
Shares sold
Class S	1,709,318	8,371,228	4,878,196	4,418,722
Class C	149,629	737,337	561,092	231,078
Class A	388,025	726,755	1,061,622	2,993,488
Shares repurchased
Class S	(3,204,937)	(12,871,498)	(1,408,189)	(2,770,776)
Class C	(1,313,309)	(2,880,211)	(411,129)	(1,023,107)
Class A	(480,832)	(2,547,491)	(1,141,087)	(3,071,503)
Net increase/(decrease) from fund share transactions	(2,752,106)	(8,463,880)	3,540,505	777,902

Total net increase in net assets	406,007	4,795,757	5,135,933	6,292,466

Net Assets
Beginning of period	50,702,675	45,906,918	22,933,274	16,640,808
End of period	$51,108,682	$50,702,675	$28,069,207	$22,933,274

Accumulated undistributed net investment income/(loss)	$(267,769)	$(155,596)	$(178,505)	$(109,773)

Transactions in Fund Shares
Shares sold
Class S	85,798	507,732	184,177	192,376
Class C	8,703	48,906	24,054	11,293
Class A	20,561	45,694	41,026	138,114
Shares repurchased
Class S	(161,207)	(800,369)	(52,390)	(124,649)
Class C	(75,529)	(198,758)	(17,683)	(53,192)
Class A	(26,080)	(165,063)	(44,285)	(142,928)
Net increase/(decrease)	(147,754)	(561,858)	134,899	21,014
Shares outstanding, beginning of period	2,828,269	3,390,127	946,938	925,924
Shares outstanding, end of period	2,680,515	2,828,269	1,081,837	946,938

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	27

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$(83,789)	$(133,644)	$132,909	$376,709
Net realized gain/(loss)	801,695	255,312	708,723	1,047,257
Net realized gain/(loss) on long-term capital gain distributions from other investment companies	—	—	—	192,193
Change in net unrealized appreciation/(depreciation)	(621,466)	4,385,735	(691,083)	1,967,456
Net increase/(decrease) in net assets resulting from operations	96,440	4,507,403	150,549	3,583,615

Dividends and Distributions to Shareholders
Net investment income	—	—
Class S	—	—	(62,824)	(228,027)
Class C	—	—	(23,509)	(107,326)
Class A	—	—	(27,604)	(98,195)
Net realized gains	(307,810)	(221,532)
Net decrease from dividends and distributions	(307,810)	(221,532)	(113,937)	(433,548)

Fund Share Transactions
Shares sold	5,808,923	2,342,771
Class S	—	—	1,193,596	5,789,710
Class C	—	—	1,816,995	4,874,335
Class A	—	—	819,115	742,396
Reinvested dividends and distributions	305,435	221,332
Class S	—	—	57,853	209,620
Class C	—	—	21,452	94,575
Class A	—	—	25,779	90,299
Shares repurchased	(2,074,583)	(3,539,469)
Class S	—	—	(6,255,793)	(12,045,261)
Class C	—	—	(2,431,664)	(4,806,459)
Class A	—	—	(1,428,966)	(3,493,476)
Net increase/(decrease) from fund share transactions	4,039,775	(975,366)	(6,181,633)	(8,544,261)

Total net increase/(decrease) in net assets	3,828,405	3,310,505	(6,145,021)	(5,394,194)

Net Assets
Beginning of period	19,369,402	16,058,897	38,939,559	44,333,753
End of period	$23,197,807	$19,369,402	$32,794,538	$38,939,559

Accumulated undistributed net investment income/(loss)	$(187,217)	$(103,428)	$30,907	$11,935

The accompanying notes are an integral part of the financial statements.

28	www.iconfunds.com

ICON Diversified Funds	Statements of Changes in Net Assets

	ICON Opportunities Fund		ICON Risk-Managed Balanced Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Transactions in Fund Shares
Shares sold	292,825	139,548
Class S	—	—	73,982	386,228
Class C	—	—	124,289	350,409
Class A	—	—	52,088	50,434
Issued to shareholders in reinvestment of distributions	15,481	13,488
Class S	—	—	3,640	13,840
Class C	—	—	1,468	6,868
Class A	—	—	1,663	6,124
Shares repurchased	(105,723)	(216,490)
Class S	—	—	(392,686)	(819,237)
Class C	—	—	(165,737)	(349,264)
Class A	—	—	(91,165)	(239,935)
Net increase/(decrease)	202,583	(63,454)	(392,458)	(594,533)
Shares outstanding, beginning of period	1,025,694	1,089,148	2,581,338	3,175,871
Shares outstanding, end of period	1,228,277	1,025,694	2,188,880	2,581,338

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	29

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$17.61		$15.62		$14.36	$14.87		$13.80	$12.18
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.23		0.61		0.60	0.56		0.52	0.47
Net realized and unrealized gains/(losses) on investments	0.40		1.95		1.27	(0.56)		1.04	1.65
Total from investment operations	0.63		2.56		1.87	(0.00	)(c)	1.56	2.12

Less dividends and distributions:
Dividends from net investment income	(0.29)		(0.57)		(0.61)	(0.51)		(0.49)	(0.50)
Total dividends and distributions	(0.29)		(0.57)		(0.61)	(0.51)		(0.49)	(0.50)

Net asset value, end of period	$17.95		$17.61		$15.62	$14.36		$14.87	$13.80

Total Return	3.58	%(d)	16.53%		13.30%	(0.17)%		11.36%	17.76%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$50,205		$57,062		$37,868	$22,779		$8,022	$5,116

Ratio of expenses to average net assets
Before expense limitation	1.13	%(e)	1.15%		1.24%	1.25%		1.38%	1.53%
After expense limitation(f)	0.99	%(e)	1.05	%(g)	1.20%	1.20%		1.20%	1.21%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.40	%(e)	3.50%		3.91%	3.52%		3.36%	3.28%
After expense limitation(f)	2.54	%(e)	3.60%		3.95%	3.57%		3.54%	3.60%
Portfolio turnover rate	75	%(d)	206%		145%	174%		148%	163%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective January 26, 2017, the annual expense limitation rate changed from 1.20% to 0.99%.

The accompanying notes are an integral part of the financial statements.

30	www.iconfunds.com

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$17.76		$15.76		$14.45	$14.96	$13.88	$12.25
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.14		0.45		0.45	0.40	0.36	0.35
Net realized and unrealized gains/(losses) on investments	0.41		1.95		1.28	(0.56)	1.06	1.65
Total from investment operations	0.55		2.40		1.73	(0.16)	1.42	2.00

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.40)		(0.42)	(0.35)	(0.34)	(0.37)
Total dividends and distributions	(0.20)		(0.40)		(0.42)	(0.35)	(0.34)	(0.37)

Net asset value, end of period	$18.11		$17.76		$15.76	$14.45	$14.96	$13.88

Total Return(c)	3.10	%(d)	15.34%		12.15%	(1.16)%	10.26%	16.58%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$16,425		$15,878		$10,532	$6,825	$5,481	$5,423

Ratio of expenses to average net assets
Before expense limitation	2.15	%(e)	2.20%		2.34%	2.34%	2.45%	2.42%
After expense limitation(f)	1.99	%(e)	2.05	%(g)	2.20%	2.20%	2.20%	2.21%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.41	%(e)	2.49%		2.80%	2.40%	2.21%	2.49%
After expense limitation(f)	1.57	%(e)	2.64%		2.94%	2.54%	2.46%	2.70%
Portfolio turnover rate	75	%(d)	206%		145%	174%	148%	163%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(g)	Effective January 26, 2017, the annual expense limitation rate changed from 2.20% to 1.99%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	31

ICON Equity Income Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$17.56		$15.58		$14.29	$14.79	$13.73	$12.12
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.21		0.54		0.56	0.50	0.47	0.45
Net realized and unrealized gains/(losses) on investments	0.40		1.96		1.26	(0.53)	1.04	1.63
Total from investment operations	0.61		2.50		1.82	(0.03)	1.51	2.08

Less dividends and distributions:
Dividends from net investment income	(0.27)		(0.52)		(0.53)	(0.47)	(0.45)	(0.47)
Total dividends and distributions	(0.27)		(0.52)		(0.53)	(0.47)	(0.45)	(0.47)

Net asset value, end of period	$17.90		$17.56		$15.58	$14.29	$14.79	$13.73

Total Return(c)	3.46	%(d)	16.20%		12.97%	(0.38)%	11.07%	17.49%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$13,451		$14,206		$16,775	$13,039	$13,847	$12,798

Ratio of expenses to average net assets
Before expense limitation	1.45	%(e)	1.45%		1.54%	1.52%	1.59%	1.68%
After expense limitation(f)	1.24	%(e)	1.31	%(g)	1.45%	1.45%	1.45%	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.08	%(e)	3.06%		3.64%	3.14%	3.08%	3.24%
After expense limitation(f)	2.29	%(e)	3.20%		3.73%	3.21%	3.22%	3.45%
Portfolio turnover rate	75	%(d)	206%		145%	174%	148%	163%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(g)	Effective January 26, 2017, the annual expense limitation rate changed from 1.45% to 1.24%.

The accompanying notes are an integral part of the financial statements.

32	www.iconfunds.com

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited) (a)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of period	$9.43		$9.55	$9.20	$9.90	$9.89		$10.51
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.18		0.37	0.34	0.41	0.43	(d)	0.24
Net realized and unrealized gains/(losses) on investments	(0.16)		(0.11)	0.34	(0.44)	0.15		(0.32)
Total from investment operations	0.02		0.26	0.68	(0.03)	0.58		(0.08)

Less dividends and distributions:
Dividends from net investment income	(0.18)		(0.38)	(0.33)	(0.51)	(0.44)		(0.24)
Distributions from net realized gains	—		—	—	(0.13)	(0.13)		(0.30)
Return of capital	—		—	—	(0.03)	—		—
Total dividends and distributions	(0.18)		(0.38)	(0.33)	(0.67)	(0.57)		(0.54)

Net asset value, end of period	$9.27		$9.43	$9.55	$9.20	$9.90		$9.89

Total Return	0.22	%(e)	2.82%	7.54%	(0.28)%	6.01%		(0.84)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$84,597		$80,467	$76,656	$73,152	$87,675		$88,313

Ratio of expenses to average net assets
Before expense limitation	0.90	%(f)	0.91%	0.93%	0.91%	0.86%		0.89%
After expense limitation(g)	0.75	%(f)	0.75%	0.75%	0.75%	0.75%		0.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.75	%(f)	3.80%	3.43%	4.10%	4.22%		2.19%
After expense limitation(g)	3.90	%(f)	3.96%	3.61%	4.26%	4.33	%(d)	2.33%
Portfolio turnover rate	82	%(e)	169%	141%	153%	176%		97%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Investment income per share of Class S reflects a large, non-recurring dividend which amounted to $0.07 per share. Excluding this non-recurring dividend, the ratio of net investment income/(loss) to average net assets would have been 3.59% for Class S.
(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	33

ICON Flexible Bond Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited) (a)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of period	$9.48		$9.58	$9.24	$9.94	$9.93		$10.55
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.14		0.29	0.26	0.32	0.34	(d)	0.15
Net realized and unrealized gains/(losses) on investments	(0.16)		(0.10)	0.34	(0.43)	0.15		(0.32)
Total from investment operations	(0.02)		0.19	0.60	(0.11)	0.49		(0.17)

Less dividends and distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.26)	(0.43)	(0.35)		(0.15)
Distributions from net realized gains	—		—	—	(0.13)	(0.13)		(0.30)
Return of capital	—		—	—	(0.03)	—		—
Total dividends and distributions	(0.15)		(0.29)	(0.26)	(0.59)	(0.48)		(0.45)

Net asset value, end of period	$9.31		$9.48	$9.58	$9.24	$9.94		$9.93

Total Return(e)	(0.26	)%(f)	2.05%	6.59%	(1.10)%	5.10%		(1.66)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,452		$3,739	$4,590	$4,142	$2,879		$3,008

Ratio of expenses to average net assets
Before expense limitation	2.11	%(g)	2.13%	2.10%	2.19%	2.27%		2.06%
After expense limitation(h)	1.60	%(g)	1.60%	1.60%	1.60%	1.60%		1.60%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.53	%(g)	2.58%	2.28%	2.76%	2.75%		1.02%
After expense limitation(h)	3.04	%(g)	3.11%	2.78%	3.35%	3.42	%(d)	1.48%
Portfolio turnover rate	82	%(f)	169%	141%	153%	176%		97%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Investment income per share of Class C reflects a large, non-recurring dividend which amounted to $0.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.84% for Class C.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

34	www.iconfunds.com

ICON Flexible Bond Fund	Financial Highlights

 For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited) (a)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of period	$9.39		$9.51	$9.17	$9.86	$9.89		$10.51
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.17		0.33	0.31	0.36	0.43	(d)	0.21
Net realized and unrealized gains/(losses) on investments	(0.16)		(0.10)	0.34	(0.41)	0.12		(0.32)
Total from investment operations	0.01		0.23	0.65	(0.05)	0.55		(0.11)

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.31)	(0.48)	(0.45)		(0.21)
Distributions from net realized gains	—		—	—	(0.13)	(0.13)		(0.30)
Return of capital	—		—	—	(0.03)	—		—
Total dividends and distributions	(0.17)		(0.35)	(0.31)	(0.64)	(0.58)		(0.51)

Net asset value, end of period	$9.23		$9.39	$9.51	$9.17	$9.86		$9.89

Total Return(e)	0.10	%(f)	2.48%	7.25%	(0.44)%	5.77%		(1.08)%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,369		$3,859	$6,100	$7,838	$4,278		$6,792

Ratio of expenses to average net assets
Before expense limitation	1.45	%(g)	1.41%	1.38%	1.36%	1.44%		1.34%
After expense limitation(h)	1.00	%(g)	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	3.19	%(g)	3.13%	2.98%	3.50%	3.84%		1.71%
After expense limitation(h)	3.64	%(g)	3.54%	3.36%	3.86%	4.28	%(d)	2.06%
Portfolio turnover rate	82	%(f)	169%	141%	153%	176%		97%

(a)	Prior to January 23, 2018, the ICON Flexible Bond Fund was known as the ICON Bond Fund.
(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Investment income per share of Class A reflects a large, non-recurring dividend which amounted to $0.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 3.55% for Class A.
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	35

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$18.68		$14.08	$13.83	$14.52	$14.00	$11.34
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.01)		(0.01)	0.05	(0.02)	0.00 (c)	0.07
Net realized and unrealized gains/(losses) on investments	1.21		4.61	0.20	(0.67)	0.52	2.66
Total from investment operations	1.20		4.60	0.25	(0.69)	0.52	2.73

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.07)
Total dividends and distributions	—		—	—	—	—	(0.07)

Net asset value, end of period	$19.88		$18.68	$14.08	$13.83	$14.52	$14.00

Total Return	6.42	%(d)	32.67%	1.81%	(4.75)%	3.71%	24.27%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$33,495		$32,883	$28,897	$33,695	$41,577	$6,986

Ratio of expenses to average net assets
Before expense limitation	1.07	%(e)	1.10%	1.12%	1.09%	1.10%	1.23%
After expense limitation(f)	1.07	%(e)	1.10%	1.12%	1.09%	1.10%	1.23%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.09	)%(e)	(0.04)%	0.39%	(0.11)%	0.02%	0.59%
After expense limitation(f)	(0.09	)%(e)	(0.04)%	0.39%	(0.11)%	0.02%	0.59%
Portfolio turnover rate	9	%(d)	15%	31%	54%	65%	33%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Amount less than $0.005.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
36	www.iconfunds.com

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$16.34		$12.46	$12.38	$13.15	$12.82	$10.42
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.11)		(0.17)	(0.09)	(0.18)	(0.14)	(0.07)
Net realized and unrealized gains/(losses) on investments	1.06		4.05	0.17	(0.59)	0.47	2.47
Total from investment operations	0.95		3.88	0.08	(0.77)	0.33	2.40

Net asset value, end of period	$17.29		$16.34	$12.46	$12.38	$13.15	$12.82

Total Return(c)	5.81	%(d)	31.14%	0.65%	(5.86)%	2.57%	23.03%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$12,242		$12,663	$11,520	$13,745	$17,050	$18,848

Ratio of expenses to average net assets
Before expense limitation	2.26	%(e)	2.31%	2.41%	2.27%	2.26%	2.32%
After expense limitation(f)	2.25	%(e)	2.25%	2.26%	2.25%	2.25%	2.26%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.29	)%(e)	(1.25)%	(0.90)%	(1.29)%	(1.09)%	(0.64)%
After expense limitation(f)	(1.28	)%(e)	(1.19)%	(0.75)%	(1.27)%	(1.08)%	(0.58)%
Portfolio turnover rate	9	%(d)	15%	31%	54%	65%	33%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	37

ICON Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$17.60		$13.31	$13.13		$13.84	$13.39	$10.85
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.05)		(0.07)	0.00	(c)	(0.08)	(0.05)	0.02
Net realized and unrealized gains/(losses) on investments	1.14		4.36	0.18		(0.63)	0.50	2.56
Total from investment operations	1.09		4.29	0.18		(0.71)	0.45	2.58

Less dividends and distributions:
Dividends from net investment income	—		—	—		—	—	(0.04)
Total dividends and distributions	—		—	—		—	—	(0.04)

Net asset value, end of period	$18.69		$17.60	$13.31		$13.13	$13.84	$13.39

Total Return(d)	6.19	%(e)	32.23%	1.37%		(5.13)%	3.36%	23.90%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,372		$5,156	$5,490		$6,994	$8,076	$10,000

Ratio of expenses to average net assets
Before expense limitation	1.63	%(f)	1.66%	1.67%		1.55%	1.56%	1.58%
After expense limitation(g)	1.50	%(f)	1.50%	1.51%		1.50%	1.50%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.65	)%(f)	(0.60)%	(0.16)%		(0.57)%	(0.38)%	0.12%
After expense limitation(g)	(0.52	)%(f)	(0.44)%	0.00	%(h)	(0.52)%	(0.32)%	0.19%
Portfolio turnover rate	9	%(e)	15%	31%		54%	65%	33%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Amount less than $0.005.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.
38	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$25.13		$18.70	$18.39	$18.41	$17.48	$14.56
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.03)		(0.04)	0.04	(0.09)	(0.06)	0.01
Net realized and unrealized gains/(losses) on investments	1.75		6.47	0.27	0.07	0.99	2.91
Total from investment operations	1.72		6.43	0.31	(0.02)	0.93	2.92

Net asset value, end of period	$26.85		$25.13	$18.70	$18.39	$18.41	$17.48

Total Return	6.84	%(c)	34.39%	1.69%	(0.11)%	5.32%	20.05%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,568		$11,259	$7,114	$17,196	$16,465	$4,774

Ratio of expenses to average net assets
Before expense limitation	1.34	%(d)	1.50%	1.63%	1.37%	1.45%	1.53%
After expense limitation(e)	1.25	%(d)	1.25%	1.28%	1.28%	1.32%	1.32%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.33	)%(d)	(0.43)%	(0.11)%	(0.52)%	(0.47)%	(0.14)%
After expense limitation(e)	(0.24	)%(d)	(0.18)%	0.24%	(0.43)%	(0.34)%	0.07%
Portfolio turnover rate	9	%(c)	24%	20%	74%	65%	33%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	39

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$22.13		$16.65	$16.54	$16.74	$16.05	$13.52
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.15)		(0.25)	(0.13)	(0.27)	(0.24)	(0.14)
Net realized and unrealized gains/(losses) on investments	1.55		5.73	0.24	0.07	0.93	2.67
Total from investment operations	1.40		5.48	0.11	(0.20)	0.69	2.53

Net asset value, end of period	$23.53		$22.13	$16.65	$16.54	$16.74	$16.05

Total Return(c)	6.33	%(d)	32.91%	0.67%	(1.19)%	4.30%	18.71%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,114		$4,671	$4,211	$6,300	$6,932	$6,108

Ratio of expenses to average net assets
Before expense limitation	2.55	%(e)	2.75%	2.76%	2.53%	2.57%	2.62%
After expense limitation(f)	2.30	%(e)	2.30%	2.33%	2.33%	2.38%	2.37%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.55	)%(e)	(1.69)%	(1.21)%	(1.68)%	(1.58)%	(1.21)%
After expense limitation(f)	(1.30	)%(e)	(1.24)%	(0.78)%	(1.48)%	(1.39)%	(0.96)%
Portfolio turnover rate	9	%(d)	24%	20%	74%	65%	33%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	The total return calculation excludes any sales charges.
(d)	Not Annualized.
(e)	Annualized.
(f)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
40	www.iconfunds.com

ICON Long/Short Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$24.33		$18.16	$17.91	$17.99	$17.13	$14.31
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.07)		(0.11)	(0.01)	(0.15)	(0.12)	(0.02)
Net realized and unrealized gains/(losses) on investments	1.69		6.28	0.26	0.07	0.98	2.84
Total from investment operations	1.62		6.17	0.25	(0.08)	0.86	2.82

Net asset value, end of period	$25.95		$24.33	$18.16	$17.91	$17.99	$17.13

Total Return(c)	6.66	%(d)	33.98%	1.40%	(0.44)%	5.02%	19.71%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,387		$7,003	$5,316	$9,186	$11,160	$8,813

Ratio of expenses to average net assets
Before expense limitation	1.81	%(e)	1.93%	1.95%	1.73%	1.81%	1.91%
After expense limitation(f)	1.55	%(e)	1.55%	1.58%	1.58%	1.63%	1.61%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.81	)%(e)	(0.87)%	(0.40)%	(0.89)%	(0.82)%	(0.45)%
After expense limitation(f)	(0.55	)%(e)	(0.49)%	(0.03)%	(0.74)%	(0.64)%	(0.16)%
Portfolio turnover rate	9	%(d)	24%	20%	74%	65%	33%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense or dividends on short positions, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense and dividends on short positions, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	41

ICON Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013 (a)
Net asset value, beginning of period	$18.88		$14.74		$13.32	$13.04	$13.02	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.07)		(0.13)		(0.03)	(0.09)	(0.12)	(0.01)
Net realized and unrealized gains/(losses) on investments	0.37		4.48		1.46	0.58	0.41 (c)	3.03
Total from investment operations	0.30		4.35		1.43	0.49	0.29	3.02

Less dividends and distributions:
Distributions from net realized gains	(0.29)		(0.21)		(0.01)	(0.21)	(0.27)	–
Total dividends and distributions	(0.29)		(0.21)		(0.01)	(0.21)	(0.27)	–

Net asset value, end of period	$18.89		$18.88		$14.74	$13.32	$13.04	$13.02

Total Return	1.55	%(d)	29.75%		10.76%	3.75%	2.19%	30.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$23,198		$19,369		$16,059	$11,047	$12,133	$442

Ratio of expenses to average net assets
Before expense limitation	1.30	%(e)	1.47%		1.53%	1.58%	2.44%	12.47%
After expense limitation(f)	1.30	%(e)	1.45	%(g)	1.51%	1.50%	1.50%	1.52%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.76	)%(e)	(0.80)%		(0.27)%	(0.72)%	(1.81)%	(11.02)%
After expense limitation(f)	(0.76	)%(e)	(0.78)%		(0.25)%	(0.65)%	(0.87)%	(0.07)%
Portfolio turnover rate	27	%(d)	26%		95%	76%	46%	52%

(a)	Commenced operations on October 1, 2012.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to capital transactions.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective June 30, 2017, the annual expense limitation rate changed from 1.50% to 1.30%.

The accompanying notes are an integral part of the financial statements.
42	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$15.74		$14.46	$14.02	$13.98	$13.40	$12.32
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.10		0.21	0.19	0.18	0.24	0.24
Net realized and unrealized gains/(losses) on investments	(0.02)		1.30	0.42	0.01	0.56	1.04
Total from investment operations	0.08		1.51	0.61	0.19	0.80	1.28

Less dividends and distributions:
Dividends from net investment income	(0.09)		(0.23)	(0.17)	(0.15)	(0.22)	(0.20)
Total dividends and distributions	(0.09)		(0.23)	(0.17)	(0.15)	(0.22)	(0.20)

Net asset value, end of period	$15.73		$15.74	$14.46	$14.02	$13.98	$13.40

Total Return	0.48	%(c)	10.53%	4.39%	1.35%	6.02%	10.51%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10,307		$15,272	$20,087	$26,677	$20,071	$43,350

Ratio of expenses to average net assets
Before expense limitation	1.40	%(d)	1.36%	1.27%	1.34%	1.22%	1.43%
After expense limitation(e)	1.20	%(d)	1.20%	1.20%	1.20%	1.20%	1.21%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.04	%(d)	1.26%	1.27%	1.09%	1.72%	1.65%
After expense limitation(e)	1.24	%(d)	1.42%	1.34%	1.23%	1.74%	1.87%
Portfolio turnover rate	54	%(c)	83%	109%	119%	137%	98%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	43

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$14.42		$13.27	$12.89	$12.90	$12.39	$11.41
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.02		0.06	0.04	0.03	0.09	0.09
Net realized and unrealized gains/(losses) on investments	(0.02)		1.19	0.39	0.01	0.54	0.98
Total from investment operations	(0.00)		1.25	0.43	0.04	0.63	1.07

Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.10)	(0.05)	(0.05)	(0.12)	(0.09)
Total dividends and distributions	(0.02)		(0.10)	(0.05)	(0.05)	(0.12)	(0.09)

Net asset value, end of period	$14.40		$14.42	$13.27	$12.89	$12.90	$12.39

Total Return(c)	—	%(d)	9.44%	3.35%	0.31%	5.06%	9.45%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$15,983		$16,583	$15,151	$13,061	$9,469	$5,667

Ratio of expenses to average net assets
Before expense limitation	2.27	%(e)	2.30%	2.29%	2.38%	2.33%	2.72%
After expense limitation(f)	2.20	%(e)	2.20%	2.20%	2.20%	2.20%	2.22%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.20	%(e)	0.35%	0.24%	0.06%	0.61%	0.22%
After expense limitation(f)	0.27	%(e)	0.45%	0.33%	0.24%	0.74%	0.72%
Portfolio turnover rate	54	%(d)	83%	109%	119%	137%	98%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
44	www.iconfunds.com

ICON Risk-Managed Balanced Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$15.36		$14.11	$13.68	$13.69	$13.12	$12.06
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.08		0.17	0.15	0.14	0.20	0.18
Net realized and unrealized gains/(losses) on investments	(0.02)		1.27	0.42	0.00 (c)	0.57	1.05
Total from investment operations	0.06		1.44	0.57	0.14	0.77	1.23

Less dividends and distributions:
Dividends from net investment income	(0.07)		(0.19)	(0.14)	(0.15)	(0.20)	(0.17)
Total dividends and distributions	(0.07)		(0.19)	(0.14)	(0.15)	(0.20)	(0.17)

Net asset value, end of period	$15.35		$15.36	$14.11	$13.68	$13.69	$13.12

Total Return(d)	0.36	%(e)	10.29%	4.18%	1.00%	5.88%	10.28%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,505		$7,084	$9,095	$8,446	$7,014	$7,819

Ratio of expenses to average net assets
Before expense limitation	1.66	%(f)	1.64%	1.60%	1.70%	1.65%	2.12%
After expense limitation(g)	1.45	%(f)	1.45%	1.45%	1.45%	1.45%	1.47%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.81	%(f)	0.98%	0.93%	0.71%	1.29%	0.81%
After expense limitation(g)	1.02	%(f)	1.17%	1.08%	0.96%	1.49%	1.46%
Portfolio turnover rate	54	%(e)	83%	109%	119%	137%	98%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $0.005.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	45

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

The ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”)(prior to January 23, 2018, known as the ICON Bond Fund), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/ Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) are a series of funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund, with the exception of the Opportunities Fund, offers three classes of shares: Class S, Class C and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eleven other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Flexible Bond Fund is to maximize total return. The investment objective of the ICON Fund is long-term capital appreciation with a secondary objective of capital preservation to provide long-term growth. The investment objective of the Opportunities Fund is to provide capital appreciation. The investment objective of the Long/Short Fund is to provide capital appreciation. The investment objective of the Risk-Managed Balanced Fund is modest capital appreciation and income.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligations or “CMO”), and in other types of mortgage-related or other asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in call options; selling/writing call options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign

46	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

The Equity Income Fund has a significant weighting in the Financials sector, the ICON Fund has a significant weighting in the Information Technology, Financials and Consumer Discretionary sectors, the Long/Short Fund has a significant weighting in the Information Technology and Financial sectors, the Opportunities Fund has a significant weighting in the Information Technology and Consumer Discretionary sectors which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those sectors.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Pricing Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

Semi-Annual Report | March 31, 2018	47

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Pricing Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating each Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.
Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2018:

ICON Equity Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$3,914,616	$—	$3,914,616
Common Stocks	65,461,417	—	—	65,461,417
Preferred Stocks	2,503,447	—	—	2,503,447
Convertible Preferred Stocks	1,385,963	—	—	1,385,963
Closed-End Mutual Funds	4,105,441	—	—	4,105,441
Put Options Purchased	263,950	—	—	263,950
Collateral for Securities on Loan	—	3,820,304	—	3,820,304
Total	$73,720,218	$7,734,920	$—	$81,455,138

ICON Flexible Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$58,752,005	$—	$58,752,005
Asset-Backed Securities	—	3,397,880	—	3,397,880
Preferred Stocks	7,014,005	—	—	7,014,005
Convertible Preferred Stocks	1,767,112	—	—	1,767,112
Closed-End Mutual Funds	8,015,702	—	—	8,015,702
Collateral for Securities on Loan	—	2,333,120	—	2,333,120
Total	$16,796,819	$64,483,005	$—	$81,279,824

ICON Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,083,051	$—	$—	$51,083,051
Total	$51,083,051	$—	$—	$51,083,051

48	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON Long/Short Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,665,736	$—	$—	$27,665,736
Total	$27,665,736	$—	$—	$27,665,736

ICON Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,113,055	$—	$—	$23,113,055
Collateral for Securities on Loan	—	1,571,815	—	1,571,815
Total	$23,113,055	$1,571,815	$—	$24,684,870

ICON Risk-Managed Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,822,921	$—	$5,822,921
Asset-Backed Securities	—	242,706	—	242,706
U.S. Treasury Obligations	—	1,932,371	—	1,932,371
Common Stocks	19,360,109	—	—	19,360,109
Preferred Stocks	723,495	—	—	723,495
Convertible Preferred Stocks	116,175	—	—	116,175
Closed-End Mutual Funds	2,928,366	—	—	2,928,366
Put Options Purchased	41,850	—	—	41,850
Collateral for Securities on Loan	—	451,122	—	451,122
Total	$23,169,995	$8,449,120	$—	$31,619,115

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2018.

For the six months ended March 31, 2018, there was no transfer activity between Level 1, Level 2 or Level 3.

The end of period timing recognition is used for transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at the NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Semi-Annual Report | March 31, 2018	49

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2018 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. A Fund may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of its portfolio, to diversify its portfolio, as a substitute for taking a position in an underlying asset, to reduce transaction costs associated with managing a portfolio, or to implement an investment strategy through investments that may be more tax-efficient than a direct equity investment.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the six months ended March 31, 2018, the Equity Income Fund engaged in purchased put option transactions and the Risk-Managed Balanced Fund engaged in purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments. The Risk-Managed Balanced Fund’s written options, if any, were collateralized by cash and/or securities held in a segregated account at the Fund’s custodian during the year. The securities pledged as collateral would be included on the Schedule of Investments if they were held at year end. Such collateral is restricted from the Fund’s use. The cash collateral held for the custodian and/or borrowings from the custodian, if any, is included on the Statements of Assets and Liabilities.

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ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Equity Income Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$263,950	N/A	N/A
Total		$263,950		$—

ICON Risk-Managed Balanced Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$41,850	N/A	N/A
Total		$41,850		$—

ICON Equity Income Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments and foreign currency	$(58,796)	$276,831
Total		$(58,796)	$276,831

ICON Risk-Managed Balanced Fund Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments and foreign currency	$(75,404)	$54,507
Total		$(75,404)	$54,507

Semi-Annual Report | March 31, 2018	51

ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

The average purchased and written option contracts during the six months ended March 31, 2018, was as follows:

ICON Equity Income Fund

Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	78	182

ICON Risk-Managed Balanced Fund

Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	14	182

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly, the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ prime broker. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statements of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statements of Operations. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of and for the six months ended March 31, 2018, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2018, is included in the Statements of Operations.

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ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of March 31, 2018:

	Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Excess amount due to counterparty
Securities Lending Transactions
ICON Equity Income Fund
Equity Securities	$3,019,328	$—	$—	$—	$3,019,328	$3,019,328	$800,976
ICON Flexible Bond Fund
Corporate Securities	821,455	—	—	—	821,455	821,455	39,968
Equity Securities	1,441,936	—	—	—	1,441,936	1,441,936	29,761
Total		—	—	—	2,263,391	2,263,391	69,729
ICON Opportunites Fund
Equity Securities	1,561,495	—	—	—	1,561,495	1,561,495	10,320
ICON Risk-Managed Balanced Fund
Equity Securities	446,399	—	—	—	446,399	446,399	4,723

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Semi-Annual Report | March 31, 2018	53

ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Below are additional class level expenses for the six months ended March 31, 2018 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Equity Income Fund
Class S	$2,959	$25,974	$8,964
Class C	576	7,598	4,995
Class A	699	8,379	6,164
ICON Flexible Bond Fund
Class S	2,300	17,400	7,958
Class C	179	3,034	4,414
Class A	208	2,500	4,002
ICON Fund
Class S	1,744	5,696	6,767
Class C	457	10,879	4,803
Class A	297	4,635	5,619
ICON Long/Short Fund
Class S	537	8,267	5,028
Class C	263	5,046	4,735
Class A	438	7,686	7,084
ICON Risk-Managed Balanced Fund
Class S	1,073	13,160	5,425
Class C	684	8,456	5,617
Class A	399	4,320	5,949

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

54	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily net assets of the Flexible Bond Fund, 0.75% of average daily net assets of the Equity Income Fund, ICON Fund, Opportunities Fund and Risk-Managed Balanced Fund, and 0.85% of average daily net assets of the Long/Short Fund.

ICON Advisers has contractually agreed to limit the Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Fund	Class S	Class C	Class A
ICON Equity Income Fund	—	0.99%	1.99%	1.24%
ICON Flexible Bond Fund	—	0.75%	1.60%	1.00%
ICON Fund	—	1.25%	2.25%	1.50%
ICON Long/Short Fund	—	1.25%	2.30%	1.55%
ICON Opportunities Fund	1.30%	—	—	—
ICON Risk-Managed Balanced Fund	—	1.20%	2.20%	1.45%

The Funds’ expense limitations, excluding the Flexible Bond Fund Class A, all classes of the Equity Income Fund, all classes of the ICON Fund and the Opportunities Fund, will continue in effect until at least January 31, 2021. The expense limitations for the Flexible Bond Fund Class A, all classes of the Equity Income Fund, and all classes of the ICON Fund will continue in effect until at least January 31, 2019. The expense limitation for the Opportunities Fund will continue in effect until at least January 31, 2019. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2018, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021
ICON Equity Income Fund	$19,263	$35,317	$92,199	$64,798
ICON Flexible Bond Fund	105,383	180,193	162,616	76,499
ICON Fund	2,172	27,727	16,031	4,181
ICON Long/Short Fund	30,862	80,331	66,063	21,751
ICON Opportunities Fund	724	3,029	3,673	—
ICON Risk-Managed Balanced Fund	61,973	44,620	53,919	24,922

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2018, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment,

Semi-Annual Report | March 31, 2018	55

ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The Flexible Bond Fund Class C shareholders pay an annual distribution fee of 0.85% of average daily net assets and Class A shareholders pay an annual distribution fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75% (4.75% for Class A shares of the ICON Flexible Bond Fund). For the six months ended March 31, 2018, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Equity Income Fund Class A	$3,558
ICON Flexible Bond Fund Class A	316
ICON Fund Class A	1,379
ICON Long/Short Fund Class A	2,595
ICON Risk-Managed Balanced Fund Class A	939

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2018, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected (Unaudited)
ICON Equity Income Fund Class C	$310
ICON Flexible Bond Fund Class C	83
ICON Fund Class C	476
ICON Long/Short Fund Class C	6
ICON Risk-Managed Balanced Fund Class C	767

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2018, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2018, the total related amounts accrued or paid by the Funds under this arrangement was $1,563 and is included in Other Expenses on the Statements of Operations.

During the six months ended March 31, 2018, the Funds did not engaged in a cross trade transaction, pursuant to Rule 17a-7 under the 1940 Act, with an investment portfolio that is sub-advised by ICON Advisers. Generally, cross trading is the buying or selling of portfolio securities between funds or investment portfolios to which the Adviser serves as the investment adviser or sub-adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The

56	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2018 was 3.13%. The Line of Credit agreement/arrangement expires on March 19, 2019.

As of March 31, 2018, the Equity Income Fund had an outstanding borrowing in the amount of $955,641.

For the six months ended March 31, 2018, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/17 - 03/31/18)	Average Borrowing (10/01/17 - 03/31/18)^	Average Interest Rates (10/01/17 - 03/31/18)^
ICON Equity Income Fund	$1,436,361	$791,410	2.84%
ICON Fund*	362,520	98,568	2.65%
ICON Long/Short Fund*	267,280	187,622	2.77%
ICON Opportunities Fund*	113,570	35,255	2.85%
ICON Risk-Managed Balanced Fund*	498,101	348,552	2.66%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2018.

^	The average is calculated based on the actual number of days with outstanding borrowings.

5.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding securities sold short, short-term securities and written options contracts) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
ICON Equity Income Fund	$62,423,356	$73,049,428	$—	$—
ICON Flexible Bond Fund	63,282,060	65,749,644	6,419,560	9,350,234
ICON Fund	4,902,325	7,560,699	—	—
ICON Long/Short Fund	5,601,822	2,366,591	—	—
ICON Opportunities Fund	9,431,537	5,795,675	—	—
ICON Risk-Managed Balanced Fund	17,291,308	19,566,508	1,283,031	4,166,340

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are primarily due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, expiring capital losses, partnership adjustments, net investment losses, and the treatment of TIPS, trust preferred securities, and paydowns.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

Semi-Annual Report | March 31, 2018	57

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

For the year ended September 30, 2017, the following Funds had capital loss carryforwards:

Fund	Expiring in 2018
ICON Equity Income Fund	$15,697,877
ICON Fund	17,897,797
ICON Long/Short Fund	19,325,857
ICON Risk-Managed Balanced Fund	11,869,984

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2017, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Equity Income Fund	$3,326,391
ICON Flexible Bond Fund	67,069
ICON Fund	584,499
ICON Risk-Managed Balanced Fund	1,106,682

The following Funds elect to defer to the period ending September 30, 2018, capital losses recognized during the period November 1, 2016 to September 30, 2017:

Fund	Capital Losses Recognized
ICON Flexible Bond Fund	$180,901
ICON Opportunities Fund	65,537

The following Funds elect to defer to the period ending September 30, 2018, late year ordinary losses:

Fund	Ordinary Losses Recognized
ICON Fund	$155,596
ICON Long/Short Fund	24,615
ICON Opportunities Fund	103,428

The capital losses with no expiration were as follows:

Fund	Short-Term	Long-Term
ICON Flexible Bond Fund	$710,170	$1,305,310
ICON Fund	849,251	—
ICON Long/Short Fund	1,547,544	—

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2017, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Equity Income Fund	$2,542,191	$—
ICON Flexible Bond Fund	3,291,245	—
ICON Opportunities Fund	—	221,532
ICON Risk-Managed Balanced Fund	433,548	—

58	www.iconfunds.com

ICON Diversified Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)*	Total Accumulated Earnings/(Deficit)
ICON Equity Income Fund	$209,345	$(15,697,877)	$3,400	$5,500,015	$(9,985,117)
ICON Flexible Bond Fund	64,493	(2,196,381)	(5,118)	(185,449)	(2,322,455)
ICON Fund	—	(18,747,048)	(155,596)	13,149,670	(5,752,974)
ICON Long/Short Fund	—	(20,873,401)	(24,615)	5,489,405	(15,408,611)
ICON Opportunities Fund	—	227,029	(168,965)	5,340,538	5,398,602
ICON Risk-Managed Balanced Fund	10,980	(11,869,984)	955	2,395,257	(9,462,792)

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies and options.

As of March 31, 2018, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Equity Income Fund	$7,218,368	$(1,452,355)	$5,766,013	$75,689,125
ICON Flexible Bond Fund	207,037	(1,201,844)	(994,807)	82,274,631
ICON Fund	15,784,075	(489,016)	15,295,059	35,787,992
ICON Long/Short Fund	7,256,205	(331,691)	6,924,514	20,741,222
ICON Opportunities Fund	5,783,611	(1,057,283)	4,726,328	19,958,542
ICON Risk-Managed Balanced Fund	2,554,032	(891,592)	1,662,440	29,956,675

Semi-Annual Report | March 31, 2018	59

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/17 – 3/31/18).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Equity Income Fund
Class S
Actual	$1,000.00	$1,035.80	0.99%	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	0.99%	$4.99
Class C
Actual	$1,000.00	$1,031.00	1.99%	$10.08
Hypothetical (5% return before expenses)	$1,000.00	$1,015.01	1.99%	$10.00
Class A
Actual	$1,000.00	$1,034.60	1.24%	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.24%	$6.24

ICON Flexible Bond Fund
Class S
Actual	$1,000.00	$1,002.20	0.75%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	0.75%	$3.78
Class C
Actual	$1,000.00	$997.40	1.60%	$7.97
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.60%	$8.05
Class A
Actual	$1,000.00	$1,001.00	1.00%	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

60	www.iconfunds.com

ICON Diversified Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Fund
Class S
Actual	$1,000.00	$1,064.20	1.07%	$5.51
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	1.07%	$5.39
Class C
Actual	$1,000.00	$1,058.10	2.25%	$11.55
Hypothetical (5% return before expenses)	$1,000.00	$1,013.71	2.25%	$11.30
Class A
Actual	$1,000.00	$1,061.90	1.50%	$7.71
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	1.50%	$7.54

ICON Long/Short Fund
Class S
Actual	$1,000.00	$1,068.40	1.25%	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.25%	$6.29
Class C
Actual	$1,000.00	$1,063.30	2.30%	$11.83
Hypothetical (5% return before expenses)	$1,000.00	$1,013.46	2.30%	$11.55
Class A
Actual	$1,000.00	$1,066.60	1.55%	$7.99
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	1.55%	$7.80

ICON Opportunities Fund
Actual	$1,000.00	$1,015.50	1.30%	$6.53
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	1.30%	$6.54

ICON Risk-Managed Balanced Fund
Class S
Actual	$1,000.00	$1,004.80	1.20%	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	1.20%	$6.04
Class C
Actual	$1,000.00	$1,000.00	2.20%	$10.97
Hypothetical (5% return before expenses)	$1,000.00	$1,013.96	2.20%	$11.05
Class A
Actual	$1,000.00	$1,003.60	1.45%	$7.24
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	1.45%	$7.29

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2018	61

ICON Diversified Funds	Additional Information

March 31, 2018 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

62	www.iconfunds.com

ICON Diversified Funds	Privacy Policy
March 31, 2018 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances ● income and transaction history ● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2018	63

ICON Diversified Funds	Privacy Policy
March 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.
How does ICON collect my personal information?	We collect your personal information, for example, when you
● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● ICON doesn’t jointly market

64	www.iconfunds.com

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT

March 31, 2018

International Funds

ICON Emerging Markets Fund
ICON International Equity Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON International Funds	About This Report
March 31, 2018 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2018, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.50%)
Building Products (1.69%)
China Lesso Group Holdings, Ltd.	1,460,000	$1,116,136

Coal & Consumable Fuels (3.62%)
Bukit Asam Persero Tbk PT	5,050,000	1,085,611
Indo Tambangraya Megah Tbk PT	630,000	1,307,498
		2,393,109
Commodity Chemicals (2.80%)
Hanwha Chemical Corp.	20,000	559,645
Indorama Ventures PLC	190,000	346,121
Mexichem SAB de CV	170,246	522,069
PTT Global Chemical PCL	140,000	425,562
		1,853,397
Construction & Engineering (2.90%)
PP Persero Tbk PT	3,177,573	606,019
Waskita Karya Persero Tbk PT	4,266,000	769,598
Wijaya Karya Persero Tbk PT	4,381,809	537,437
		1,913,054
Construction Materials (5.17%)
China Resources Cement Holdings, Ltd.	664,000	580,836
Cimsa Cimento Sanayi VE Ticaret AS	142,000	483,958
Waskita Beton Precast Tbk PT	21,000,000	635,030
West China Cement, Ltd.(a)	9,000,000	1,718,575
		3,418,399
Diversified Banks (22.50%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,931,755
Akbank Turk AS	360,000	875,353
Banco do Brasil SA	20,500	256,696
Bank Negara Indonesia Persero Tbk PT	524,000	331,845
Bank of China, Ltd., Class H	3,462,000	1,891,150
Bank Pan Indonesia Tbk PT(a)	13,827,400	1,077,088
China Construction Bank Corp., Class H	1,750,000	1,827,882
Grupo Financiero Banorte SAB de CV, Class O	55,000	333,570
Industrial Bank of Korea	52,000	765,929
Metropolitan Bank & Trust Co.	563,179	927,389
OTP Bank PLC	18,000	808,774
Sberbank of Russia PJSC, Sponsored ADR	88,000	1,643,611
Shinhan Financial Group Co., Ltd.	28,000	1,194,460
Turkiye Garanti Bankasi AS	360,000	998,220
		14,863,722
Electronic Components (1.42%)
Sunny Optical Technology Group Co., Ltd.	50,000	938,215
	Shares or Principal Amount	Value
Electronic Equipment & Instruments (2.59%)
China Railway Signal & Communication Corp., Ltd., Class H	797,000	$625,843
SFA Engineering Corp.	33,000	1,085,911
		1,711,754
Electronic Manufacturing Services (1.28%)
AAC Technologies Holdings, Inc.	46,000	842,930

Environmental & Facilities Services (1.21%)
China Everbright International, Ltd.	566,000	799,180

Highways & Railtracks (1.30%)
Shenzhen Expressway Co., Ltd., Class H	840,000	857,943

Independent Power Producers & Energy Traders (1.76%)
Aboitiz Power Corp.	642,000	477,609
Electricity Generating PCL	94,000	689,128
		1,166,737
Industrial Machinery (2.18%)
China Conch Venture Holdings, Ltd.	470,000	1,442,268

Integrated Oil & Gas (6.99%)
China Petroleum & Chemical Corp., Class H	1,574,000	1,396,269
LUKOIL PJSC, Sponsored ADR	20,000	1,380,871
MOL Hungarian Oil & Gas PLC	77,600	846,670
Rosneft Oil Co. PJSC, GDR	182,000	999,706
		4,623,516
Internet Software & Services (5.64%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	4,400	807,576
Momo, Inc., Sponsored ADR(a)	34,000	1,270,920
SINA Corp.(a)	3,728	388,719
Tencent Holdings, Ltd.	23,545	1,263,886
		3,731,101
IT Consulting & Other Services (0.96%)
Infosys, Ltd.	36,244	634,205

Oil & Gas Exploration & Production (3.14%)
CNOOC, Ltd.	1,053,000	1,559,166
Diamondback Energy, Inc.(a)	4,075	515,569
		2,074,735
Oil & Gas Refining & Marketing (4.62%)
Petron Corp.	6,350,000	1,125,725
SK Innovation Co., Ltd.	5,500	1,093,173
Tupras Turkiye Petrol Rafinerileri AS	30,000	837,949
		3,056,847

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	3

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Oil & Gas Storage & Transportation (1.10%)
Sinopec Kantons Holdings, Ltd.	1,470,000	$729,467

Paper Packaging (2.63%)
DS Smith PLC	54,000	356,838
Smurfit Kappa Group PLC	34,000	1,380,314
		1,737,152
Paper Products (4.55%)
Lee & Man Paper Manufacturing, Ltd.	1,387,000	1,481,010
Mondi PLC	26,000	698,832
Nine Dragons Paper Holdings, Ltd.	544,000	824,488
		3,004,330
Regional Banks (5.54%)
Bank Tabungan Negara Persero Tbk PT	1,424,000	394,309
Banregio Grupo Financiero SAB de CV	223,800	1,383,054
DGB Financial Group, Inc.	127,000	1,398,178
Grupo Financiero Interacciones SA de CV, Class O	98,666	479,762
		3,655,303
Renewable Electricity (1.59%)
China Everbright Greentech, Ltd.(a)	1,004,792	1,010,301
Energy Development Corp.	375,361	40,295
		1,050,596
Semiconductor Equipment (0.60%)
ASM Pacific Technology, Ltd.	28,000	394,473

Semiconductors (2.06%)
Nanya Technology Corp	292,000	935,595
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	423,510
		1,359,105
Steel (2.03%)
POSCO	4,200	1,340,643

Technology Hardware, Storage & Peripherals (0.53%)
Samsung Electronics Co., Ltd.	150	350,471

Water Utilities (0.93%)
TTW PCL	1,599,400	613,208

Wireless Telecommunication Services (2.17%)
China Mobile, Ltd.	71,000	650,743
TIM Participacoes SA	72,000	313,608
Turkcell Iletisim Hizmetleri AS	120,000	459,837
		1,424,188
Total Common Stocks (Cost $56,241,138)		63,096,184
	Shares or Principal Amount	Value
Preferred Stocks (1.82%)
Diversified Banks (0.61%)
Banco Bradesco SA	$34,000	$406,997

Integrated Telecommunication Services (1.21%)
Telefonica Brasil SA	52,000	798,401

Total Preferred Stocks (Cost $1,181,894)		1,205,398

Total Investments (97.32%) (Cost $57,423,032)		$64,301,582

Other Assets Less Liabilities (2.68%)		1,771,220

Net Assets (100.00%)		$66,072,802

(a)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Emerging Markets Fund	Schedule of Investments

March 31, 2018 (Unaudited)

Country Composition (March 31, 2018) (Unaudited)

China	30.08%
South Korea	11.79%
Indonesia	10.21%
Hong Kong	9.80%
Russia	6.09%
Turkey	5.54%
Mexico	4.12%
Philippines	3.88%
Thailand	3.13%
Brazil	2.69%
Hungary	2.50%
Ireland	2.09%
Taiwan	2.06%
United Kingdom	1.60%
India	0.96%
United States	0.78%
97.32%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (March 31, 2018) (Unaudited)

Financials	28.65%
Energy	19.47%
Materials	17.18%
Information Technology	15.08%
Industrials	9.28%
Utilities	4.28%
Telecommunication Services	3.38%
97.32%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Diversified Banks	23.11%
Integrated Oil & Gas	6.99%
Internet Software & Services	5.64%
Regional Banks	5.54%
Construction Materials	5.17%
Oil & Gas Refining & Marketing	4.62%
Paper Products	4.55%
Coal & Consumable Fuels	3.62%
Oil & Gas Exploration & Production	3.14%
Construction & Engineering	2.90%
Commodity Chemicals	2.80%
Paper Packaging	2.63%
Electronic Equipment & Instruments	2.59%
Industrial Machinery	2.18%
Wireless Telecommunication Services	2.17%
Semiconductors	2.06%
Steel	2.03%
Independent Power Producers & Energy Traders	1.76%
Building Products	1.69%
Renewable Electricity	1.59%
Electronic Components	1.42%
Highways & Railtracks	1.30%
Electronic Manufacturing Services	1.28%
Environmental & Facilities Services	1.21%
Integrated Telecommunication Services	1.21%
Oil & Gas Storage & Transportation	1.10%
Other Industries (each less than 1%)	3.02%
97.32%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	5

ICON International Equity Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or
	Principal
	Amount	Value
Common Stocks (96.26%)
Aerospace & Defense (0.43%)
Airbus SE	2,000	$231,516

Apparel Retail (0.35%)
IT, Ltd.	400,000	186,097

Apparel, Accessories & Luxury Goods (0.77%)
adidas AG	1,322	321,640
Nameson Holdings, Ltd.	420,000	90,393
		412,033
Application Software (1.10%)
Open Text Corp.	17,000	591,408

Asset Management & Custody Banks (0.36%)
Amundi SA	2,400	192,738

Automotive Retail (0.59%)
China ZhengTong Auto Services Holdings, Ltd.	430,000	315,847

Building Products (4.22%)
China Lesso Group Holdings, Ltd.	950,000	726,253
Cie de Saint-Gobain	12,800	675,905
Sanwa Holdings Corp.	22,000	283,679
Tyman PLC	139,054	581,377
		2,267,214
Commodity Chemicals (1.75%)
Hanwha Chemical Corp.	12,700	355,374
Indorama Ventures PLC	100,000	182,169
Mexichem SAB de CV	82,654	253,463
PTT Global Chemical PCL	50,000	151,987
		942,993
Construction & Engineering (1.28%)
PP Persero Tbk PT	2,542,527	484,905
Waskita Karya Persero Tbk PT	1,140,000	205,659
		690,564
Construction Materials (3.01%)
Buzzi Unicem SpA(a)	8,600	201,439
Cimsa Cimento Sanayi VE Ticaret AS	55,000	187,449
Waskita Beton Precast Tbk PT	16,950,000	512,560
West China Cement, Ltd.(b)	3,780,000	721,801
		1,623,249
Diversified Banks (15.68%)
ABN AMRO Group NV	7,200	217,104
Agricultural Bank of China, Ltd., Class H	500,000	287,122
Akbank Turk AS	183,000	444,971
Banco Bilbao Vizcaya Argentaria SA	16,000	126,713
Banco do Brasil SA	12,800	160,279
Banco Santander SA	115,000	752,719
Bank of China, Ltd., Class H	1,060,000	579,035
	Shares or
	Principal
	Amount	Value
Diversified Banks (continued)
BNP Paribas SA	6,200	$459,797
Danske Bank A/S	6,800	254,784
DNB ASA	7,700	151,669
HSBC Holdings PLC	35,000	328,675
ING Groep NV	19,600	330,754
KB Financial Group, Inc.	8,200	475,577
Lloyds Banking Group PLC	286,000	260,154
Metropolitan Bank & Trust Co.	125,150	206,085
OTP Bank PLC	8,000	359,455
Oversea-Chinese Banking Corp., Ltd.	34,000	334,934
Sberbank of Russia PJSC, Sponsored ADR	42,000	784,451
Shinhan Financial Group Co., Ltd.	3,200	136,510
Societe Generale SA	4,400	238,966
Swedbank AB, Class A	13,500	303,350
Turkiye Garanti Bankasi AS	126,000	349,377
UniCredit SpA(b)	43,584	910,956
		8,453,437
Diversified Chemicals (0.94%)
BASF SE	5,000	507,087

Diversified Metals & Mining (0.28%)
Rio Tinto PLC	3,000	152,232

Electric Utilities (2.84%)
CK Infrastructure Holdings, Ltd.	54,000	442,600
Enel SpA	46,000	281,484
Iberdrola SA	110,000	808,874
		1,532,958
Electronic Components (0.52%)
Sunny Optical Technology Group Co., Ltd.	15,000	281,465

Electronic Equipment & Instruments (1.64%)
China Railway Signal & Communication Corp., Ltd., Class H	660,000	518,264
SFA Engineering Corp.	11,200	368,551
		886,815
Electronic Manufacturing Services (0.75%)
AAC Technologies Holdings, Inc.	22,000	403,141

Environmental & Facilities Services (1.28%)
China Everbright International, Ltd.	486,000	686,221

Gold (1.86%)
Randgold Resources, Ltd.	7,500	623,071
SEMAFO, Inc.(b)	131,000	377,234
		1,000,305

The accompanying notes are an integral part of the financial statements.
6	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or
	Principal
	Amount	Value
Highways & Railtracks (1.18%)
Shenzhen Expressway Co., Ltd., Class H	620,000	$633,243

Home Improvement Retail (0.37%)
Kingfisher PLC	48,000	196,911

Homebuilding (0.39%)
Redrow PLC	25,000	208,896

Independent Power Producers & Energy Traders (2.28%)
Aboitiz Power Corp.	290,000	215,743
Electric Power Development Co., Ltd.	24,400	628,933
Electricity Generating PCL	52,000	381,219
		1,225,895
Industrial Machinery (1.03%)
China Conch Venture Holdings, Ltd.	180,000	552,358

Integrated Oil & Gas (5.81%)
China Petroleum & Chemical Corp., Class H	638,000	565,959
LUKOIL PJSC, Sponsored ADR	6,700	462,591
MOL Hungarian Oil & Gas PLC	21,600	235,671
Repsol SA	8,200	145,760
Rosneft Oil Co. PJSC, GDR	75,700	415,812
Royal Dutch Shell PLC, Class B	19,500	627,480
TOTAL SA(a)	11,700	670,641
		3,123,914
Integrated Telecommunication Services (0.79%)
Telecom Italia SpA(b)	450,000	427,273

Internet Software & Services (2.40%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	1,500	275,310
Momo, Inc., Sponsored ADR(b)	10,000	373,800
SINA Corp.(b)	1,172	122,204
Tencent Holdings, Ltd.	9,700	520,692
		1,292,006
Leisure Products (0.40%)
Bandai Namco Holdings, Inc.	6,700	216,837

Life & Health Insurance (1.54%)
Legal & General Group PLC	99,000	358,703
NN Group NV	5,986	265,958
Prudential PLC	8,200	204,907
		829,568
Metal & Glass Containers (1.50%)
RPC Group PLC	74,000	804,522

Multi-line Insurance (4.59%)
Allianz SE	4,500	1,017,258
Assicurazioni Generali SpA	28,300	543,990
	Shares or
	Principal
	Amount	Value
Multi-line Insurance (continued)
Aviva PLC	77,000	$537,390
AXA SA	14,000	372,163
		2,470,801
Multi-Utilities (0.43%)
RWE AG(b)	9,400	232,351

Oil & Gas Exploration & Production (4.42%)
CNOOC, Ltd.	282,000	417,554
Diamondback Energy, Inc.(b)	2,076	262,656
Encana Corp.	35,100	386,050
Jagged Peak Energy, Inc.(a)(b)	17,000	240,210
Newfield Exploration Co.(b)	14,200	346,764
Parsley Energy, Inc., Class A(b)	11,530	334,255
Seven Generations Energy, Ltd., Class A(b)	31,200	387,472
		2,374,961
Oil & Gas Refining & Marketing (4.60%)
Idemitsu Kosan Co., Ltd.	9,300	355,825
JXTG Holdings, Inc.	134,000	816,942
Petron Corp.	2,780,000	492,837
SK Innovation Co., Ltd.	2,400	477,021
Tupras Turkiye Petrol Rafinerileri AS	11,700	326,800
		2,469,425
Oil & Gas Storage & Transportation (2.39%)
Pembina Pipeline Corp.	13,000	405,635
Sinopec Kantons Holdings, Ltd.	1,780,000	883,301
		1,288,936
Other Diversified Financial Services (0.87%)
ORIX Corp.	26,000	465,945

Paper Packaging (3.45%)
DS Smith PLC	117,300	775,131
Smurfit Kappa Group PLC	26,700	1,083,953
		1,859,084
Paper Products (4.05%)
Lee & Man Paper Manufacturing, Ltd.	410,000	437,790
Mondi PLC	31,800	854,725
Nine Dragons Paper Holdings, Ltd.	586,000	888,143
		2,180,658
Regional Banks (2.11%)
Banregio Grupo Financiero SAB de CV	66,000	407,871
DGB Financial Group, Inc.	38,000	418,353
Grupo Financiero Interacciones SA de CV, Class O	62,955	306,118
		1,132,342
Renewable Electricity (1.30%)
China Everbright Greentech, Ltd.(b)	695,009	698,820

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	7

ICON International Equity Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Semiconductor Equipment (2.99%)
ASM Pacific Technology, Ltd.	42,000	$591,710
SUMCO Corp.	38,900	1,015,973
		1,607,683
Semiconductors (0.73%)
Nanya Technology Corp	122,000	390,899

Specialty Chemicals (3.16%)
Borregaard ASA	39,128	370,913
Covestro AG	1,400	137,854
Shin-Etsu Chemical Co., Ltd.	11,400	1,189,125
		1,697,892
Steel (0.83%)
POSCO	1,400	446,881

Tobacco (1.36%)
British American Tobacco PLC	12,700	734,148

Wireless Telecommunication Services (1.64%)
SoftBank Group Corp.	9,200	686,240
Turkcell Iletisim Hizmetleri AS	50,000	191,599
		877,839
Total Common Stocks (Cost $51,352,562)		51,797,408

Preferred Stocks (0.42%)
Diversified Banks (0.42%)
Banco Bradesco SA	18,800	225,045

Total Preferred Stocks (Cost $217,101)		225,045

Collateral for Securities on Loan (0.82%)
State Street Navigator Securities
Lending Government Money Market Portfolio, 7-Day Yield 1.73%	438,918	438,918

Total Collateral for Securities on Loan (Cost $438,918)		438,918

Total Investments (97.50%) (Cost $52,008,581)		$52,461,371

Other Assets Less Liabilities (2.50%)		1,345,034

Net Assets (100.00%)		$53,806,405

(a)	All or a portion of the security was on loan as of March 31, 2018.

(b)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

8	www.iconfunds.com

ICON International Equity Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Country Composition (March 31, 2018) (Unaudited)

China	13.56%
United Kingdom	12.32%
Japan	10.53%
Hong Kong	9.12%
France	5.28%
South Korea	4.97%
Italy	4.38%
Germany	4.12%
Canada	3.99%
Spain	3.41%
Russia	3.09%
Turkey	2.80%
Indonesia	2.23%
United States	2.20%
Ireland	2.01%
Mexico	1.80%
Philippines	1.70%
Netherlands	1.50%
Thailand	1.33%
Jersey	1.16%
Hungary	1.11%
Norway	0.97%
Taiwan	0.73%
Brazil	0.72%
Singapore	0.62%
Sweden	0.56%
Denmark	0.47%
96.68%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (March 31, 2018) (Unaudited)

Financials	25.57%
Materials	20.83%
Energy	17.22%
Information Technology	10.13%
Industrials	9.42%
Utilities	6.85%
Consumer Discretionary	2.87%
Telecommunication Services	2.43%
Consumer Staples	1.36%
96.68%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Diversified Banks	16.10%
Integrated Oil & Gas	5.81%
Oil & Gas Refining & Marketing	4.60%
Multi-line Insurance	4.59%
Oil & Gas Exploration & Production	4.42%
Building Products	4.22%
Paper Products	4.05%
Paper Packaging	3.45%
Specialty Chemicals	3.16%
Construction Materials	3.01%
Semiconductor Equipment	2.99%
Electric Utilities	2.84%
Internet Software & Services	2.40%
Oil & Gas Storage & Transportation	2.39%
Independent Power Producers & Energy Traders	2.28%
Regional Banks	2.11%
Gold	1.86%
Commodity Chemicals	1.75%
Electronic Equipment & Instruments	1.64%
Wireless Telecommunication Services	1.64%
Life & Health Insurance	1.54%
Metal & Glass Containers	1.50%
Tobacco	1.36%
Renewable Electricity	1.30%
Construction & Engineering	1.28%
Environmental & Facilities Services	1.28%
Highways & Railtracks	1.18%
Application Software	1.10%
Industrial Machinery	1.03%
Other Industries (each less than 1%)	9.80%
96.68%

Percentages are based upon common and preferred stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	9

ICON International Funds	Statements of Assets and Liabilities
March 31, 2018 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Assets
Investments, at cost	$57,423,032	$52,008,581
Investments, at value(a)	64,301,582	52,461,371
Cash and cash equivalents	648,453	479,372
Foreign currency, at value (Cost $622,413 and $142,602, respectively)	618,025	142,046
Receivables:
Investments sold	565,993	962,398
Fund shares sold	200,922	33,551
Expense reimbursements due from Adviser	4,125	5,538
Dividends	362,916	228,549
Foreign tax reclaims	—	55,715
Other assets	17,219	21,550
Total assets	66,719,235	54,390,090

Liabilities
Payables:
Payable for collateral received on securities loaned	—	438,918
Investments purchased	398,229	780
Capital gains tax	16,380	4,871
Fund shares redeemed	76,129	10,966
Advisory fees	56,205	46,247
Transfer agent fees	26,581	6,652
Fund accounting fees	21,760	29,667
Accrued distribution fees	2,495	2,593
Trustee fees and expenses	524	105
Administration fees	2,808	2,311
Accrued expenses	45,322	40,575
Total liabilities	646,433	583,685
Net Assets - all share classes	$66,072,802	$53,806,405
Net Assets - Class S	$54,420,840	$49,158,229
Net Assets - Class C	$—	$2,419,595
Net Assets - Class A	$11,651,962	$2,228,581

Net Assets Consists of
Paid-in capital	$58,051,209	$85,491,477
Accumulated undistributed net investment income/(loss)	57,711	(82,926)
Accumulated undistributed net realized gain/(loss)	1,103,760	(32,052,747)
Unrealized appreciation/(depreciation)	6,860,122	450,601
Net Assets	$66,072,802	$53,806,405

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,116,037	3,556,698
Class C	—	199,057
Class A	672,256	164,393
Net asset value (offering and redemption price per share)
Class S	$17.46	$13.82
Class C	$—	$12.16
Class A	$17.33	$13.56
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$18.39	$14.38

(a) Includes securities on loan of	$—	$446,104

The accompanying notes are an integral part of the financial statements.

10	www.iconfunds.com

ICON International Funds	Statements of Operations
Period Ended March 31, 2018 (Unaudited)

	ICON Emerging Markets Fund	ICON International Equity Fund
Investment Income
Interest	$545	$1,615
Dividends	682,985	485,581
Foreign taxes withheld	(104,316)	(58,258)
Income from securities lending, net	514	3,341
Total investment income	579,728	432,279

Expenses
Advisory fees	325,674	264,248
Administration fees	16,268	13,201
Transfer agent fees	65,820	20,519
Distribution fees:
Class C	—	12,700
Class A	15,054	2,903
Registration fees	16,558	17,566
Audit and tax service expense	11,047	11,045
Fund accounting fees	25,634	30,477
Trustee fees and expenses	7,502	5,787
Insurance expense	3,167	2,435
Custody fees	18,639	15,068
Printing fees	8,251	4,691
Interest expense	2,098	—
Recoupment of previously reimbursed expenses	355	7,877
Other expenses	22,678	21,637
Total expenses before expense reimbursement	538,745	430,154
Expense reimbursement by Adviser due to expense limitation agreement	(16,752)	(17,017)
Net Expenses	521,993	413,137
Net Investment Income/(Loss)	57,735	19,142

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	1,125,317	2,925,359
Capital gains tax	(21,557)	(10,856)
	1,103,760	2,914,503
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	5,064,536	(450,036)
Capital gains tax	(16,380)	(3,297)
	5,048,156	(453,333)
Net realized and unrealized gain/(loss)	6,151,916	2,461,170
Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,209,651	$2,480,312

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	11

ICON International Funds	Statements of Changes in Net Assets

	ICON Emerging Markets Fund		ICON International Equity Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Operations
Net investment income/(loss)	$57,735	$235,593	$19,142	$127,641
Net realized gain/(loss)	1,103,760	4,069,531	2,914,503	2,500,826
Change in net unrealized appreciation/(depreciation)	5,048,156	794,783	(453,333)	1,846,476
Net increase/(decrease) in net assets resulting from operations	6,209,651	5,099,907	2,480,312	4,474,943

Dividends and Distributions to Shareholders
Net investment income
Class S	(100,052)	—	—	—
Class A	(478)	—	—	—
Net decrease from dividends and distributions	(100,530)	—	—	—

Fund Share Transactions
Shares sold
Class S	10,118,861	26,312,322	4,771,738	4,368,367
Class C(a)	—	43,641	88,936	123,670
Class A(a)	2,086,401	9,477,499	37,231	168,244
Reinvested dividends and distributions
Class S	95,422	—	—	—
Class A	424	—	—	—
Shares repurchased
Class S	(12,590,996)	(24,352,508)	(3,015,333)	(13,299,835)
Class C(a)	—	(995,637)	(267,260)	(784,395)
Class A(a)	(4,466,049)	(6,735,963)	(193,644)	(921,210)
Net increase/(decrease) from fund share transactions	(4,755,937)	3,749,354	1,421,668	(10,345,159)

Total net increase/(decrease) in net assets	1,353,184	8,849,261	3,901,980	(5,870,216)

Net Assets
Beginning of period	64,719,618	55,870,357	49,904,425	55,774,641
End of period	$66,072,802	$64,719,618	$53,806,405	$49,904,425

Accumulated undistributed net investment income/(loss)	$57,711	$100,506	$(82,926)	$(102,068)

Transactions in Fund Shares
Shares sold
Class S	595,570	1,779,885	349,100	350,531
Class C(a)	—	3,312	7,502	11,284
Class A(a)	124,326	652,238	2,699	13,905
Issued to shareholders in reinvestment of distributions
Class S	5,942	—	—	—
Class A	26	—	—	—
Shares repurchased
Class S	(745,144)	(1,727,057)	(220,635)	(1,110,895)
Class C(a)	—	(78,688)	(21,847)	(73,749)
Class A(a)	(269,262)	(474,151)	(14,235)	(78,612)
Net increase/(decrease)	(288,542)	155,539	102,584	(887,536)
Shares outstanding, beginning of period	4,076,835	3,921,296	3,817,564	4,705,100
Shares outstanding, end of period	3,788,293	4,076,835	3,920,148	3,817,564

(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The information presented includes the activity for Class C prior to the merger as well as Class C shares redeemed, 67,738 shares, and Class A shares issued, 63,928 shares, in connection with the merger of $853,918.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016		Year Ended September 30, 2015		Year Ended September 30, 2014		Year Ended September 30, 2013
Net asset value, beginning of period	$15.90		$14.28		$12.95		$13.72		$13.51		$12.21
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.02		0.07		(0.00	)(c)	(0.03)		(0.03)		0.06
Net realized and unrealized gains/(losses) on investments	1.57		1.55		1.33		(0.74)		0.27		1.33
Total from investment operations	1.59		1.62		1.33		(0.77)		0.24		1.39

Less dividends and distributions:
Dividends from net investment income	(0.03)		—		—		—		(0.03)		(0.09)
Total dividends and distributions	(0.03)		—		—		—		(0.03)		(0.09)

Net asset value, end of period	$17.46		$15.90		$14.28		$12.95		$13.72		$13.51

Total Return	10.03	%(d)	11.34%		10.27%		(5.61)%		1.78%		11.44%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$54,421		$51,833		$45,786		$16,123		$8,942		$29,053

Ratio of expenses to average net assets
Before expense limitation	1.58	%(e)	1.72%		1.85%		2.44%		2.11%		1.64%
After expense limitation	1.56	%(e)(f)	1.55	%(f)	1.55	%(f)	1.55	%(f)	1.88	%(g)	1.64%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.21	%(e)	0.29%		(0.32)%		(1.08)%		(0.42)%		0.46%
After expense limitation	0.23	%(e)(f)	0.46	%(f)	(0.02	)%(f)	(0.19	)%(f)	(0.19	)%(g)	0.46%
Portfolio turnover rate	40	%(d)	169%		156%		76%		92%		60%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(g)	Effective May 5, 2014, Class S’s operating expenses, not including interest expense, were contractually limited to the amounts discussed in Note 3 of the 2014 Annual Report. The ratios in these financial highlights reflect the limitation, including the interest expense.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	13

ICON Emerging Markets Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$15.77		$14.20	$12.91	$13.71	$13.51	$12.17
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.01)		0.06	(0.01)	(0.07)	(0.04)	0.04
Net realized and unrealized gains/(losses) on investments	1.57		1.51	1.30	(0.73)	0.27	1.33
Total from investment operations	1.56		1.57	1.29	(0.80)	0.23	1.37

Less dividends and distributions:
Dividends from net investment income	(0.00	)(d)	—	—	—	(0.03)	(0.03)
Total dividends and distributions	(0.00)		—	—	—	(0.03)	(0.03)

Net asset value, end of period	$17.33		$15.77	$14.20	$12.91	$13.71	$13.51

Total Return(e)	9.90	%(f)	11.06%	9.99%	(5.84)%	1.68%	11.29%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$11,652		$12,887	$9,072	$725	$305	$789

Ratio of expenses to average net assets
Before expense limitation	1.97	%(g)	2.12%	2.16%	4.75%	4.32%	2.97%
After expense limitation(h)	1.81	%(g)	1.80%	1.80%	1.80%	1.95%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.23	)%(g)	0.08%	(0.43)%	(3.44)%	(2.65)%	(0.82)%
After expense limitation(h)	(0.07	)%(g)	0.40%	(0.07)%	(0.49)%	(0.28)%	0.34%
Portfolio turnover rate	40	%(f)	169%	156%	76%	92%	60%

(a)	Class C shares were merged into Class A on January 10, 2017. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Amount less than $(0.005).

(e)	The total return calculation excludes any sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015		Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$13.17		$11.94	$11.37	$11.75		$11.81	$11.05
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.01		0.04	0.05	0.00	(c)	0.06	0.07
Net realized and unrealized gains/(losses) on investments	0.64		1.19	0.52	(0.37)		(0.12)	0.74
Total from investment operations	0.65		1.23	0.57	(0.37)		(0.06)	0.81

Less dividends and distributions:
Dividends from net investment income	—		—	—	(0.01)		—	(0.00	)(d)
Distributions from net realized gains	—		—	—	—		—	(0.05)
Total dividends and distributions	—		—	—	(0.01)		—	(0.05)

Net asset value, end of period	$13.82		$13.17	$11.94	$11.37		$11.75	$11.81

Total Return	4.94	%(e)	10.30%	5.01%	(3.15)%		(0.51)%	7.33%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$49,158		$45,144	$50,005	$67,201		$80,356	$42,105

Ratio of expenses to average net assets
Before expense limitation	1.50	%(f)	1.57%	1.45%	1.41%		1.41%	1.45%
After expense limitation(g)	1.50	%(f)	1.55%	1.45%	1.41%		1.41%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.14	%(f)	0.31%	0.45%	0.00	%(h)	0.44%	0.65%
After expense limitation(g)	0.14	%(f)	0.33%	0.45%	0.00	%(h)	0.44%	0.65%
Portfolio turnover rate	66	%(e)	209%	198%	204%		193%	138%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $0.005.

(d)	Amount less than $(0.005).

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

(h)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	15

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$11.64		$10.66	$10.27	$10.72	$10.89	$10.26
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.06)		(0.07)	(0.09)	(0.12)	(0.08)	(0.04)
Net realized and unrealized gains/(losses) on investments	0.58		1.05	0.48	(0.33)	(0.09)	0.67
Total from investment operations	0.52		0.98	0.39	(0.45)	(0.17)	0.63

Net asset value, end of period	$12.16		$11.64	$10.66	$10.27	$10.72	$10.89

Total Return(c)	4.47	%(d)	9.19%	3.80%	(4.20)%	(1.56)%	6.14%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,420		$2,484	$2,941	$3,299	$4,597	$5,657

Ratio of expenses to average net assets
Before expense limitation	3.17	%(e)	3.35%	3.13%	2.96%	2.82%	2.77%
After expense limitation(f)	2.55	%(e)	2.55%	2.55%	2.55%	2.56%	2.56%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.57	)%(e)	(1.48)%	(1.40)%	(1.56)%	(0.99)%	(0.63)%
After expense limitation(f)	(0.95	)%(e)	(0.68)%	(0.82)%	(1.15)%	(0.73)%	(0.42)%
Portfolio turnover rate	66	%(d)	209%	198%	204%	193%	138%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON International Equity Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$12.94		$11.76	$11.24	$11.65	$11.75	$10.99
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.01)		0.01	0.05	(0.04)	0.00 (c)	0.04
Net realized and unrealized gains/(losses) on investments	0.63		1.17	0.47	(0.37)	(0.10)	0.73
Total from investment operations	0.62		1.18	0.52	(0.41)	(0.10)	0.77

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.00	)(d)
Distributions from net realized gains	—		—	—	—	—	(0.01)
Total dividends and distributions	—		—	—	—	—	(0.01)

Net asset value, end of period	$13.56		$12.94	$11.76	$11.24	$11.65	$11.75

Total Return(e)	4.79	%(f)	10.03%	4.63%	(3.52)%	(0.85)%	7.03%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,229		$2,276	$2,829	$3,725	$4,089	$5,043

Ratio of expenses to average net assets
Before expense limitation	2.59	%(g)	2.67%	2.43%	2.25%	2.12%	2.19%
After expense limitation(h)	1.80	%(g)	1.80%	1.80%	1.80%	1.81%	1.81%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.99	)%(g)	(0.80)%	(0.19)%	(0.77)%	(0.27)%	(0.06)%
After expense limitation(h)	(0.20	)%(g)	0.07%	0.44%	(0.32)%	0.04%	0.32%
Portfolio turnover rate	66	%(f)	209%	198%	204%	193%	138%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Amount less than $0.005.
(d)	Amount less than $(0.005).
(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.
(g)	Annualized.
(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	17

ICON International Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

The ICON Emerging Markets Fund (“Emerging Markets Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers two classes of shares: Class S and Class A. The International Equity Fund also offers a Class C share. On January 10, 2017, the Class C shares of the Emerging Markets Fund merged into the Class A shares of the Emerging Markets Fund. The Class C shares of the Emerging Markets Fund were closed. The merger activity is shown in the Statements of Changes in Net Assets. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently fifteen other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Emerging Markets Fund primarily invests in securities of issuers whose principal activities are in emerging markets, or are economically tied to an emerging market country. The International Equity Fund primarily invests in foreign equity securities. Foreign equity securities refer to securities of issuers, wherever organized, whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the United States. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of less government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Pricing Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

18	www.iconfunds.com

ICON International Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Pricing Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2018:

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$522,069	$1,331,328	$—	$1,853,397
Diversified Banks	590,266	14,273,456	—	14,863,722
Internet Software & Services	2,467,215	1,263,886	—	3,731,101
Oil & Gas Exploration & Production	515,569	1,559,166	—	2,074,735
Oil & Gas Refining & Marketing	1,125,725	1,931,122	—	3,056,847
Regional Banks	1,862,816	1,792,487	—	3,655,303
Wireless Telecommunication Services	313,608	1,110,580	—	1,424,188
Other	—	32,436,891	—	32,436,891
Preferred Stocks	1,205,398	—	—	1,205,398
Total	$8,602,666	$55,698,916	$—	$64,301,582

Semi-Annual Report | March 31, 2018	19

ICON International Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Building Products	$581,377	$1,685,837	$—	$2,267,214
Commodity Chemicals	253,463	689,530	—	942,993
Diversified Banks	160,279	8,293,158	—	8,453,437
Gold	377,234	623,071	—	1,000,305
Internet Software & Services	771,314	520,692	—	1,292,006
Oil & Gas Exploration & Production	1,957,407	417,554	—	2,374,961
Oil & Gas Refining & Marketing	492,837	1,976,588	—	2,469,425
Oil & Gas Storage & Transportation	405,635	883,301	—	1,288,936
Regional Banks	713,989	418,353	—	1,132,342
Other	591,408	29,984,381	—	30,575,789
Preferred Stocks	225,045	—	—	225,045
Collateral for Securities on Loan	—	438,918	—	438,918
Total	$6,529,988	$45,931,383	$—	$52,461,371

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2018.

For the Emerging Markets Fund and International Equity Fund, there was no transfer activity between Level 1 and Level 2 for the six months ended March 31, 2018.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

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ICON International Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statements of Operations. At March 31, 2018 and for the six months then ended, the Emerging Markets Fund and International Equity Fund had no outstanding forward foreign currency contracts.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2018, is included in the Statements of Operations.

The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018. It may also include collateral received from the pre-funding of security loans.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Fund as of March 31, 2018:

	Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Amount due from counterparty
Securities Lending Transactions
ICON International Equity Fund
Equity Securities	$446,104	$—	$—	$—	$446,104	$438,918	$(7,186)

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Semi-Annual Report | March 31, 2018	21

ICON International Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

22	www.iconfunds.com

ICON International Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2018 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Emerging Markets Fund
Class S	$3,571	$41,335	$8,959
Class A	758	12,067	7,599
ICON International Equity Fund
Class S	1,271	7,380	7,433
Class C	158	5,016	4,600
Class A	282	5,068	5,533

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON Advisers has contractually agreed to limit the Funds’ operating expenses (exclusive of brokerage, interest, taxes, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Emerging Markets Fund	1.55%	—	1.80%
ICON International Equity Fund	1.55%	2.55%	1.80%

The Funds’ expense limitations will continue in effect until at least January 31, 2021 for the Emerging Markets Fund Class A and all classes of the International Equity Fund. The expense limitation for the Emerging Markets Fund Class S will continue in effect until at least January 31, 2019. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2018, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2018	Expires 2019	Expires 2020		Expires 2021
ICON Emerging Markets Fund	$54,836	$106,751	$106,329	(a)	$16,753
ICON International Equity Fund	19,055	38,568	41,389		17,017

(a)	Emerging Markets Fund Class C shares merged into Class A shares on January 10, 2017. The Class C amount is not available for recoupment.

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services, Inc. (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Semi-Annual Report | March 31, 2018	23

ICON International Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2018, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2018, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Emerging Markets Fund Class A	$914
ICON International Equity Fund Class A	102

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March, 31, 2018, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected (Unaudited)
ICON International Equity Fund Class C	$2

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2018, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board of Trustees reviews and approves such reimbursements. For the six months ended March 31, 2018, the total related amounts accrued or paid by the Funds under this arrangement was $616 and is included in Other Expenses on the Statements of Operations.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2018, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

24	www.iconfunds.com

ICON International Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2018 was 3.13%. The Line of Credit agreement/arrangement expires on March 19, 2019.

For the six months ended March 31, 2018, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/17 – 03/31/18)	Average Borrowing (10/01/17 – 03/31/18)*	Average Interest Rates (10/01/17 – 03/31/18)*
ICON Emerging Markets Fund	$1,130,391	$473,060	2.70%

*	The average is calculated based on the actual number of days with outstanding borrowings.

For the six months ended March 31, 2018, there were no outstanding borrowings under this agreement/arrangement for these funds.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Emerging Markets Fund	$25,600,583	$30,306,804
ICON International Equity Fund	33,280,716	32,958,841

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as passive foreign investment companies, foreign currency transactions, foreign capital gain tax treatment, expiring capital loss carryforwards and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

For the year ended September 30, 2017 the following Funds had capital loss carryforwards:

Fund	Expiring in 2018
ICON International Equity Fund	$27,012,993

For Emerging Markets Fund and the International Equity Fund, the capital loss carryovers used during the year ended September 30, 2017 were $4,083,021 and $1,685,270, respectively.

For International Equity Fund, the short-term and long-term capital losses with no expiration were $4,016,565 and $3,533,938, respectively.

The International Equity Fund elects to defer to the period ending September 30, 2018, capital losses recognized during the period November 1, 2016 to September 30, 2017 in the amount of $403,754.

The International Equity Fund elects to defer to the period ending September 30, 2018, late year ordinary losses in the amount of $102,068.

Semi-Annual Report | March 31, 2018	25

ICON International Funds	Notes to Financial Statements
March 31, 2018 (Unaudited)

The Funds did not pay distributions to shareholders during the fiscal years ended September 30, 2017.

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
ICON Emerging Markets Fund	$100,506	$—	$—	$1,811,966	$1,912,472
ICON International Equity Fund	—	(34,967,250)	(102,068)	903,934	(34,165,384)

As of March 31, 2018, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Emerging Markets Fund	$8,825,097	$(1,946,547)	$6,878,550	$57,423,032
ICON International Equity Fund	3,432,491	(2,979,701)	452,790	52,008,581

26	www.iconfunds.com

ICON International Funds	Disclosure of Fund Expenses
March 31, 2018 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/17 – 03/31/18).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Emerging Markets Fund
Class S
Actual	$ 1,000.00	$ 1,100.30	1.56%	$8.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.15	1.56%	$7.85
Class A
Actual	$ 1,000.00	$ 1,099.00	1.81%	$9.47
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.91	1.81%	$9.10

ICON International Equity Fund
Class S
Actual	$ 1,000.00	$ 1,049.40	1.50%	$7.66
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$7.54
Class C
Actual	$ 1,000.00	$ 1,044.70	2.55%	$13.00
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.22	2.55%	$12.79
Class A
Actual	$ 1,000.00	$ 1,047.90	1.80%	$9.19
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.96	1.80%	$9.05

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2018	27

ICON International Funds	Additional Information
March 31, 2018 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

28	www.iconfunds.com

ICON International Funds	Privacy Policy
March 31, 2018 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances ● income and transaction history ● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2018	29

ICON International Funds	Privacy Policy
March 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.
How does ICON collect my personal information?	We collect your personal information, for example, when you
● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● ICON doesn’t jointly market

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Intentionally Left Blank

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

SEMI-ANNUAL REPORT March 31, 2018

Sector Funds

ICON Consumer Discretionary Fund

ICON Consumer Staples Fund

ICON Energy Fund

ICON Financial Fund

ICON Healthcare Fund

ICON Industrials Fund

ICON Information Technology Fund

ICON Natural Resources Fund

ICON Utilities Fund

You can now sign up for electronic delivery of ICON Fund shareholder reports, including prospectuses, annual reports, semiannual reports and proxy statements.

When these materials are available, you will receive an email from ICON with instructions on how to view the documents. Statements, transaction confirmations and other documents that are not available online will continue to be sent to you by U.S. mail.

Visit ICON’s website at www.iconfunds.com to learn more and sign up.

You may change or cancel your participation in eDelivery by visiting www.iconfunds.com, or you can request a hard copy of any of the materials free of charge by calling ICON Funds at 1-800-764-0442.

1-800-764-0442 ● www.iconfunds.com

ICON Sector Funds	About This Report
March 31, 2018 (Unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconfunds.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s portfolio holdings as of March 31, 2018, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of the financial statements released to the market as part of our analysis.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconfunds.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

Financial Intermediary

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may influence the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2	www.iconfunds.com

ICON Consumer Discretionary Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.61%)
Apparel Retail (7.90%)
Ross Stores, Inc.	8,500	$662,830
TJX Cos., Inc.	13,801	1,125,609
		1,788,439
Auto Parts & Equipment (3.39%)
Horizon Global Corp.(a)	37,100	305,704
Modine Manufacturing Co.(a)	21,800	461,070
		766,774
Automotive Retail (10.56%)
AutoZone, Inc.(a)	500	324,345
Lithia Motors, Inc., Class A	4,800	482,496
O’Reilly Automotive, Inc.(a)	6,400	1,583,232
		2,390,073
Broadcasting (8.85%)
CBS Corp., Class B	25,200	1,295,028
Gray Television, Inc.(a)	18,500	234,950
Nexstar Media Group, Inc., Class A	7,100	472,150
		2,002,128
Cable & Satellite (7.38%)
Comcast Corp., Class A	48,900	1,670,913

Construction Machinery & Heavy Trucks (1.61%)
Meritor, Inc.(a)	17,700	363,912

Home Improvement Retail (6.18%)
Home Depot, Inc.	4,200	748,608
Lowe’s Cos., Inc.	7,400	649,350
		1,397,958
Homebuilding (8.18%)
DR Horton, Inc.	10,000	438,400
Lennar Corp., Class A	9,400	554,036
M/I Homes, Inc.(a)	7,600	242,060
PulteGroup, Inc.	8,200	241,818
Toll Brothers, Inc.	5,100	220,575
TopBuild Corp.(a)	2,000	153,040
		1,849,929
Homefurnishing Retail (4.18%)
Aaron’s, Inc.	20,300	945,980

Hotels, Resorts & Cruise Lines (2.26%)
Norwegian Cruise Line Holdings, Ltd.(a)	5,000	264,850
Royal Caribbean Cruises, Ltd.	2,100	247,254
		512,104
Movies & Entertainment (10.98%)
Time Warner, Inc.	7,600	718,808
Twenty-First Century Fox, Inc., Class A	7,600	278,844
Viacom, Inc., Class B	11,300	350,978
Walt Disney Co.	11,300	1,134,972
		2,483,602
	Shares or Principal Amount	Value
Restaurants (6.57%)
Dave & Buster’s Entertainment, Inc.(a)	5,282	$220,471
McDonald’s Corp.	8,100	1,266,678
		1,487,149
Specialty Stores (14.46%)
Michaels Cos., Inc.(a)	70,500	1,389,555
Party City Holdco, Inc.(a)(b)	36,601	570,976
Tractor Supply Co.	4,000	252,080
Ulta Beauty, Inc.(a)	5,200	1,062,204
		3,274,815
Tires & Rubber (2.11%)
Goodyear Tire & Rubber Co.	18,000	478,440

Total Common Stocks (Cost $22,095,990)		21,412,216

Collateral for Securities on Loan (0.88%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	198,510	198,510

Total Collateral for Securities on Loan (Cost $198,510)		198,510

Total Investments (95.49%) (Cost $22,294,500)		$21,610,726

Other Assets Less Liabilities (4.51%)		1,020,541

Net Assets (100.00%)		$22,631,267

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2018.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	3

ICON Consumer Discretionary Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Sector Composition (March 31, 2018) (Unaudited)

Consumer Discretionary	93.00%
Industrials	1.61%
94.61%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Specialty Stores	14.46%
Movies & Entertainment	10.98%
Automotive Retail	10.56%
Broadcasting	8.85%
Homebuilding	8.18%
Apparel Retail	7.90%
Cable & Satellite	7.38%
Restaurants	6.57%
Home Improvement Retail	6.18%
Homefurnishing Retail	4.18%
Auto Parts & Equipment	3.39%
Hotels, Resorts & Cruise Lines	2.26%
Tires & Rubber	2.11%
Construction Machinery & Heavy Trucks	1.61%
94.61%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

4	www.iconfunds.com

ICON Consumer Staples Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.08%)
Brewers (4.53%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	4,073	$447,786

Distillers & Vintners (3.03%)
Constellation Brands, Inc., Class A	1,315	299,715

Drug Retail (5.99%)
CVS Health Corp.	5,100	317,271
Walgreens Boots Alliance, Inc.	4,200	274,974
		592,245
Food Distributors (3.13%)
Performance Food Group Co.(a)	939	28,029
Sysco Corp.	2,300	137,908
U.S. Foods Holding Corp.(a)	4,400	144,188
		310,125
Food Retail (0.97%)
Kroger Co.	4,000	95,760

Household Products (12.52%)
Colgate-Palmolive Co.	7,200	516,096
Procter & Gamble Co.	9,100	721,448
		1,237,544
Hypermarkets & Super Centers (0.27%)
Wal-Mart, Inc.	300	26,691

Managed Health Care (0.85%)
Cigna Corp.	500	83,870

Packaged Foods & Meats (37.81%)
Conagra Foods, Inc.	20,838	768,505
J.M. Smucker Co.	1,400	173,614
Kellogg Co.	4,500	292,545
Kraft Heinz Co.	1,400	87,206
Lamb Weston Holdings, Inc.	5,405	314,679
Mondelez International, Inc., Class A	20,100	838,773
Pinnacle Foods, Inc.	8,800	476,080
Post Holdings, Inc.(a)	6,600	500,016
Tyson Foods, Inc., Class A	3,900	285,441
		3,736,859
Pharmaceuticals (2.72%)
Johnson & Johnson	2,100	269,115

Soft Drinks (9.57%)
Coca-Cola Co.	4,200	182,406
National Beverage Corp.	1,086	96,676
PepsiCo, Inc.	6,100	665,815
		944,897
Tobacco (16.69%)
Altria Group, Inc.	9,000	560,880
British American Tobacco PLC, Sponsored ADR	7,500	432,675
	Shares or Principal Amount	Value
Tobacco (continued)
Philip Morris International, Inc.	6,600	$656,040
		1,649,595
Total Common Stocks (Cost $10,010,602)		9,694,202

Total Investments (98.08%) (Cost $10,010,602)		$9,694,202

Other Assets Less Liabilities (1.92%)		189,435

Net Assets (100.00%)		$9,883,637

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2018) (Unaudited)

Consumer Staples	94.51%
Health Care	3.57%
98.08%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Packaged Foods & Meats	37.81%
Tobacco	16.69%
Household Products	12.52%
Soft Drinks	9.57%
Drug Retail	5.99%
Brewers	4.53%
Food Distributors	3.13%
Distillers & Vintners	3.03%
Pharmaceuticals	2.72%
Other Industries (each less than 1%)	2.09%
98.08%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	5

ICON Energy Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.05%)
Integrated Oil & Gas (22.54%)
Chevron Corp.	139,100	$15,862,964
Exxon Mobil Corp.	251,700	18,779,337
TOTAL SA, Sponsored ADR	115,300	6,651,657
		41,293,958
Oil & Gas Equipment & Services (5.76%)
RPC, Inc.(a)	316,300	5,702,889
Smart Sand, Inc.(a)(b)	296,500	1,725,630
U.S. Silica Holdings, Inc.(a)	122,800	3,133,856
		10,562,375
Oil & Gas Exploration & Production (52.08%)
Cabot Oil & Gas Corp.	325,600	7,807,888
Carrizo Oil & Gas, Inc.(b)	418,800	6,700,800
Centennial Resource Development, Inc., Class A(b)	155,900	2,860,765
Chesapeake Energy Corp.(a)(b)	890,450	2,689,159
Cimarex Energy Co.	93,900	8,779,650
Concho Resources, Inc.(b)	12,500	1,879,125
Diamondback Energy, Inc.(b)	124,250	15,720,110
EQT Corp.	114,200	5,425,642
Laredo Petroleum, Inc.(b)	587,950	5,121,044
Matador Resources Co.(b)	107,300	3,209,343
Newfield Exploration Co.(b)	293,800	7,174,596
Parsley Energy, Inc., Class A(b)	287,200	8,325,928
Ring Energy, Inc.(b)	474,100	6,803,335
SM Energy Co.	104,800	1,889,544
SRC Energy, Inc.(b)	1,061,850	10,013,246
W&T Offshore, Inc.(b)	228,800	1,013,584
		95,413,759
Oil & Gas Refining & Marketing (13.31%)
Andeavor	56,200	5,651,472
HollyFrontier Corp.	44,700	2,184,042
Marathon Petroleum Corp.	86,400	6,316,704
Phillips 66	28,900	2,772,088
Valero Energy Corp.	80,300	7,449,431
		24,373,737
Oil & Gas Storage & Transportation (5.36%)
Magellan Midstream Partners LP	74,000	4,317,900
Pembina Pipeline Corp.(a)	176,100	5,499,603
		9,817,503

Total Common Stocks (Cost $182,297,626)		181,461,332

Underlying Security/Expiration
Date/Exercise Price/ Notional Amount	Contracts	Value
Put Options Purchased (0.03%)
SPDR® S&P® Oil & Gas Exploration & Production 04/20/18, 36, $1,408,800	400	54,400

Total Put Options Purchased (Cost $43,054)		54,400
Underlying Security/Expiration
Date/Exercise Price/ Notional Amount	Contracts	Value
Collateral for Securities on Loan (8.20%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	15,023,763	$15,023,763

Total Collateral for Securities on Loan (Cost $15,023,763)		15,023,763

Total Investments (107.28%) (Cost $197,364,443)		$196,539,495

Liabilities Less Other Assets (-7.28%)		(13,329,110)

Net Assets (100.00%)		$183,210,385

(a)	All or a portion of the security was on loan as of March 31, 2018.

(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (March 31, 2018) (Unaudited)

Energy	99.05%
99.05%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Oil & Gas Exploration & Production	52.08%
Integrated Oil & Gas	22.54%
Oil & Gas Refining & Marketing	13.31%
Oil & Gas Equipment & Services	5.76%
Oil & Gas Storage & Transportation	5.36%
99.05%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

6	www.iconfunds.com

ICON Financial Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.54%)
Asset Management & Custody Banks (5.31%)
Ameriprise Financial, Inc.	5,600	$828,464
Financial Engines, Inc.	18,400	644,000
State Street Corp.	9,600	957,408
		2,429,872
Consumer Finance (8.52%)
Ally Financial, Inc.	34,100	925,815
American Express Co.	15,400	1,436,512
Discover Financial Services	21,400	1,539,302
		3,901,629
Diversified Banks (34.44%)
Bank of America Corp.	156,200	4,684,438
Citigroup, Inc.	46,300	3,125,250
JPMorgan Chase & Co.	43,300	4,761,701
U.S. Bancorp	38,100	1,924,050
Wells Fargo & Co.	24,300	1,273,563
		15,769,002
Financial Exchanges & Data (1.93%)
MSCI, Inc.	5,900	881,873

Insurance Brokers (2.73%)
Health Insurance Innovations, Inc., Class A(a)	43,200	1,248,480

Investment Banking & Brokerage (6.51%)
Goldman Sachs Group, Inc.	5,600	1,410,416
Morgan Stanley	29,100	1,570,236
		2,980,652
Life & Health Insurance (6.79%)
CNO Financial Group, Inc.	55,200	1,196,184
Lincoln National Corp.	13,300	971,698
Sun Life Financial, Inc.(b)	22,900	941,648
		3,109,530
Multi-line Insurance (1.66%)
American International Group, Inc.	14,000	761,880

Other Diversified Financial Services (2.55%)
Voya Financial, Inc.	23,100	1,166,550

Property & Casualty Insurance (3.72%)
Stewart Information Services Corp.	13,800	606,372
United Insurance Holdings Corp.	57,400	1,098,636
		1,705,008
Regional Banks (16.40%)
Bank of the Ozarks	17,500	844,725
Fifth Third Bancorp	32,600	1,035,050
First Horizon National Corp.	60,200	1,133,566
First Midwest Bancorp, Inc.	46,200	1,136,058
KeyCorp	57,100	1,116,305
Synovus Financial Corp.	18,700	933,878

	Shares or Principal Amount	Value
Regional Banks (continued)
Webster Financial Corp.	23,600	$1,307,440
		7,507,022
Thrifts & Mortgage Finance (5.98%)
BofI Holding, Inc.(a)(b)	24,800	1,005,144
Essent Group, Ltd.(a)	20,400	868,224
Radian Group, Inc.	45,400	864,416
		2,737,784

Total Common Stocks (Cost $35,059,213)		44,199,282

Collateral for Securities on Loan (4.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	1,960,950	1,960,950

Total Collateral for Securities on Loan (Cost $1,960,950)		1,960,950

Total Investments (100.82%) (Cost $37,020,163)		$46,160,232

Liabilities Less Other Assets (-0.82%)		(376,805)

Net Assets (100.00%)		$45,783,427

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of March 31, 2018.

Sector Composition (March 31, 2018) (Unaudited)

Financials	96.54%
96.54%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	7

ICON Financial Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Industry Composition (March 31, 2018) (Unaudited)

Diversified Banks	34.44%
Regional Banks	16.40%
Consumer Finance	8.52%
Life & Health Insurance	6.79%
Investment Banking & Brokerage	6.51%
Thrifts & Mortgage Finance	5.98%
Asset Management & Custody Banks	5.31%
Property & Casualty Insurance	3.72%
Insurance Brokers	2.73%
Other Diversified Financial Services	2.55%
Financial Exchanges & Data	1.93%
Multi-line Insurance	1.66%
96.54%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
8	www.iconfunds.com

ICON Healthcare Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.76%)
Biotechnology (25.35%)
AbbVie, Inc.	41,600	$3,937,440
Alexion Pharmaceuticals, Inc.(a)	36,400	4,057,144
Celgene Corp.(a)	27,600	2,462,196
Exelixis, Inc.(a)	74,149	1,642,400
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,033,080
Vertex Pharmaceuticals, Inc.(a)	26,253	4,278,714
		17,410,974
Health Care Equipment (16.33%)
Abbott Laboratories	54,374	3,258,090
Becton, Dickinson and Co.	10,300	2,232,010
Edwards Lifesciences Corp.(a)	13,000	1,813,760
Integra LifeSciences Holdings Corp.(a)	17,000	940,780
Medtronic PLC	22,723	1,822,839
NuVasive, Inc.(a)	6,500	339,365
Teleflex, Inc.	3,200	815,936
		11,222,780
Health Care Facilities (1.11%)
Universal Health Services, Inc., Class B	6,419	760,074

Health Care Services (8.87%)
BioTelemetry, Inc.(a)	132,595	4,117,075
Premier, Inc., Class A(a)	63,132	1,976,663
		6,093,738
Life Sciences Tools & Services (17.48%)
IQVIA Holdings, Inc.(a)	17,238	1,691,220
PRA Health Sciences, Inc.(a)	59,100	4,902,936
Thermo Fisher Scientific, Inc.	26,200	5,409,252
		12,003,408
Managed Health Care (18.81%)
Aetna, Inc.	6,056	1,023,464
Anthem, Inc.	9,100	1,999,270
Centene Corp.(a)	11,211	1,198,120
Cigna Corp.	6,300	1,056,762
Humana, Inc.	7,100	1,908,693
UnitedHealth Group, Inc.	23,300	4,986,200
WellCare Health Plans, Inc.(a)	3,881	751,478
		12,923,987
Pharmaceuticals (9.81%)
Eli Lilly & Co.	21,200	1,640,244
Merck & Co., Inc.	83,000	4,521,010
Mylan NV(a)	14,000	576,380
		6,737,634

Total Common Stocks (Cost $63,008,451)		67,152,595

Value
Total Investments (97.76%) (Cost $63,008,451)	$67,152,595

Other Assets Less Liabilities (2.24%)	1,537,015

Net Assets (100.00%)	$68,689,610

(a)	Non-income producing security.

Sector Composition (March 31, 2018) (Unaudited)

Health Care	97.76%
97.76%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Biotechnology	25.35%
Managed Health Care	18.81%
Life Sciences Tools & Services	17.48%
Health Care Equipment	16.33%
Pharmaceuticals	9.81%
Health Care Services	8.87%
Health Care Facilities	1.11%
97.76%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual | March 31, 2018	9

ICON Industrials Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.42%)
Air Freight & Logistics (8.82%)
FedEx Corp.	2,000	$480,220
United Parcel Service, Inc., Class B	9,000	941,940
		1,422,160
Building Products (14.43%)
Armstrong World Industries, Inc.(a)	5,000	281,500
Fortune Brands Home & Security, Inc.	16,500	971,685
Masco Corp.	26,500	1,071,660
		2,324,845
Commercial Printing (9.13%)
Deluxe Corp.	10,700	791,907
RR Donnelley & Sons Co.	78,000	680,940
		1,472,847
Construction Machinery & Heavy Trucks (24.32%)
Allison Transmission Holdings, Inc.	38,400	1,499,904
Cummins, Inc.	8,000	1,296,720
PACCAR, Inc.	17,000	1,124,890
		3,921,514
Construction Materials (2.56%)
Eagle Materials, Inc.	4,000	412,200

Diversified Support Services (2.51%)
Matthews International Corp., Class A	8,000	404,800

Human Resource & Employment Services (1.07%)
ManpowerGroup, Inc.	1,500	172,650

Industrial Conglomerates (4.53%)
Carlisle Cos., Inc.	7,000	730,870

Industrial Machinery (7.75%)
Ingersoll-Rand PLC	6,000	513,060
Snap-on, Inc.	5,000	737,700
		1,250,760
Railroads (18.09%)
Canadian Pacific Railway, Ltd.	4,700	829,550
CSX Corp.	14,000	779,940
Kansas City Southern	7,500	823,875
Union Pacific Corp.	3,600	483,948
		2,917,313
Trading Companies & Distributors (5.21%)
Air Lease Corp.	12,000	511,440
United Rentals, Inc.(a)	1,900	328,187
		839,627

Total Common Stocks (Cost $15,200,670)		15,869,586

Value
Total Investments (98.42%) (Cost $15,200,670)	$15,869,586

Other Assets Less Liabilities (1.58%)	254,238

Net Assets (100.00%)	$16,123,824

(a)	Non-income producing security.

Sector Composition (March 31, 2018) (Unaudited)

Industrials	95.86%
Materials	2.56%
98.42%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Construction Machinery & Heavy Trucks	24.32%
Railroads	18.09%
Building Products	14.43%
Commercial Printing	9.13%
Air Freight & Logistics	8.82%
Industrial Machinery	7.75%
Trading Companies & Distributors	5.21%
Industrial Conglomerates	4.53%
Construction Materials	2.56%
Diversified Support Services	2.51%
Human Resource & Employment Services	1.07%
98.42%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.
10	www.iconfunds.com

ICON Information Technology Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.56%)
Application Software (3.15%)
CDK Global, Inc.	31,800	$2,014,212

Communications Equipment (2.07%)
Extreme Networks, Inc.(a)	119,400	1,321,758

Data Processing & Outsourced Services (14.39%)
Alliance Data Systems Corp.	3,500	745,010
Euronet Worldwide, Inc.(a)	19,300	1,523,156
Genpact, Ltd.	43,000	1,375,570
Global Payments, Inc.	9,700	1,081,744
Mastercard, Inc., Class A	9,100	1,593,956
Visa, Inc., Class A	24,180	2,892,412
		9,211,848
Electronic Equipment & Instruments (4.04%)
Coherent, Inc.(a)	5,900	1,105,660
Electro Scientific Industries, Inc.(a)	76,600	1,480,678
		2,586,338
Electronic Manufacturing Services (5.54%)
KEMET Corp.(a)	88,200	1,599,066
Methode Electronics, Inc.	49,700	1,943,270
		3,542,336
Internet Software & Services (13.29%)
Blucora, Inc.(a)	56,800	1,397,280
Facebook, Inc., Class A(a)	22,000	3,515,380
LogMeIn, Inc.	15,500	1,791,025
Momo, Inc., Sponsored ADR(a)	48,200	1,801,716
		8,505,401
IT Consulting & Other Services (9.89%)
Booz Allen Hamilton Holding Corp.	34,000	1,316,480
Cognizant Technology Solutions Corp., Class A	25,200	2,028,600
DXC Technology Co.	19,900	2,000,547
Leidos Holdings, Inc.	15,000	981,000
		6,326,627
Semiconductor Equipment (11.93%)
Applied Materials, Inc.	29,600	1,646,056
Ichor Holdings, Ltd.(a)(b)	45,200	1,094,292
Lam Research Corp.	4,800	975,168
MKS Instruments, Inc.	10,900	1,260,585
Rudolph Technologies, Inc.(a)	26,000	720,200
Teradyne, Inc.	16,900	772,499
Ultra Clean Holdings, Inc.(a)	60,600	1,166,550
		7,635,350
Semiconductors (11.69%)
Broadcom, Ltd.	5,600	1,319,640
Diodes, Inc.(a)	36,000	1,096,560
Micron Technology, Inc.(a)	11,100	578,754
Monolithic Power Systems, Inc.	6,500	752,505
Qorvo, Inc.(a)	19,600	1,380,820
Skyworks Solutions, Inc.	9,900	992,574

	Shares or Principal Amount	Value
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	31,000	$1,356,560
		7,477,413
Technology Distributors (6.11%)
CDW Corp.	18,400	1,293,704
Insight Enterprises, Inc.(a)	36,000	1,257,480
ScanSource, Inc.(a)	19,500	693,225
Systemax, Inc.	23,400	668,070
		3,912,479
Technology Hardware, Storage & Peripherals (15.46%)
Apple, Inc.	46,800	7,852,104
HP, Inc.	29,700	651,024
NCR Corp.(a)	19,500	614,640
Western Digital Corp.	8,400	775,068
		9,892,836

Total Common Stocks (Cost $53,153,685)		62,426,598

Collateral for Securities on Loan (1.68%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	1,073,500	1,073,500

Total Collateral for Securities on Loan (Cost $1,073,500)		1,073,500

Total Investments (99.24%) (Cost $54,227,185)		$63,500,098

Other Assets Less Liabilities (0.76%)		485,642

Net Assets (100.00%)		$63,985,740

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2018.

ADR - American Depositary Receipt

Sector Composition (March 31, 2018) (Unaudited)

Information Technology	97.56%
97.56%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	11

ICON Information Technology Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Industry Composition (March 31, 2018) (Unaudited)

Technology Hardware, Storage & Peripherals	15.46%
Data Processing & Outsourced Services	14.39%
Internet Software & Services	13.29%
Semiconductor Equipment	11.93%
Semiconductors	11.69%
IT Consulting & Other Services	9.89%
Technology Distributors	6.11%
Electronic Manufacturing Services	5.54%
Electronic Equipment & Instruments	4.04%
Application Software	3.15%
Communications Equipment	2.07%
97.56%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

12	www.iconfunds.com

ICON Natural Resources Fund	Schedule of Investments
March 31, 2018 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.79%)
Building Products (2.14%)
Fortune Brands Home & Security, Inc.	14,500	$853,905
Masco Corp.	25,000	1,011,000
		1,864,905
Coal & Consumable Fuels (8.81%)
Adaro Energy Tbk PT	27,000,000	4,206,864
Indo Tambangraya Megah Tbk PT	1,678,700	3,483,965
		7,690,829
Commodity Chemicals (1.89%)
Koppers Holdings, Inc.(a)	20,000	822,000
Olin Corp.	27,339	830,832
		1,652,832
Construction Machinery & Heavy Trucks (2.10%)
Allison Transmission Holdings, Inc.	47,000	1,835,820

Construction Materials (5.33%)
Buzzi Unicem SpA(b)	60,000	1,405,392
Eagle Materials, Inc.	16,000	1,648,800
Vulcan Materials Co.	14,000	1,598,380
		4,652,572
Diversified Chemicals (9.37%)
BASF SE	33,000	3,346,776
DowDuPont, Inc.	28,745	1,831,344
Eastman Chemical Co.	20,000	2,111,600
Huntsman Corp.	30,000	877,500
		8,167,220
Diversified Metals & Mining (2.67%)
Rio Tinto PLC	46,000	2,334,229

Integrated Oil & Gas (19.84%)
BP PLC	140,000	944,316
Gazprom PJSC, Sponsored ADR(a)	820,000	3,998,439
LUKOIL PJSC, Sponsored ADR	60,000	4,142,612
MOL Hungarian Oil & Gas PLC	240,000	2,618,568
Rosneft Oil Co. PJSC, GDR	674,000	3,702,207
Royal Dutch Shell PLC, Class A, Sponsored ADR	30,000	1,914,300
		17,320,442
Oil & Gas Exploration & Production (17.56%)
Carrizo Oil & Gas, Inc.(a)	80,000	1,280,000
Cimarex Energy Co.	22,000	2,057,000
CNOOC, Ltd.	1,900,000	2,813,309
Diamondback Energy, Inc.(a)	18,700	2,365,924
Newfield Exploration Co.(a)	50,000	1,221,000
Parsley Energy, Inc., Class A(a)	95,000	2,754,050
SRC Energy, Inc.(a)	300,000	2,829,000
		15,320,283
Oil & Gas Refining & Marketing (6.31%)
Andeavor	10,000	1,005,600
Marathon Petroleum Corp.	15,000	1,096,650
	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (continued)
Tupras Turkiye Petrol Rafinerileri AS	122,000	$3,407,660
		5,509,910
Oil & Gas Storage & Transportation (2.77%)
Sinopec Kantons Holdings, Ltd.	4,876,000	2,419,648

Paper Packaging (4.31%)
DS Smith PLC	176,000	1,163,027
Smurfit Kappa Group PLC	64,000	2,598,239
		3,761,266
Paper Products (10.99%)
Lee & Man Paper Manufacturing, Ltd.	2,930,000	3,128,593
Mondi PLC	150,000	4,031,720
Nine Dragons Paper Holdings, Ltd.	1,601,000	2,426,480
		9,586,793
Steel (4.70%)
POSCO, Sponsored ADR	52,000	4,100,200

Total Common Stocks (Cost $81,020,020)		86,216,949

Collateral for Securities on Loan (0.17%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.73%	148,892	148,892

Total Collateral for Securities on Loan (Cost $148,892)		148,892

Total Investments (98.96%) (Cost $81,168,912)		$86,365,841

Other Assets Less Liabilities (1.04%)		903,417

Net Assets (100.00%)		$87,269,258

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2018.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	13

ICON Natural Resources Fund	Schedule of Investments
March 31, 2018 (Unaudited)

Country Composition (March 31, 2018) (Unaudited)

United States	32.13%
Russia	13.57%
United Kingdom	9.70%
Hong Kong	9.14%
Indonesia	8.81%
South Korea	4.70%
Turkey	3.90%
Germany	3.84%
China	3.22%
Hungary	3.00%
Ireland	2.98%
Netherlands	2.19%
Italy	1.61%
98.79%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (March 31, 2018) (Unaudited)

Energy	55.29%
Materials	39.26%
Industrials	4.24%
98.79%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Integrated Oil & Gas	19.84%
Oil & Gas Exploration & Production	17.56%
Paper Products	10.99%
Diversified Chemicals	9.37%
Coal & Consumable Fuels	8.81%
Oil & Gas Refining & Marketing	6.31%
Construction Materials	5.33%
Steel	4.70%
Paper Packaging	4.31%
Oil & Gas Storage & Transportation	2.77%
Diversified Metals & Mining	2.67%
Building Products	2.14%
Construction Machinery & Heavy Trucks	2.10%
Commodity Chemicals	1.89%
98.79%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

14	www.iconfunds.com

ICON Utilities Fund	Schedule of Investments
March 31, 2018 (Unaudited)
	Shares or Principal Amount	Value
Common Stocks (99.75%)
Electric Utilities (41.23%)
American Electric Power Co., Inc.	15,100	$1,035,709
Avangrid, Inc.	39,300	2,009,016
Edison International	36,600	2,329,956
Eversource Energy	44,000	2,592,480
OGE Energy Corp.	45,200	1,481,204
Otter Tail Corp.	24,400	1,057,740
PPL Corp.	38,100	1,077,849
Westar Energy, Inc.	39,800	2,093,082
		13,677,036
Gas Utilities (6.65%)
Atmos Energy Corp.	7,100	598,104
National Fuel Gas Co.	31,300	1,610,385
		2,208,489
Independent Power Producers & Energy Traders (1.03%)
AES Corp.	30,000	341,100

Integrated Telecommunication Services (1.99%)
AT&T, Inc.	18,500	659,525

Multi-Utilities (34.68%)
Ameren Corp.	29,500	1,670,585
CenterPoint Energy, Inc.	72,600	1,989,240
CMS Energy Corp.	33,576	1,520,657
Dominion Resources, Inc.	16,700	1,126,081
DTE Energy Co.	22,500	2,349,000
NiSource, Inc.	57,300	1,370,043
Sempra Energy	13,300	1,479,226
		11,504,832
Oil & Gas Exploration & Production (8.07%)
Carrizo Oil & Gas, Inc.(a)	17,300	276,800
Cimarex Energy Co.	5,900	551,650
Diamondback Energy, Inc.(a)	7,600	961,552
SRC Energy, Inc.(a)	94,300	889,249
		2,679,251
Oil & Gas Storage & Transportation (1.44%)
TransCanada Corp.	11,600	479,196

Water Utilities (2.82%)
Consolidated Water Co., Ltd.	64,346	936,234

Wireless Telecommunication Services (1.84%)
T-Mobile U.S., Inc.(a)	10,000	610,400

Total Common Stocks (Cost $31,579,658)		33,096,063

Value
Total Investments (99.75%) (Cost $31,579,658)	$33,096,063

Other Assets Less Liabilities (0.25%)	81,733

Net Assets (100.00%)	$33,177,796

(a)	Non-income producing security.

Sector Composition (March 31, 2018) (Unaudited)

Utilities	86.41%
Energy	9.51%
Telecommunication Services	3.83%
99.75%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (March 31, 2018) (Unaudited)

Electric Utilities	41.23%
Multi-Utilities	34.68%
Oil & Gas Exploration & Production	8.07%
Gas Utilities	6.65%
Water Utilities	2.82%
Integrated Telecommunication Services	1.99%
Wireless Telecommunication Services	1.84%
Oil & Gas Storage & Transportation	1.44%
Independent Power Producers & Energy Traders	1.03%
99.75%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	15

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Assets
Investments, at cost	$22,294,500	$10,010,602	$197,364,443
Investments, at value(a)	21,610,726	9,694,202	196,539,495
Cash and cash equivalents	452,012	349,415	1,441,331
Receivables:
Investments sold	772,849	—	2,348,441
Fund shares sold	15,911	1,415	78,432
Expense reimbursements due from Adviser	919	24,809	2,101
Dividends	10,779	24,418	103,454
Foreign tax reclaims	—	—	24,280
Other assets	14,253	13,478	68,807
Total assets	22,877,449	10,107,737	200,606,341

Liabilities
Payables:
Payable for collateral received on securities loaned	198,510	—	15,023,763
Investments purchased	—	36,438	1,793,563
Fund shares redeemed	560	136,634	211,175
Advisory fees	20,756	8,160	157,315
Transfer agent fees	6,939	23,240	130,002
Fund accounting fees	3,069	2,248	14,658
Accrued distribution fees	238	636	5,945
Trustee fees and expenses	170	1,366	3,314
Administration fees	1,037	408	7,842
Accrued expenses	14,903	14,970	48,379
Total liabilities	246,182	224,100	17,395,956
Net Assets - all share classes	$22,631,267	$9,883,637	$183,210,385
Net Assets - Class S	$21,553,359	$6,193,393	$171,016,861
Net Assets - Class C	$—	$—	$5,166,354
Net Assets - Class A	$1,077,908	$3,690,244	$7,027,170

Net Assets Consists of
Paid-in capital	$24,344,074	$10,479,919	$365,243,005
Accumulated undistributed net investment income/(loss)	(63,173)	54,753	(1,159,925)
Accumulated undistributed net realized gain/(loss)	(965,860)	(334,635)	(180,047,809)
Unrealized appreciation/(depreciation)	(683,774)	(316,400)	(824,886)
Net Assets	$22,631,267	$9,883,637	$183,210,385

Shares outstanding (unlimited shares authorized, no par value)
Class S	1,719,103	944,825	14,947,523
Class C	—	—	476,286
Class A	90,244	566,211	618,770
Net asset value (offering and redemption price per share)
Class S	$12.54	$6.56	$11.44
Class C	$—	$—	$10.85
Class A	$11.94	$6.52	$11.36
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$12.67	$6.92	$12.05

(a) Includes securities on loan of	$190,570	$—	$14,947,323

The accompanying notes are an integral part of the financial statements.

16	www.iconfunds.com

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Assets
Investments, at cost	$37,020,163	$63,008,451	$15,200,670
Investments, at value(a)	46,160,232	67,152,595	15,869,586
Cash and cash equivalents	1,550,085	62,576	153,502
Foreign currency, at value (Cost $6,874, $– and $–, respectively)	6,874	—	—
Receivables:
Investments sold	—	1,472,216	594,718
Fund shares sold	51,189	60,264	4,174
Expense reimbursements due from Adviser	1,052	1,008	9,450
Dividends	39,156	63,107	6,647
Foreign tax reclaims	—	3,493	—
Other assets	16,378	18,589	13,014
Total assets	47,824,966	68,833,848	16,651,091

Liabilities
Payables:
Payable for collateral received on securities loaned	1,960,950	—	—
Investments purchased	—	—	485,320
Fund shares redeemed	10,617	19,681	455
Advisory fees	39,774	60,871	13,844
Transfer agent fees	5,984	27,252	9,486
Fund accounting fees	5,208	6,887	2,860
Accrued distribution fees	495	679	288
Trustee fees and expenses	37	1,205	249
Administration fees	1,989	3,045	691
Accrued expenses	16,485	24,618	14,074
Total liabilities	2,041,539	144,238	527,267
Net Assets - all share classes	$45,783,427	$68,689,610	$16,123,824
Net Assets - Class S	$43,527,848	$65,660,743	$14,822,704
Net Assets - Class A	$2,255,579	$3,028,867	$1,301,120

Net Assets Consists of
Paid-in capital	$79,486,796	$65,052,197	$29,327,549
Accumulated undistributed net investment income/(loss)	57,659	(256,563)	(39,666)
Accumulated undistributed net realized gain/(loss)	(42,901,097)	(250,168)	(13,832,980)
Unrealized appreciation/(depreciation)	9,140,069	4,144,144	668,921
Net Assets	$45,783,427	$68,689,610	$16,123,824

Shares outstanding (unlimited shares authorized, no par value)
Class S	4,044,607	4,088,786	1,000,366
Class A	209,120	197,098	89,041
Net asset value (offering and redemption price per share)
Class S	$10.76	$16.06	$14.82
Class A	$10.79	$15.37	$14.61
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$11.44	$16.30	$15.50

(a) Includes securities on loan of	$1,946,792	$—	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	17

ICON Sector Funds	Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Assets
Investments, at cost	$54,227,185	$81,168,912	$31,579,658
Investments, at value(a)	63,500,098	86,365,841	33,096,063
Cash and cash equivalents	1,631,138	1,095,990	580,203
Receivables:
Fund shares sold	19,036	92,382	284,840
Expense reimbursements due from Adviser	1,434	—	32,190
Dividends	13,896	452,297	159,730
Foreign tax reclaims	—	2,572	3,047
Other assets	17,983	20,030	14,970
Total assets	65,183,585	88,029,112	34,171,043

Liabilities
Payables:
Payable for collateral received on securities loaned	1,073,500	148,892	—
Investments purchased	—	447,123	658,330
Fund shares redeemed	21,371	11,285	260,198
Advisory fees	56,895	86,237	27,765
Transfer agent fees	14,066	31,611	18,156
Fund accounting fees	6,274	8,400	3,725
Accrued distribution fees	514	2,561	1,358
Trustee fees and expenses	843	—	1,094
Administration fees	2,841	3,724	1,388
Accrued expenses	21,541	20,021	21,233
Total liabilities	1,197,845	759,854	993,247
Net Assets - all share classes	$63,985,740	$87,269,258	$33,177,796
Net Assets - Class S	$61,705,196	$80,309,911	$26,609,088
Net Assets - Class C	$—	$1,570,332	$—
Net Assets - Class A	$2,280,544	$5,389,015	$6,568,708

Net Assets Consists of
Paid-in capital	$49,436,984	$75,753,898	$32,840,981
Accumulated undistributed net investment income/(loss)	(703,143)	236,922	44,433
Accumulated undistributed net realized gain/(loss)	5,978,986	6,080,477	(1,224,040)
Unrealized appreciation/(depreciation)	9,272,913	5,197,961	1,516,422
Net Assets	$63,985,740	$87,269,258	$33,177,796

Shares outstanding (unlimited shares authorized, no par value)
Class S	3,840,881	5,042,927	3,141,729
Class C	—	103,712	—
Class A	147,254	342,256	789,143
Net asset value (offering and redemption price per share)
Class S	$16.07	$15.93	$8.47
Class C	$—	$15.14	$—
Class A	$15.49	$15.75	$8.32
Class A maximum offering price (100%/ (100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$16.43	$16.71	$8.83

(a) Includes securities on loan of	$1,094,292	$141,006	$—

The accompanying notes are an integral part of the financial statements.

18	www.iconfunds.com

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2018 (Unaudited)

	ICON Consumer Discretionary Fund	ICON Consumer Staples Fund	ICON Energy Fund
Investment Income
Interest	$951	$218	$4,636
Dividends	129,014	155,477	1,748,566
Foreign taxes withheld	—	—	(11,310)
Income from securities lending, net	8,632	11,867	183,714
Total investment income	138,597	167,562	1,925,606

Expenses
Advisory fees	131,005	71,698	1,072,810
Administration fees	6,547	3,605	53,623
Transfer agent fees	21,719	39,886	272,193
Distribution fees:
Class C	—	—	31,456
Class A	1,641	3,753	9,929
Registration fees	11,204	12,497	21,356
Audit and tax service expense	8,018	8,019	22,632
Fund accounting fees	6,202	3,789	42,831
Trustee fees and expenses	2,995	2,731	26,254
Insurance expense	1,296	1,381	10,846
Custody fees	1,904	1,788	5,492
Printing fees	3,957	3,526	30,214
Interest expense	100	2,227	341
Other expenses	6,999	6,022	45,541
Total expenses before expense reimbursement	203,587	160,922	1,645,518
Expense reimbursement by Adviser due to expense limitation agreement	(1,817)	(48,115)	(4,470)
Net Expenses	201,770	112,807	1,641,048
Net Investment Income/(Loss)	(63,173)	54,755	284,558

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	(965,844)	38,303	(7,523,878)
	(965,844)	38,303	(7,523,878)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(750,878)	(216,298)	(7,405,839)
	(750,878)	(216,298)	(7,405,839)
Net realized and unrealized gain/(loss)	(1,716,722)	(177,995)	(14,929,717)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,779,895)	$(123,240)	$(14,645,159)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	19

ICON Sector Funds	Statements of Operations

Period Ended March 31, 2018 (Unaudited)

	ICON Financial Fund	ICON Healthcare Fund	ICON Industrials Fund
Investment Income
Interest	$635	$1,734	$386
Dividends	384,675	314,187	129,897
Foreign taxes withheld	(2,438)	—	(622)
Income from securities lending, net	12,907	866	12
Total investment income	395,779	316,787	129,673

Expenses
Advisory fees	228,862	398,975	87,129
Administration fees	11,437	19,959	4,352
Transfer agent fees	24,216	69,185	22,171
Distribution fees:
Class A	2,775	4,377	2,253
Registration fees	10,788	12,789	11,925
Audit and tax service expense	8,018	8,015	8,019
Fund accounting fees	10,256	16,744	4,710
Trustee fees and expenses	4,917	9,824	2,078
Insurance expense	2,032	4,385	888
Custody fees	2,004	3,453	1,531
Printing fees	4,916	9,017	3,620
Interest expense	19	474	73
Other expenses	10,123	18,156	5,436
Total expenses before expense reimbursement	320,363	575,353	154,185
Expense reimbursement by Adviser due to expense limitation agreement	(2,249)	(2,003)	(21,245)
Net Expenses	318,114	573,350	132,940
Net Investment Income/(Loss)	77,665	(256,563)	(3,267)

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	1,308,362	(250,164)	672,784
	1,308,362	(250,164)	672,784
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	2,161,401	(1,513,138)	(867,914)
	2,161,401	(1,513,138)	(867,914)
Net realized and unrealized gain/(loss)	3,469,763	(1,763,302)	(195,130)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,547,428	$(2,019,865)	$(198,397)

The accompanying notes are an integral part of the financial statements.

20	www.iconfunds.com

ICON Sector Funds	Statements of Operations
Period Ended March 31, 2018 (Unaudited)

	ICON Information Technology Fund	ICON Natural Resources Fund	ICON Utilities Fund
Investment Income
Interest	$910	$2,163	$260
Dividends	214,539	987,020	723,692
Foreign taxes withheld	—	(95,529)	(12,832)
Income from securities lending, net	2,387	2,979	1,010
Other income	—	150	—
Total investment income	217,836	896,783	712,130

Expenses
Advisory fees	348,734	429,398	192,132
Administration fees	17,434	21,451	9,610
Transfer agent fees	42,795	86,419	43,257
Distribution fees:
Class C	—	8,502	—
Class A	3,206	6,838	9,201
Registration fees	13,353	17,279	13,385
Audit and tax service expense	8,018	8,015	8,019
Fund accounting fees	14,868	18,937	8,518
Trustee fees and expenses	8,325	8,894	5,209
Insurance expense	3,478	3,549	2,279
Custody fees	3,110	3,192	2,620
Printing fees	7,266	10,333	6,218
Interest expense	483	—	523
Recoupment of previously reimbursed expenses	—	24,604	—
Other expenses	15,546	17,099	10,565
Total expenses before expense reimbursement	486,616	664,510	311,536
Expense reimbursement by Adviser due to expense limitation agreement	(2,683)	(4,649)	(67,781)
Net Expenses	483,933	659,861	243,755
Net Investment Income/(Loss)	(266,097)	236,922	468,375

Realized and Unrealized Gain/(Loss)
Net realized gain/(loss) on:
Investments and foreign currency translations	5,996,003	6,080,484	(1,212,858)
	5,996,003	6,080,484	(1,212,858)
Change in unrealized net appreciation/(depreciation) on:
Investments and foreign currency	(2,217,813)	(2,251,848)	(77,979)
	(2,217,813)	(2,251,848)	(77,979)
Net realized and unrealized gain/(loss)	3,778,190	3,828,636	(1,290,837)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,512,093	$4,065,558	$(822,462)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	21

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund		ICON Consumer Staples Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$(63,173)	$(155,209)	$54,755	$57,811
Net realized gain/(loss)	(965,844)	1,102,738	38,303	1,494,029
Change in net unrealized appreciation/(depreciation)	(750,878)	2,370,464	(216,298)	(51,630)
Net increase/(decrease) in net assets resulting from operations	(1,779,895)	3,317,993	(123,240)	1,500,210

Dividends and Distributions to Shareholders
Net investment income
Class S	—	—	(7,627)	(73,624)
Class A	—	—	(2,158)	(7,526)
Net realized gains
Class S	(897,131)	(2,138,950)	(815,295)	(3,218,507)
Class A	(49,825)	(116,512)	(330,540)	(543,760)
Net decrease from dividends and distributions	(946,956)	(2,255,462)	(1,155,620)	(3,843,417)

Fund Share Transactions
Shares sold
Class S	3,557,532	9,497,500	2,489,751	11,907,619
Class A	21,375	246,883	1,307,080	2,671,835
Reinvested dividends and distributions
Class S	890,044	2,120,009	813,554	3,170,250
Class A	45,382	100,528	281,512	405,750
Shares repurchased
Class S	(4,861,676)	(25,345,622)	(20,248,586)	(20,882,818)
Class A	(334,395)	(1,272,734)	(1,023,381)	(7,594,959)
Net decrease from fund share transactions	(681,738)	(14,653,436)	(16,380,070)	(10,322,323)

Total net decrease in net assets	(3,408,589)	(13,590,905)	(17,658,930)	(12,665,530)

Net Assets
Beginning of period	26,039,856	39,630,761	27,542,567	40,208,097
End of period	$22,631,267	$26,039,856	$9,883,637	$27,542,567

Accumulated undistributed net investment income/(loss)	$(63,173)	$—	$54,753	$9,783

Transactions in Fund Shares
Shares sold
Class S	259,377	681,550	338,804	1,568,687
Class A	1,669	18,527	199,261	359,812
Issued to shareholders in reinvestment of distributions
Class S	62,768	155,218	117,058	450,960
Class A	3,357	7,662	40,681	57,882
Shares repurchased
Class S	(361,908)	(1,827,935)	(2,749,271)	(2,764,087)
Class A	(25,097)	(97,189)	(143,244)	(1,004,810)
Net decrease	(59,834)	(1,062,167)	(2,196,711)	(1,331,556)
Shares outstanding, beginning of period	1,869,181	2,931,348	3,707,747	5,039,303
Shares outstanding, end of period	1,809,347	1,869,181	1,511,036	3,707,747

The accompanying notes are an integral part of the financial statements.

22	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Energy Fund		ICON Financial Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$284,558	$1,268,204	$77,665	$118,093
Net realized gain/(loss)	(7,523,878)	(10,044,040)	1,308,362	4,547,025
Change in net unrealized appreciation/(depreciation)	(7,405,839)	4,187,058	2,161,401	8,265,316
Net increase/(decrease) in net assets resulting from operations	(14,645,159)	(4,588,778)	3,547,428	12,930,434

Dividends and Distributions to Shareholders
Net investment income
Class S	(3,237,108)	(1,879,265)	(92,213)	(509,224)
Class C	(89,725)	(30,917)	—	—
Class A	(119,376)	(67,792)	(2,629)	(21,428)
Net decrease from dividends and distributions	(3,446,209)	(1,977,974)	(94,842)	(530,652)

Fund Share Transactions
Shares sold
Class S	9,040,463	46,169,160	5,981,647	8,827,182
Class C	191,175	443,280	—	—
Class A	901,842	1,527,261	478,168	1,061,317
Reinvested dividends and distributions
Class S	3,129,585	1,809,660	90,005	500,838
Class C	77,225	26,876	—	—
Class A	82,657	51,520	2,397	18,938
Shares repurchased
Class S	(46,984,189)	(146,633,212)	(4,908,369)	(25,448,695)
Class C	(1,894,590)	(3,069,723)	—	—
Class A	(2,594,786)	(6,674,244)	(504,180)	(2,063,563)
Net increase/(decrease) from fund share transactions	(38,050,618)	(106,349,422)	1,139,668	(17,103,983)

Total net increase/(decrease) in net assets	(56,141,986)	(112,916,174)	4,592,254	(4,704,201)

Net Assets
Beginning of period	239,352,371	352,268,545	41,191,173	45,895,374
End of period	$183,210,385	$239,352,371	$45,783,427	$41,191,173

Accumulated undistributed net investment income/(loss)	$(1,159,925)	$2,001,726	$57,659	$74,836

Transactions in Fund Shares
Shares sold
Class S	725,821	3,633,098	570,370	997,694
Class C	16,178	35,320	—	—
Class A	75,788	120,649	42,690	116,684
Issued to shareholders in reinvestment of distributions
Class S	251,574	137,774	8,357	54,796
Class C	6,533	2,223	—	—
Class A	6,692	3,966	222	2,061
Shares repurchased
Class S	(3,807,358)	(11,866,130)	(459,783)	(2,780,941)
Class C	(161,876)	(256,061)	—	—
Class A	(212,099)	(538,667)	(46,048)	(236,075)
Net increase/(decrease)	(3,098,747)	(8,727,828)	115,808	(1,845,781)
Shares outstanding, beginning of period	19,141,326	27,869,154	4,137,919	5,983,700
Shares outstanding, end of period	16,042,579	19,141,326	4,253,727	4,137,919

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	23

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Healthcare Fund		ICON Industrials Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$(256,563)	$(295,023)	$(3,267)	$(76,821)
Net realized gain/(loss)	(250,164)	2,483,501	672,784	3,708,253
Change in net unrealized appreciation/(depreciation)	(1,513,138)	7,387,024	(867,914)	196,291
Net increase/(decrease) in net assets resulting from operations	(2,019,865)	9,575,502	(198,397)	3,827,723

Dividends and Distributions to Shareholders
Net realized gains
Class S	(1,986,286)	(1,138,922)	—	—
Class A	(90,235)	(76,949)	—	—
Net decrease from dividends and distributions	(2,076,521)	(1,215,871)	—	—

Fund Share Transactions
Shares sold
Class S	3,409,798	22,175,488	3,766,017	15,170,976
Class A	67,430	1,114,090	144,895	3,385,400
Reinvested dividends and distributions
Class S	1,910,895	1,092,964	—	—
Class A	81,619	69,063	—	—
Shares repurchased
Class S	(18,993,367)	(24,240,347)	(4,213,575)	(27,048,093)
Class A	(912,800)	(2,487,427)	(1,262,648)	(2,403,341)
Net decrease from fund share transactions	(14,436,425)	(2,276,169)	(1,565,311)	(10,895,058)

Total net increase/(decrease) in net assets	(18,532,811)	6,083,462	(1,763,708)	(7,067,335)

Net Assets
Beginning of period	87,222,421	81,138,959	17,887,532	24,954,867
End of period	$68,689,610	$87,222,421	$16,123,824	$17,887,532

Accumulated undistributed net investment income/(loss)	$(256,563)	$—	$(39,666)	$(36,399)

Transactions in Fund Shares
Shares sold
Class S	202,260	1,440,106	247,596	1,120,214
Class A	4,230	74,903	9,833	250,786
Issued to shareholders in reinvestment of distributions
Class S	116,648	73,403	—	—
Class A	5,202	4,823	—	—
Shares repurchased
Class S	(1,133,903)	(1,557,432)	(281,103)	(2,039,881)
Class A	(57,224)	(166,432)	(83,469)	(170,333)
Net decrease	(862,787)	(130,629)	(107,143)	(839,214)
Shares outstanding, beginning of period	5,148,671	5,279,300	1,196,550	2,035,764
Shares outstanding, end of period	4,285,884	5,148,671	1,089,407	1,196,550

The accompanying notes are an integral part of the financial statements.

24	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$(266,097)	$(348,460)	$236,922	$27,777
Net realized gain/(loss)	5,996,003	14,152,932	6,080,484	6,414,936
Change in net unrealized appreciation/(depreciation)	(2,217,813)	1,556,770	(2,251,848)	7,243,434
Net increase/(decrease) in net assets resulting from operations	3,512,093	15,361,242	4,065,558	13,686,147

Dividends and Distributions to Shareholders
Net investment income
Class S	(271,418)	—	—	(388,278)
Class C	—	—	—	(5,892)
Class A	(467)	—	—	(22,709)
Net realized gains
Class S	(13,017,409)	(8,893,473)	(926,151)	—
Class C	—	—	(20,983)	—
Class A	(488,196)	(461,260)	(64,170)	—
Net decrease from dividends and distributions	(13,777,490)	(9,354,733)	(1,011,304)	(416,879)

Fund Share Transactions
Shares sold
Class S	4,020,616	28,195,461	19,349,674	23,396,295
Class C	—	—	187,875	537,226
Class A	280,455	801,128	710,565	3,523,369
Reinvested dividends and distributions
Class S	12,849,470	8,699,541	896,662	378,212
Class C	—	—	19,514	5,266
Class A	431,663	403,556	54,020	19,756
Shares repurchased
Class S	(16,508,564)	(20,398,791)	(12,167,586)	(32,337,540)
Class C	—	—	(450,553)	(496,670)
Class A	(906,893)	(1,206,856)	(1,214,691)	(3,138,040)
Net increase/(decrease) from fund share transactions	166,747	16,494,039	7,385,480	(8,112,126)

Total net increase/(decrease) in net assets	(10,098,650)	22,500,548	10,439,734	5,157,142

Net Assets
Beginning of period	74,084,390	51,583,842	76,829,524	71,672,382
End of period	$63,985,740	$74,084,390	$87,269,258	$76,829,524

Accumulated undistributed net investment income/(loss)	$(703,143)	$(165,161)	$236,922	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	25

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Information Technology Fund		ICON Natural Resources Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Transactions in Fund Shares
Shares sold
Class S	227,637	1,640,887	1,216,598	1,669,498
Class C	—	—	12,247	39,885
Class A	16,177	48,922	44,198	251,811
Issued to shareholders in reinvestment of distributions
Class S	798,104	574,606	57,149	27,073
Class C	—	—	1,304	391
Class A	27,778	27,453	3,481	1,425
Shares repurchased
Class S	(906,723)	(1,219,807)	(762,372)	(2,294,834)
Class C	—	—	(29,689)	(36,440)
Class A	(49,595)	(73,420)	(76,414)	(231,822)
Net increase/(decrease)	113,378	998,641	466,502	(573,013)
Shares outstanding, beginning of period	3,874,757	2,876,116	5,022,393	5,595,406
Shares outstanding, end of period	3,988,135	3,874,757	5,488,895	5,022,393

The accompanying notes are an integral part of the financial statements.

26	www.iconfunds.com

ICON Sector Funds	Statements of Changes in Net Assets

	ICON Utilities Fund
	Period Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations
Net investment income/(loss)	$468,375	$1,419,409
Net realized gain/(loss)	(1,212,858)	2,393,910
Change in net unrealized appreciation/(depreciation)	(77,979)	556,216
Net increase/(decrease) in net assets resulting from operations	(822,462)	4,369,535

Dividends and Distributions to Shareholders
Net investment income
Class S	(531,924)	(1,153,157)
Class A	(117,970)	(256,453)
Net realized gains
Class S	(1,706,037)	(3,388,000)
Class A	(394,368)	(880,434)
Net decrease from dividends and distributions	(2,750,299)	(5,678,044)

Fund Share Transactions
Shares sold
Class S	2,982,819	17,370,144
Class A	322,436	2,115,878
Reinvested dividends and distributions
Class S	2,174,851	4,286,520
Class A	287,137	729,618
Shares repurchased
Class S	(11,452,473)	(28,830,643)
Class A	(1,673,988)	(9,984,766)
Net decrease from fund share transactions	(7,359,218)	(14,313,249)

Total net decrease in net assets	(10,931,979)	(15,621,758)

Net Assets
Beginning of period	44,109,775	59,731,533
End of period	$33,177,796	$44,109,775

Accumulated undistributed net investment income/(loss)	$44,433	$225,952

Transactions in Fund Shares
Shares sold
Class S	332,906	1,896,662
Class A	37,415	234,414
Issued to shareholders in reinvestment of distributions
Class S	249,472	482,202
Class A	33,501	83,540
Shares repurchased
Class S	(1,296,041)	(3,147,439)
Class A	(189,093)	(1,107,673)
Net decrease	(831,840)	(1,558,294)
Shares outstanding, beginning of period	4,762,712	6,321,006
Shares outstanding, end of period	3,930,872	4,762,712

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	27

ICON Consumer Discretionary Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$13.97		$13.55	$14.27	$15.55	$14.50	$11.82
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.03)		(0.06)	(0.03)	(0.07)	(0.07)	(0.03)
Net realized and unrealized gains/(losses) on investments	(0.90)		1.25	0.65	1.03	1.12	2.73
Total from investment operations	(0.93)		1.19	0.62	0.96	1.05	2.70

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	(0.50)		(0.77)	(1.34)	(2.24)	—	—
Total dividends and distributions	(0.50)		(0.77)	(1.34)	(2.24)	—	(0.02)

Net asset value, end of period	$12.54		$13.97	$13.55	$14.27	$15.55	$14.50

Total Return	(7.05	)%(c)	8.93%	4.49%	5.80%	7.24%	22.91%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$21,553		$24,566	$37,263	$44,913	$55,476	$39,883

Ratio of expenses to average net assets
Before expense limitation	1.52	%(d)	1.46%	1.42%	1.43%	1.46%	1.38%
After expense limitation(e)	1.52	%(d)	1.46%	1.42%	1.43%	1.46%	1.38%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.46	)%(d)	(0.43)%	(0.22)%	(0.44)%	(0.47)%	(0.21)%
After expense limitation(e)	(0.46	)%(d)	(0.43)%	(0.22)%	(0.44)%	(0.47)%	(0.21)%
Portfolio turnover rate	74	%(c)	152%	158%	201%	202%	87%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
28	www.iconfunds.com

ICON Consumer Discretionary Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$13.36		$13.06	$13.88	$15.24	$14.25	$11.65
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.06)		(0.13)	(0.10)	(0.14)	(0.12)	(0.09)
Net realized and unrealized gains/(losses) on investments	(0.86)		1.20	0.62	1.02	1.11	2.69
Total from investment operations	(0.92)		1.07	0.52	0.88	0.99	2.60

Less dividends and distributions:
Distributions from net realized gains	(0.50)		(0.77)	(1.34)	(2.24)	—	—
Total dividends and distributions	(0.50)		(0.77)	(1.34)	(2.24)	—	—

Net asset value, end of period	$11.94		$13.36	$13.06	$13.88	$15.24	$14.25

Total Return(d)	(7.31	)%(e)	8.32%	3.86%	5.34%	6.95%	22.42%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,078		$1,474	$2,368	$2,999	$2,492	$4,699

Ratio of expenses to average net assets
Before expense limitation	2.27	%(f)	2.22%	2.13%	1.91%	1.76%	1.78%
After expense limitation(g)	1.99	%(f)	1.99%	1.99%	1.91%	1.76%	1.78%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.22	)%(f)	(1.20)%	(0.92)%	(0.97)%	(0.80)%	(0.66)%
After expense limitation(g)	(0.94	)%(f)	(0.97)%	(0.78)%	(0.97)%	(0.80)%	(0.66)%
Portfolio turnover rate	74	%(e)	152%	158%	201%	202%	87%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	29

ICON Consumer Staples Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$7.43		$7.98	$9.20		$11.55	$11.18	$10.20
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.03		0.02	0.02		0.04	0.11	0.21
Net realized and unrealized gains/(losses) on investments	(0.06)		0.41	0.96		0.98	1.31	0.98
Total from investment operations	(0.03)		0.43	0.98		1.02	1.42	1.19

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.00	)(c)	(0.22)	(0.03)	(0.21)
Distributions from net realized gains	(0.83)		(0.96)	(2.20)		(3.15)	(1.02)	—
Total dividends and distributions	(0.84)		(0.98)	(2.20)		(3.37)	(1.05)	(0.21)

Net asset value, end of period	$6.56		$7.43	$7.98		$9.20	$11.55	$11.18

Total Return	(1.00	)%(d)	6.15%	12.09%		8.66%	13.32%	11.75%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,193		$24,069	$31,799		$8,651	$25,731	$33,813

Ratio of expenses to average net assets
Before expense limitation	2.25	%(e)	1.70%	1.74%		1.87%	1.45%	1.51%
After expense limitation(f)	1.53	%(e)	1.50%	1.51%		1.51%	1.45%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.06	%(e)	0.04%	0.00	%(g)	(0.01)%	0.94%	1.92%
After expense limitation(f)	0.78	%(e)	0.24%	0.23%		0.35%	0.94%	1.92%
Portfolio turnover rate	33	%(d)	118%	125%		16%	52%	91%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(g)	Less than 0.005% of average net assets.

The accompanying notes are an integral part of the financial statements.
30	www.iconfunds.com

ICON Consumer Staples Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016		Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$7.40		$7.96	$9.19		$11.58	$11.23	$10.24
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.03		(0.01)	(0.00	)(d)	0.02	0.07	0.14
Net realized and unrealized gains/(losses) on investments	(0.07)		0.42	0.97		0.97	1.32	1.03
Total from investment operations	(0.04)		0.41	0.97		0.99	1.39	1.17

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.01)	(0.00	)(d)	(0.23)	(0.02)	(0.18)
Distributions from net realized gains	(0.83)		(0.96)	(2.20)		(3.15)	(1.02)	—
Total dividends and distributions	(0.84)		(0.97)	(2.20)		(3.38)	(1.04)	(0.18)

Net asset value, end of period	$6.52		$7.40	$7.96		$9.19	$11.58	$11.23

Total Return(e)	(1.19	)%(f)	5.91%	11.93%		8.32%	12.99%	11.52%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,690		$3,473	$8,409		$3,602	$2,740	$2,744

Ratio of expenses to average net assets
Before expense limitation	2.31	%(g)	1.97%	1.97%		2.12%	2.04%	1.84%
After expense limitation(h)	1.78	%(g)	1.75%	1.76%		1.76%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.20	%(g)	(0.30)%	(0.23)%		(0.15)%	0.35%	1.20%
After expense limitation(h)	0.73	%(g)	(0.08)%	(0.02)%		0.21%	0.64%	1.29%
Portfolio turnover rate	33	%(f)	118%	125%		16%	52%	91%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Amount less than $(0.005).

(e)	The total return calculation excludes any sales charges.
(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	31

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$12.53		$12.66	$11.17	$22.30	$22.59	$19.18
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.02		0.06	0.24	0.11	0.11	0.18
Net realized and unrealized gains/(losses) on investments	(0.91)		(0.11)	1.36	(7.42)	0.33	3.51
Total from investment operations	(0.89)		(0.05)	1.60	(7.31)	0.44	3.69

Less dividends and distributions:
Dividends from net investment income	(0.20)		(0.08)	(0.11)	(0.09)	(0.06)	(0.28)
Distributions from net realized gains	—		—	—	(3.73)	(0.67)	—
Total dividends and distributions	(0.20)		(0.08)	(0.11)	(3.82)	(0.73)	(0.28)

Net asset value, end of period	$11.44		$12.53	$12.66	$11.17	$22.30	$22.59

Total Return	(7.25	)%(c)	(0.44)%	14.55%	(36.37)%	1.92%	19.55%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$171,017		$222,707	$327,497	$320,486	$615,541	$659,581

Ratio of expenses to average net assets
Before expense limitation	1.49	%(d)	1.41%	1.44%	1.42%	1.28%	1.29%
After expense limitation(e)	1.49	%(d)	1.41%	1.44%	1.42%	1.28%	1.29%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.30	%(d)	0.46%	2.04%	0.74%	0.46%	0.85%
After expense limitation(e)	0.30	%(d)	0.46%	2.04%	0.74%	0.46%	0.85%
Portfolio turnover rate	31	%(c)	74%	99%	154%	97%	88%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
32	www.iconfunds.com

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$11.92		$12.14	$10.77	$21.74	$22.21	$18.87
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.04)		(0.07)	0.11	(0.04)	(0.15)	(0.05)
Net realized and unrealized gains/(losses) on investments	(0.86)		(0.11)	1.31	(7.20)	0.35	3.48
Total from investment operations	(0.90)		(0.18)	1.42	(7.24)	0.20	3.43

Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.04)	(0.05)	—	—	(0.09)
Distributions from net realized gains	—		—	—	(3.73)	(0.67)	—
Total dividends and distributions	(0.17)		(0.04)	(0.05)	(3.73)	(0.67)	(0.09)

Net asset value, end of period	$10.85		$11.92	$12.14	$10.77	$21.74	$22.21

Total Return(c)	(7.70	)%(d)	(1.46)%	13.31%	(36.99)%	0.83%	18.30%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,166		$7,333	$10,124	$9,972	$17,170	$14,691

Ratio of expenses to average net assets
Before expense limitation	2.58	%(e)	2.47%	2.49%	2.43%	2.38%	2.35%
After expense limitation(f)	2.50	%(e)	2.47%	2.49%	2.43%	2.38%	2.35%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.77	)%(e)	(0.61)%	0.99%	(0.26)%	(0.65)%	(0.25)%
After expense limitation(f)	(0.69	)%(e)	(0.61)%	0.99%	(0.26)%	(0.65)%	(0.25)%
Portfolio turnover rate	31	%(d)	74%	99%	154%	97%	88%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	The total return calculation excludes any sales charges.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	33

ICON Energy Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$12.44		$12.60	$11.11	$22.20	$22.50	$19.12
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.00	(c)	0.02	0.21	0.07	0.04	0.11
Net realized and unrealized gains/(losses) on investments	(0.89)		(0.11)	1.35	(7.39)	0.35	3.51
Total from investment operations	(0.89)		(0.09)	1.56	(7.32)	0.39	3.62

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.07)	(0.07)	(0.04)	(0.02)	(0.24)
Distributions from net realized gains	—		—	—	(3.73)	(0.67)	—
Total dividends and distributions	(0.19)		(0.07)	(0.07)	(3.77)	(0.69)	(0.24)

Net asset value, end of period	$11.36		$12.44	$12.60	$11.11	$22.20	$22.50

Total Return(d)	(7.29	)%(e)	(0.76)%	14.19%	(36.55)%	1.67%	19.21%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$7,027		$9,312	$14,648	$14,588	$26,695	$26,170

Ratio of expenses to average net assets
Before expense limitation	1.80	%(f)	1.72%	1.73%	1.66%	1.55%	1.61%
After expense limitation(g)	1.75	%(f)	1.72%	1.73%	1.66%	1.55%	1.61%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.01	%(f)	0.15%	1.77%	0.50%	0.19%	0.51%
After expense limitation(g)	0.06	%(f)	0.15%	1.77%	0.50%	0.19%	0.51%
Portfolio turnover rate	31	%(e)	74%	99%	154%	97%	88%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $0.005.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
34	www.iconfunds.com

ICON Financial Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$9.95		$7.67	$7.74	$7.83	$7.47	$6.04
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.02		0.03	0.08	0.04	0.00 (c)	0.04
Net realized and unrealized gains/(losses) on investments	0.81		2.34	(0.15)	(0.08)	0.54	1.44
Total from investment operations	0.83		2.37	(0.07)	(0.04)	0.54	1.48

Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.09)	—	(0.05)	(0.18)	(0.05)
Total dividends and distributions	(0.02)		(0.09)	—	(0.05)	(0.18)	(0.05)

Net asset value, end of period	$10.76		$9.95	$7.67	$7.74	$7.83	$7.47

Total Return	8.37	%(d)	30.96%	(0.90)%	(0.55)%	7.27%	24.68%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$43,528		$39,072	$43,354	$49,106	$32,286	$11,853

Ratio of expenses to average net assets
Before expense limitation	1.37	%(e)	1.40%	1.40%	1.49%	1.64%	1.47%
After expense limitation(f)	1.37	%(e)	1.40%	1.40%	1.49%	1.50%	1.47%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.36	%(e)	0.28%	1.00%	0.52%	(0.20)%	0.65%
After expense limitation(f)	0.36	%(e)	0.28%	1.00%	0.52%	(0.06)%	0.65%
Portfolio turnover rate	18	%(d)	68%	49%	51%	79%	95%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $0.005.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | March 31, 2018	35

ICON Financial Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$9.99		$7.71	$7.82	$7.89	$7.37	$5.99
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.00	)(d)	(0.01)	0.05	0.02	(0.02)	0.06
Net realized and unrealized gains/(losses) on investments	0.81		2.37	(0.16)	(0.07)	0.54	1.38
Total from investment operations	0.81		2.36	(0.11)	(0.05)	0.52	1.44

Less dividends and distributions:
Dividends from net investment income	(0.01)		(0.08)	—	(0.02)	—	(0.06)
Total dividends and distributions	(0.01)		(0.08)	—	(0.02)	—	(0.06)

Net asset value, end of period	$10.79		$9.99	$7.71	$7.82	$7.89	$7.37

Total Return(e)	8.14	%(f)	30.68%	(1.41)%	(0.69)%	7.20%	24.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,256		$2,119	$2,542	$1,974	$541	$936

Ratio of expenses to average net assets
Before expense limitation	1.95	%(g)	2.05%	2.12%	2.19%	2.35%	1.88%
After expense limitation(h)	1.75	%(g)	1.75%	1.75%	1.75%	1.75%	1.76%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.22	)%(g)	(0.37)%	0.26%	(0.15)%	(0.86)%	0.82%
After expense limitation(h)	(0.02	)%(g)	(0.07)%	0.63%	0.29%	(0.26)%	0.94%
Portfolio turnover rate	18	%(f)	68%	49%	51%	79%	95%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Amount less than $(0.005).

(e)	The total return calculation excludes any sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

36	www.iconfunds.com

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$16.97		$15.40	$17.83	$22.42	$22.17	$17.56
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.05)		(0.05)	(0.04)	(0.09)	(0.11)	0.03
Net realized and unrealized gains/(losses) on investments	(0.44)		1.86	1.54	1.02	6.18	4.75
Total from investment operations	(0.49)		1.81	1.50	0.93	6.07	4.78

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	(0.03)	(0.17)
Distributions from net realized gains	(0.42)		(0.24)	(3.93)	(5.52)	(5.79)	—
Total dividends and distributions	(0.42)		(0.24)	(3.93)	(5.52)	(5.82)	(0.17)

Net asset value, end of period	$16.06		$16.97	$15.40	$17.83	$22.42	$22.17

Total Return	(2.95	)%(c)	11.94%	9.44%	2.55%	32.27%	27.48%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$65,661		$83,234	$76,218	$95,109	$148,261	$92,171

Ratio of expenses to average net assets
Before expense limitation	1.42	%(d)	1.41%	1.44%	1.36%	1.36%	1.39%
After expense limitation(e)	1.42	%(d)	1.41%	1.44%	1.36%	1.36%	1.39%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.63	)%(d)	(0.33)%	(0.26)%	(0.45)%	(0.53)%	0.13%
After expense limitation(e)	(0.63	)%(d)	(0.33)%	(0.26)%	(0.45)%	(0.53)%	0.13%
Portfolio turnover rate	26	%(c)	174%	107%	141%	188%	112%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	37

ICON Healthcare Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$16.29		$14.84	$17.37	$22.01	$21.92	$17.42
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.08)		(0.10)	(0.09)	(0.14)	(0.14)	(0.03)
Net realized and unrealized gains/(losses) on investments	(0.42)		1.79	1.49	1.02	6.03	4.69
Total from investment operations	(0.50)		1.69	1.40	0.88	5.89	4.66

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	(0.01)	(0.16)
Distributions from net realized gains	(0.42)		(0.24)	(3.93)	(5.52)	(5.79)	—
Total dividends and distributions	(0.42)		(0.24)	(3.93)	(5.52)	(5.80)	(0.16)

Net asset value, end of period	$15.37		$16.29	$14.84	$17.37	$22.01	$21.92

Total Return(d)	(3.13	)%(e)	11.58%	9.03%	2.33%	31.72%	26.95%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,029		$3,989	$4,921	$15,317	$10,878	$3,748

Ratio of expenses to average net assets
Before expense limitation	1.86	%(f)	1.86%	1.79%	1.62%	1.62%	1.69%
After expense limitation(g)	1.75	%(f)	1.75%	1.75%	1.62%	1.62%	1.69%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.08	)%(f)	(0.78)%	(0.63)%	(0.69)%	(0.66)%	(0.15)%
After expense limitation(g)	(0.97	)%(f)	(0.67)%	(0.59)%	(0.69)%	(0.66)%	(0.15)%
Portfolio turnover rate	26	%(e)	174%	107%	141%	188%	112%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	The total return calculation excludes any sales charges.

(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

38	www.iconfunds.com

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$14.97		$12.26	$10.94	$11.67	$10.56	$8.26
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.00	)(c)	(0.04)	(0.02)	0.01	0.01	0.06
Net realized and unrealized gains/(losses) on investments	(0.15)		2.75	1.34	(0.73)	1.16	2.35
Total from investment operations	(0.15)		2.71	1.32	(0.72)	1.17	2.41

Less dividends and distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.06)	(0.11)
Total dividends and distributions	—		—	—	(0.01)	(0.06)	(0.11)

Net asset value, end of period	$14.82		$14.97	$12.26	$10.94	$11.67	$10.56

Total Return	(1.00	)%(d)	22.10%	12.07%	(6.15)%	11.14%	29.52%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,823		$15,482	$23,957	$14,251	$35,883	$34,409

Ratio of expenses to average net assets
Before expense limitation	1.71	%(e)	1.69%	1.73%	1.53%	1.41%	1.46%
After expense limitation(f)	1.50	%(e)	1.51%	1.50%	1.50%	1.41%	1.46%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.22	)%(e)	(0.50)%	(0.37)%	0.07%	0.07%	0.60%
After expense limitation(f)	(0.01	)%(e)	(0.32)%	(0.14)%	0.10%	0.07%	0.60%
Portfolio turnover rate	59	%(d)	75%	87%	23%	30%	46%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Amount less than $(0.005).

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	39

ICON Industrials Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$14.79		$12.14	$10.86	$11.58	$10.45	$8.10
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.02)		(0.07)	(0.04)	(0.02)	(0.03)	0.00 (d)
Net realized and unrealized gains/(losses) on investments	(0.16)		2.72	1.32	(0.70)	1.16	2.36
Total from investment operations	(0.18)		2.65	1.28	(0.72)	1.13	2.36

Less dividends and distributions:
Dividends from net investment income	—		—	—	—	—	(0.01)
Total dividends and distributions	—		—	—	—	—	(0.01)

Net asset value, end of period	$14.61		$14.79	$12.14	$10.86	$11.58	$10.45

Total Return(e)	(1.22	)%(f)	21.83%	11.79%	(6.22)%	10.81%	29.20%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,301		$2,406	$998	$596	$298	$4,322

Ratio of expenses to average net assets
Before expense limitation	2.30	%(g)	2.05%	2.96%	2.67%	2.02%	2.09%
After expense limitation(h)	1.75	%(g)	1.76%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.83	)%(g)	(0.79)%	(1.59)%	(1.11)%	(0.56)%	(0.32)%
After expense limitation(h)	(0.28	)%(g)	(0.50)%	(0.38)%	(0.19)%	(0.29)%	0.02%
Portfolio turnover rate	59	%(f)	75%	87%	23%	30%	46%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Amount less than $0.005.

(e)	The total return calculation excludes any sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

40	www.iconfunds.com

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$19.14		$17.96	$14.95	$13.55	$11.44	$10.72
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	(0.07)		(0.10)	(0.07)	(0.09)	(0.07)	(0.02)
Net realized and unrealized gains/(losses) on investments	0.94		4.53	3.08	1.49	2.18	0.74
Total from investment operations	0.87		4.43	3.01	1.40	2.11	0.72

Less dividends and distributions:
Dividends from net investment income	(0.08)		—	—	—	—	—
Distributions from net realized gains	(3.86)		(3.25)	—	—	—	—
Total dividends and distributions	(3.94)		(3.25)	—	—	—	—

Net asset value, end of period	$16.07		$19.14	$17.96	$14.95	$13.55	$11.44

Total Return	4.53	%(c)	29.46%	20.13%	10.33%	18.44%	6.72%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$61,705		$71,249	$48,953	$45,343	$50,363	$73,851

Ratio of expenses to average net assets
Before expense limitation	1.37	%(d)	1.42%	1.49%	1.44%	1.40%	1.38%
After expense limitation(e)	1.37	%(d)	1.42%	1.49%	1.44%	1.40%	1.38%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.75	)%(d)	(0.58)%	(0.46)%	(0.62)%	(0.56)%	(0.22)%
After expense limitation(e)	(0.75	)%(d)	(0.58)%	(0.46)%	(0.62)%	(0.56)%	(0.22)%
Portfolio turnover rate	49	%(c)	116%	94%	43%	48%	52%

(a)	Calculated using the average shares method.

(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(c)	Not Annualized.

(d)	Annualized.

(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	41

ICON Information Technology Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$18.55		$17.55	$14.65	$13.32	$11.30	$10.65
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.10)		(0.15)	(0.11)	(0.14)	(0.11)	(0.05)
Net realized and unrealized gains/(losses) on investments	0.90		4.40	3.01	1.47	2.13	0.70
Total from investment operations	0.80		4.25	2.90	1.33	2.02	0.65

Less dividends and distributions:
Dividends from net investment income	(0.00	)(d)	—	—	—	—	—
Distributions from net realized gains	(3.86)		(3.25)	—	—	—	—
Total dividends and distributions	(3.86)		(3.25)	—	—	—	—

Net asset value, end of period	$15.49		$18.55	$17.55	$14.65	$13.32	$11.30

Total Return(e)	4.29	%(f)	29.08%	19.80%	9.99%	17.88%	6.10%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,281		$2,836	$2,631	$3,170	$455	$2,330

Ratio of expenses to average net assets
Before expense limitation	1.96	%(g)	2.01%	2.17%	1.90%	1.94%	2.23%
After expense limitation(h)	1.75	%(g)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(1.33	)%(g)	(1.16)%	(1.12)%	(1.07)%	(1.10)%	(0.94)%
After expense limitation(h)	(1.12	)%(g)	(0.90)%	(0.70)%	(0.92)%	(0.91)%	(0.45)%
Portfolio turnover rate	49	%(f)	116%	94%	43%	48%	52%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Amount less than $(0.005).

(e)	The total return calculation excludes any sales charges.

(f)	Not Annualized.

(g)	Annualized.

(h)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

42	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$15.32		$12.82	$11.86	$15.09	$13.43	$11.12
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.05		0.01	0.10	0.04	0.04	0.09
Net realized and unrealized gains/(losses) on investments	0.75		2.56	1.80	(3.23)	1.68	2.40
Total from investment operations	0.80		2.57	1.90	(3.19)	1.72	2.49

Less dividends and distributions:
Dividends from net investment income	—		(0.07)	(0.06)	(0.04)	(0.06)	(0.18)
Distributions from net realized gains	(0.19)		—	(0.88)	—	—	—
Total dividends and distributions	(0.19)		(0.07)	(0.94)	(0.04)	(0.06)	(0.18)

Net asset value, end of period	$15.93		$15.32	$12.82	$11.86	$15.09	$13.43

Total Return	5.24	%(d)	20.13%	17.24%	(21.22)%	12.85%	22.73%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$80,310		$69,444	$65,787	$60,404	$93,610	$65,782

Ratio of expenses to average net assets
Before expense limitation	1.50	%(e)	1.52%	1.59%	1.42%	1.36%	1.45%
After expense limitation(f)	1.50	%(e)	1.50%	1.50%	1.42%	1.36%	1.45%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.59	%(e)	0.06%	0.70%	0.27%	0.26%	0.72%
After expense limitation(f)	0.59	%(e)	0.08%	0.79%	0.27%	0.26%	0.72%
Portfolio turnover rate	68	%(d)	68%	81%	48%	33%	56%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.

(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.

(d)	Not Annualized.

(e)	Annualized.

(f)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	43

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class C	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$14.65		$12.36	$11.51	$14.77	$13.24	$10.94
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	(0.04)		(0.13)	(0.03)	(0.11)	(0.12)	(0.04)
Net realized and unrealized gains/(losses) on investments	0.72		2.47	1.76	(3.15)	1.65	2.38
Total from investment operations	0.68		2.34	1.73	(3.26)	1.53	2.34

Less dividends and distributions:
Dividends from net investment income	—		(0.05)	—	—	—	(0.04)
Distributions from net realized gains	(0.19)		—	(0.88)	—	—	—
Total dividends and distributions	(0.19)		(0.05)	(0.88)	—	—	(0.04)

Net asset value, end of period	$15.14		$14.65	$12.36	$11.51	$14.77	$13.24

Total Return(d)	4.66	%(e)	18.97%	16.11%	(22.07)%	11.56%	21.43%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,570		$1,756	$1,435	$834	$675	$218

Ratio of expenses to average net assets
Before expense limitation	2.73	%(f)	2.85%	3.01%	2.94%	4.17%	4.12%
After expense limitation(g)	2.50	%(f)	2.50%	2.51%	2.50%	2.50%	2.50%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	(0.72	)%(f)	(1.27)%	(0.73)%	(1.22)%	(2.51)%	(1.95)%
After expense limitation(g)	(0.49	)%(f)	(0.92)%	(0.23)%	(0.78)%	(0.84)%	(0.33)%
Portfolio turnover rate	68	%(e)	68%	81%	48%	33%	56%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.
(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

44	www.iconfunds.com

ICON Natural Resources Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017	Year Ended September 30, 2016 (a)	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$15.17		$12.73	$11.75	$14.96	$13.36	$11.07
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.02		(0.03)	0.06	(0.01)	(0.01)	0.05
Net realized and unrealized gains/(losses) on investments	0.75		2.54	1.81	(3.20)	1.67	2.38
Total from investment operations	0.77		2.51	1.87	(3.21)	1.66	2.43

Less dividends and distributions:
Dividends from net investment income	—		(0.07)	(0.01)	—	(0.06)	(0.14)
Distributions from net realized gains	(0.19)		—	(0.88)	—	—	—
Total dividends and distributions	(0.19)		(0.07)	(0.89)	—	(0.06)	(0.14)

Net asset value, end of period	$15.75		$15.17	$12.73	$11.75	$14.96	$13.36

Total Return(d)	5.09	%(e)	19.81%	17.05%	(21.46)%	12.47%	22.24%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$5,389		$5,629	$4,451	$3,078	$8,229	$1,883

Ratio of expenses to average net assets
Before expense limitation	1.85	%(f)	1.91%	2.02%	1.76%	1.72%	2.02%
After expense limitation(g)	1.75	%(f)	1.75%	1.75%	1.75%	1.72%	1.75%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	0.21	%(f)	(0.35)%	0.24%	(0.06)%	(0.07)%	0.17%
After expense limitation(g)	0.31	%(f)	(0.19)%	0.51%	(0.05)%	(0.07)%	0.44%
Portfolio turnover rate	68	%(e)	68%	81%	48%	33%	56%

(a)	Prior to January 22, 2016, the ICON Natural Resources Fund was known as the ICON Materials Fund.
(b)	Calculated using the average shares method.

(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.

(f)	Annualized.

(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	45

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class S	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$9.29		$9.49		$8.03	$7.90	$7.22	$6.81
Income/(loss) from investment operations:
Net investment income/(loss)(a)(b)	0.11		0.27		0.30	0.28	0.22	0.20
Net realized and unrealized gains/(losses) on investments	(0.29)		0.59		1.43	0.11	0.69	0.43
Total from investment operations	(0.18)		0.86		1.73	0.39	0.91	0.63

Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.27)		(0.27)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	(0.48)		(0.79)		—	—	—	—
Total dividends and distributions	(0.64)		(1.06)		(0.27)	(0.26)	(0.23)	(0.22)

Net asset value, end of period	$8.47		$9.29		$9.49	$8.03	$7.90	$7.22

Total Return	(2.05	)%(c)	9.88%		21.74%	4.93%	12.69%	9.25%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$26,609		$35,816		$43,864	$19,107	$17,920	$29,117

Ratio of expenses to average net assets
Before expense limitation	1.58	%(d)	1.54%		1.59%	1.70%	1.52%	1.62%
After expense limitation(e)	1.22	%(d)	1.44	%(f)	1.50%	1.50%	1.50%	1.51%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	2.13	%(d)	2.83%		3.15%	3.12%	2.84%	2.71%
After expense limitation(e)	2.49	%(d)	2.93%		3.24%	3.32%	2.86%	2.81%
Portfolio turnover rate	49	%(c)	160%		168%	243%	107%	121%

(a)	Calculated using the average shares method.
(b)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(f)	Effective July 1, 2017, the annual expense limitation rate changed from 1.50% to 1.22%.

The accompanying notes are an integral part of the financial statements.

46	www.iconfunds.com

ICON Utilities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Class A(a)	Period Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Net asset value, beginning of period	$9.14		$9.35		$7.92	$7.81	$7.14	$6.73
Income/(loss) from investment operations:
Net investment income/(loss)(b)(c)	0.10		0.24		0.28	0.26	0.21	0.18
Net realized and unrealized gains/(losses) on investments	(0.30)		0.59		1.40	0.11	0.68	0.42
Total from investment operations	(0.20)		0.83		1.68	0.37	0.89	0.60

Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.25)		(0.25)	(0.26)	(0.22)	(0.19)
Distributions from net realized gains	(0.48)		(0.79)		—	—	—	—
Total dividends and distributions	(0.62)		(1.04)		(0.25)	(0.26)	(0.22)	(0.19)

Net asset value, end of period	$8.32		$9.14		$9.35	$7.92	$7.81	$7.14

Total Return(d)	(2.22	)%(e)	9.63%		21.29%	4.63%	12.44%	8.96%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,569		$8,293		$15,868	$5,679	$2,517	$2,402

Ratio of expenses to average net assets
Before expense limitation	1.78	%(f)	1.84%		1.79%	1.89%	1.81%	1.74%
After expense limitation(g)	1.47	%(f)	1.69	%(h)	1.75%	1.75%	1.75%	1.74%
Ratio of net investment income/(loss) to average net assets
Before expense limitation	1.93	%(f)	2.48%		3.10%	3.04%	2.69%	2.55%
After expense limitation(g)	2.24	%(f)	2.63%		3.14%	3.18%	2.75%	2.55%
Portfolio turnover rate	49	%(e)	160%		168%	243%	107%	121%

(a)	Class C shares were merged into Class A on September 25, 2015. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	The total return calculation excludes any sales charges.
(e)	Not Annualized.

(f)	Annualized.
(g)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense, when applicable.
(h)	Effective July 1, 2017, the annual expense limitation rate changed from 1.75% to 1.47%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | March 31, 2018	47

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

1. ORGANIZATION

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (formerly ICON Materials Fund) (“Natural Resources Fund”) and ICON Utilities Fund (“Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified investment management company. Each Fund offers two classes of shares: Class S and Class A. The Energy Fund and the Natural Resources Fund also offer a Class C share. All classes have equal rights as to earnings, assets, and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds, like all investments in securities, have elements of risk, including risk of loss of principal. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small-and mid-cap investing, including limited product lines, less liquidity and small market share.

The Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry, the Energy Fund has a significant weighting in the Oil & Gas Exploration & Production industry and the Integrated Oil & Gas Industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Biotechnology industry, the Industrials Fund has a significant weighting in the Construction Machinery & Heavy Trucks industry and the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry which may cause the Funds’ performance to be susceptible to the economic, business and/or other developments that may affect those industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

48	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Pricing Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Pricing Committee determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on March 31, 2018:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$21,412,216	$—	$—	$21,412,216
Collateral for Securities on Loan	—	198,510	—	198,510
Total	$21,412,216	$198,510	$—	$21,610,726

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,694,202	$—	$—	$9,694,202
Total	$9,694,202	$—	$—	$9,694,202

Semi-Annual Report | March 31, 2018	49

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$181,461,332	$—	$—	$181,461,332
Put Options Purchased	54,400	—	—	54,400
Collateral for Securities on Loan	—	15,023,763	—	15,023,763
Total	$181,515,732	$15,023,763	$—	$196,539,495

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,199,282	$—	$—	$44,199,282
Collateral for Securities on Loan	—	1,960,950	—	1,960,950
Total	$44,199,282	$1,960,950	$—	$46,160,232

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$67,152,595	$—	$—	$67,152,595
Total	$67,152,595	$—	$—	$67,152,595

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$15,869,586	$—	$—	$15,869,586
Total	$15,869,586	$—	$—	$15,869,586

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$62,426,598	$—	$—	$62,426,598
Collateral for Securities on Loan	—	1,073,500	—	1,073,500
Total	$62,426,598	$1,073,500	$—	$63,500,098

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Construction Materials	$3,247,180	$1,405,392	$—	$4,652,572
Diversified Chemicals	4,820,444	3,346,776	—	8,167,220
Integrated Oil & Gas	1,914,300	15,406,142	—	17,320,442
Oil & Gas Exploration & Production	12,506,974	2,813,309	—	15,320,283
Oil & Gas Refining & Marketing	2,102,250	3,407,660	—	5,509,910
Other	9,453,757	25,792,765	—	35,246,522
Collateral for Securities on Loan	—	148,892	—	148,892
Total	$34,044,905	$52,320,936	$—	$86,365,841

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ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,096,063	$—	$—	$33,096,063
Total	$33,096,063	$—	$—	$33,096,063

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

There were no Level 3 securities held in any of the Funds at March 31, 2018.

For the six months ended March 31, 2018, there was no transfer activity between Level 1, Level 2 or Level 3.

The end of period timing recognition is used for the transfers between levels of each Fund’s assets and liabilities.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the six months ended March 31, 2018 was limited to purchased options.

The Funds may purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the

Semi-Annual Report | March 31, 2018	51

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase or sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or a call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

As of March 31, 2018, the Energy Fund engaged in purchased option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

ICON Energy Fund	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Purchased Options)	Investments, at value	$54,400	N/A	N/A
Total		$54,400		$—

The following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds:

ICON Energy Fund
Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Equity Contracts (Purchased Options)	Net realized gain/(loss) on Investments and foreign currency translations/ Change in unrealized net appreciation/(depreciation) on Investments and foreign currency	$234,618	$11,346
Total		$234,618	$11,346

The average purchased option contracts during the six months ended March 31, 2018, was as follows:

ICON Energy Fund
Derivative Type	Unit of Measurement	Average Contracts+	Days Held
Purchased Options	Contracts	678	61

+	The average is calculated based on the actual number of days with outstanding derivatives.

The Funds value derivatives at fair value, as described above, and recognize changes in fair value currently in the results of operations. Accordingly the Funds do not follow hedge accounting, even for derivatives employed as economic hedges.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Cash collateral is received in exchange for securities on loan in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that

52	www.iconfunds.com

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

generally exceeds the value of the securities on loan. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned by the Funds for the six months ended March 31, 2018, is included in the Statements of Operations.

The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of March 31, 2018:

	Remaining contractual maturity of the lending agreement
	Overnight & Continuous	Up to 30 days	30-90 days	Greater than 90 days	Fair Value	Collateral Received	Excess amount due to / (from) counterparty
Securities Lending Transactions
ICON Consumer Discretionary Fund
Equity Securities	$190,570	$—	$—	$—	$190,570	$190,570	$7,940
ICON Energy Fund
Equity Securities	14,947,323	—	—	—	14,947,323	14,947,323	76,440
ICON Financial Fund
Equity Securities	1,946,792	—	—	—	1,946,792	1,946,792	14,158
ICON Information Technology
Equity Securities	1,094,292	—	—	—	1,094,292	1,073,500	(20,792)
ICON Natural Resources
Equity Securities	141,006	—	—	—	141,006	141,006	7,886

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains. As of and during the six months ended March 31, 2018, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute income and net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforward. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Semi-Annual Report | March 31, 2018	53

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

Below are additional class level expenses for the six months ended March 31, 2018 that are included on the Statements of Operations:

Fund	Printing Fees*	Transfer Agent Fees*	Registration Fees
ICON Consumer Discretionary Fund
Class S	$2,476	$17,179	$8,439
Class A	130	1,857	2,765
ICON Consumer Staples Fund
Class S	2,067	32,469	8,778
Class A	286	4,100	3,719
ICON Energy Fund
Class S	17,563	218,174	13,008
Class C	571	5,369	4,473
Class A	776	7,542	3,875
ICON Financial Fund
Class S	2,543	18,979	7,851
Class A	181	2,066	2,937
ICON Healthcare Fund
Class S	4,513	52,659	9,668
Class A	267	3,015	3,121
ICON Industrials Fund
Class S	2,475	18,189	7,510
Class A	133	1,753	4,415
ICON Information Technology Fund
Class S	3,496	33,310	9,539
Class A	166	2,089	3,814
ICON Natural Resources Fund
Class S	5,681	68,597	10,399
Class C	102	1,135	3,086
Class A	400	6,074	3,794
ICON Utilities Fund
Class S	3,215	32,301	9,288
Class A	730	3,766	4,097

*	Printing and Transfer agent out of pocket fees are a Fund level expense.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees

ICON Advisers, Inc. (“ICON Advisers”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON Advisers receives a monthly management fee that is computed daily at an annual rate of 1.00% on the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Semi-Annual Report | March 31, 2018	55

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON Advisers has contractually agreed to limit its Funds’ expenses (exclusive of brokerage, interest, taxes, dividends on short sales, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

Fund	Class S	Class C	Class A
ICON Consumer Discretionary Fund	1.74%	—	1.99%
ICON Consumer Staples Fund	1.50%	—	1.75%
ICON Energy Fund	1.50%	2.50%	1.75%
ICON Financial Fund	1.50%	—	1.75%
ICON Healthcare Fund	1.50%	—	1.75%
ICON Industrials Fund	1.50%	—	1.75%
ICON Information Technology Fund	1.50%	—	1.75%
ICON Natural Resources Fund	1.50%	2.50%	1.75%
ICON Utilities Fund	1.22%	—	1.47%

The Funds’ expense limitations will continue in effect until at least January 31, 2019. To the extent ICON Advisers reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time these payments are proposed.

As of March 31, 2018, the following amounts were available for recoupment by ICON Advisers based upon their potential expiration dates:

Fund	Expires 2018	Expires 2019	Expires 2020	Expires 2021
ICON Consumer Discretionary Fund	$—	$3,370	$4,198	$1,817
ICON Consumer Staples Fund	24,357	51,650	63,487	48,115
ICON Energy Fund	—	—	—	4,470
ICON Financial Fund	1,477	8,903	6,790	2,249
ICON Healthcare Fund	—	1,898	4,986	2,003
ICON Industrials Fund	4,177	44,625	44,703	21,245
ICON Information Technology Fund	918	8,637	6,814	2,683
ICON Natural Resources Fund	1,585	32,171	26,508	4,649
ICON Utilities Fund	10,689	31,946	57,017	67,781

Accounting, Custody and Transfer Agent Fees

ALPS Fund Services (“ALPS”) serves as the fund accounting agent for the Trust. For its services, the Trust pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

State Street is the custodian of the Trust’s investments. For its services, the Trust pays State Street asset-based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses.

ALPS is the Trust’s transfer agent. For these services, the Trust pays an annual fee plus annual base fee per Fund, per account fees and out-of-pocket expenses.

Administrative Services

The Trust has entered into an administrative services agreement with ICON Advisers pursuant to which ICON Advisers oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Trust’s first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. For the six months ended March 31, 2018, each Fund’s payment for administrative services to ICON Advisers is included on the Statements of Operations. The administrative services agreement provides that ICON Advisers will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON Advisers in the performance of its duties.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

ICON Advisers has a sub-administration agreement, with ALPS, under which ALPS assists ICON Advisers with the administration and business affairs of the Trust. For its services, ICON Advisers pays ALPS a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust.

Distribution Fees

ICON Distributors, Inc. (“IDI” or “Distributor”), a wholly-owned subsidiary of ICON Management and Research and affiliate of ICON Advisers, Inc., serves the Trust as Distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate or reimburse the Distributor for the sale and distribution of shares and for other shareholder services. The shareholders of the Funds pay an annual distribution fee of 1.00% of average daily net assets for Class C shares and an annual distribution fee of 0.25% of average daily net assets for Class A shares. There is no annual distribution fee for Class S shares. The total amount paid by each Fund under the 12b-1 Plan is shown on the Statements of Operations.

Class A Shares are subject to an initial sales charge and the public offering price of Class A shares equals net asset value plus the applicable sales charge, which is a maximum of 5.75%. For the six months ended March 31, 2018, IDI collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries, as follows:

Fund	Sales Charges Collected (Unaudited)
ICON Consumer Discretionary Fund Class A	$100
ICON Consumer Staples Fund Class A	407
ICON Energy Fund Class A	723
ICON Financial Fund Class A	2,352
ICON Healthcare Fund Class A	262
ICON Industrials Fund Class A	192
ICON Information Technology Fund Class A	1,197
ICON Natural Resources Fund Class A	2,340
ICON Utilities Fund Class A	824

In addition, IDI receives a contingent deferred sales charge of 1.00% of the purchase price on redemptions of Class C shares made within one year following the date of purchase. A 1.00% contingent deferred sales charge may also apply to certain redemptions of Class A shares made within one year following the purchase of $1 million or more without an initial sales charge. For the six months ended March 31, 2018, IDI collected the following contingent deferred sales charges:

Fund	Contingent Deferred Sales Charges Collected (Unaudited)
ICON Energy Fund Class C	$190
ICON Natural Resources Fund Class C	40

Other Related Parties

Certain Officers and Directors of ICON Advisers are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The Trust pays a portion of the CCO’s salary and the remaining portion, along with other employee related expenses, is paid by ICON Advisers. For the six months ended March 31, 2018, the total related amounts paid by the Funds under this arrangement are included in Other Expenses on the Statements of Operations.

The Funds may reimburse ICON Advisers for legal work performed for the Funds by its attorneys outside of the advisory and administration contracts. The Board reviews and approves such reimbursements. For the six months ended March 31, 2018, the total related amounts accrued or paid by the Funds under this arrangement was $2,821 and is included in Other Expenses on the Statements of Operations.

The Funds did not engage in cross trades with each other, during the six months ended March 31, 2018, pursuant to Rule 17a-7 under the 1940 Act. Generally, cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds and its affiliates pursuant to Rule 17a-7. At its regularly scheduled meetings, the Board reviews such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a-7 and the Funds’ procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of each Fund.

Semi-Annual Report | March 31, 2018	57

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

4. BORROWINGS

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $50 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of March 31, 2018 was 3.13%. The Line of Credit agreement/arrangement expires on March 19, 2019.

For the six months ended March 31, 2018, the average outstanding loan by Fund was as follows:

Fund	Maximum Borrowing (10/01/17 - 03/31/18)	Average Borrowing (10/01/17 - 03/31/18)^	Average Interest Rates (10/01/17 - 03/31/18)^
ICON Consumer Discretionary Fund*	$1,150,488	$642,715	3.12%
ICON Consumer Staples Fund*	3,387,748	559,575	2.67%
ICON Energy Fund*	2,652,175	606,745	2.66%
ICON Financial Fund*	156,560	55,359	2.49%
ICON Healthcare Fund*	1,984,721	502,207	2.86%
ICON Industrials Fund*	437,192	172,983	2.67%
ICON Information Technology Fund*	937,636	482,240	2.77%
ICON Utilities Fund*	515,104	181,168	2.75%

*	There were no outstanding borrowings under this agreement/arrangement as of March 31, 2018.

^	The average is calculated based on the actual number of days with outstanding borrowings.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) was as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ICON Consumer Discretionary Fund	$18,033,220	$19,187,997
ICON Consumer Staples Fund	4,958,468	22,163,749
ICON Energy Fund	64,428,913	102,007,175
ICON Financial Fund	8,344,383	8,229,004
ICON Healthcare Fund	19,516,328	34,533,556
ICON Industrials Fund	9,822,272	10,908,081
ICON Information Technology Fund	33,478,487	47,394,680
ICON Natural Resources Fund	66,936,003	56,320,515
ICON Utilities Fund	18,897,224	28,119,972

6. FEDERAL INCOME TAX

The following information is presented on an income tax basis. Differences between GAAP and federal income tax purposes that are permanent in nature are reclassified within the capital accounts. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds. These differences are due to differing treatments for items such as deferrals of wash sale losses, foreign currency transactions, equalization, excise tax paid, expiring capital losses, distribution adjustments, partnership adjustments, and net investment losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”) capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital losses will expire unused.

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ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

For the year ended September 30, 2017, the following Funds had capital loss carryforwards:

Fund	Expiring in 2018
ICON Financial Fund	$43,715,782
ICON Industrials Fund	14,505,764

Future capital loss carryforward utilization in any given year may be limited if there are substantial shareholder redemptions or contributions. During the year ended September 30, 2017, the following Funds utilized capital loss carryforwards:

Fund	Amount
ICON Industrials Fund	$3,708,253

For Energy Fund, the short-term and long-term capital losses with no expiration were $86,007,958 and $65,788,384, respectively. For Financial Fund, the short-term capital losses with no expiration were $493,677, capital losses of $42,575,056 expired on September 30, 2017.

The Energy Fund elects to defer to the period ending September 30, 2018, capital losses recognized during the period November 1, 2016 to September 30, 2017 in the amount of $18,358,462.

The Industrials Fund elects to defer to the period ending September 30, 2018, late year ordinary losses in the amount of $36,399.

The tax characteristics of distributions paid to shareholders during the fiscal year ended September 30, 2017, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
ICON Consumer Discretionary Fund	$585,099	$1,670,363
ICON Consumer Staples Fund	2,065,125	1,778,292
ICON Energy Fund	1,977,974	—
ICON Financial Fund	530,652	—
ICON Healthcare Fund	—	1,215,871
ICON Information Technology Fund	629,475	8,725,258
ICON Natural Resources Fund	416,879	—
ICON Utilities Fund	4,557,628	1,120,416

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Other Cumulative Effect of Timing Differences	Unrealized Appreciation/(Depreciation)*	Total Accumulated Earnings/(Deficit)
ICON Consumer Discretionary Fund	$946,940	$—	$—	$67,104	$1,014,044
ICON Consumer Staples Fund	500,273	282,407	—	(100,102)	682,578
ICON Energy Fund	3,396,071	(170,154,804)	(1,959,875)	4,777,356	(163,941,252)
ICON Financial Fund	74,836	(44,209,459)	—	6,978,668	(37,155,955)
ICON Healthcare Fund	833,111	1,243,406	—	5,657,282	7,733,799
ICON Industrials Fund	—	(14,505,764)	(36,399)	1,536,835	(13,005,328)
ICON Information Technology Fund	3,404,832	10,355,627	—	11,053,694	24,814,153
ICON Natural Resources Fund	1,011,297	—	—	7,449,809	8,461,106
ICON Utilities Fund	1,121,252	1,205,110	—	1,583,214	3,909,576

*	Differences between the book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax treatment of partnerships and passive foreign investment companies, and tax deferral of losses on wash sales.

Semi-Annual Report | March 31, 2018	59

ICON Sector Funds	Notes to Financial Statements

March 31, 2018 (Unaudited)

As of March 31, 2018, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ICON Consumer Discretionary Fund	$1,181,409	$(1,865,183)	$(683,774)	$22,294,500
ICON Consumer Staples Fund	138,366	(468,365)	(329,999)	10,368,705
ICON Energy Fund	18,280,989	(21,261,197)	(2,980,208)	199,519,703
ICON Financial Fund	9,483,336	(343,267)	9,140,069	37,020,163
ICON Healthcare Fund	7,329,853	(3,185,709)	4,144,144	63,008,451
ICON Industrials Fund	1,110,130	(441,214)	668,916	15,200,670
ICON Information Technology Fund	10,860,526	(1,664,314)	9,196,212	54,303,886
ICON Natural Resources Fund	9,042,705	(3,845,776)	5,196,929	81,168,912
ICON Utilities Fund	2,220,631	(874,429)	1,346,202	31,749,861

60	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transaction fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the six-month period (10/01/17 – 03/31/18).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $15 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Consumer Discretionary Fund
Class S
Actual	$ 1,000.00	$ 929.50	1.52%	$ 7.31
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.35	1.52%	$ 7.64
Class A
Actual	$ 1,000.00	$ 926.90	1.99%	$ 9.56
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.01	1.99%	$ 10.00

ICON Consumer Staples Fund
Class S
Actual	$ 1,000.00	$ 990.00	1.53%	$ 7.59
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.30	1.53%	$ 7.70
Class A
Actual	$ 1,000.00	$ 988.10	1.78%	$ 8.82
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.06	1.78%	$ 8.95

Semi-Annual Report | March 31, 2018	61

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Energy Fund
Class S
Actual	$ 1,000.00	$ 927.50	1.49%	$ 7.16
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.50	1.49%	$ 7.49
Class C
Actual	$ 1,000.00	$ 923.00	2.50%	$ 11.99
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.47	2.50%	$ 12.54
Class A
Actual	$ 1,000.00	$ 927.10	1.75%	$ 8.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Financial Fund
Class S
Actual	$ 1,000.00	$ 1,083.70	1.37%	$ 7.12
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.37%	$ 6.89
Class A
Actual	$ 1,000.00	$ 1,081.40	1.75%	$ 9.08
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Healthcare Fund
Class S
Actual	$ 1,000.00	$ 970.50	1.42%	$ 6.98
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.85	1.42%	$ 7.14
Class A
Actual	$ 1,000.00	$ 968.70	1.75%	$ 8.59
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Industrials Fund
Class S
Actual	$ 1,000.00	$ 990.00	1.50%	$ 7.44
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54
Class A
Actual	$ 1,000.00	$ 987.80	1.75%	$ 8.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Information Technology Fund
Class S
Actual	$ 1,000.00	$ 1,045.30	1.37%	$ 6.99
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.10	1.37%	$ 6.89
Class A
Actual	$ 1,000.00	$ 1,042.90	1.75%	$ 8.91
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

ICON Natural Resources Fund
Class S
Actual	$ 1,000.00	$ 1,052.40	1.50%	$ 7.68
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54
Class C
Actual	$ 1,000.00	$ 1,046.60	2.50%	$12.76
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,012.47	2.50%	$12.54
Class A
Actual	$ 1,000.00	$ 1,050.90	1.75%	$ 8.95
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.21	1.75%	$ 8.80

62	www.iconfunds.com

ICON Sector Funds	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expense Ratio(a)	Expenses Paid During period October 1, 2017 - March 31, 2018(b)
ICON Utilities Fund
Class S
Actual	$ 1,000.00	$ 979.50	1.22%	$ 6.02
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.85	1.22%	$ 6.14
Class A
Actual	$ 1,000.00	$ 977.80	1.47%	$ 7.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.60	1.47%	$ 7.39

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

Semi-Annual Report | March 31, 2018	63

ICON Sector Funds	Additional Information

March 31, 2018 (Unaudited)

Portfolio Holdings

Information related to the 10 largest portfolio holdings of each Fund is made available at www.iconfunds.com within approximately 10 business days after month-end. Additionally, a complete list of each Fund’s holdings is made available approximately 30 days after month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Securities and Exchange Commission (the “Commission”) on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconfunds.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconfunds.com or on the Commission’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconfunds.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

64	www.iconfunds.com

ICON Sector Funds	Privacy Policy
March 31, 2018 (Unaudited)

FACTS	WHAT DOES ICON DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances ● income and transaction history ● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons ICON chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does ICON share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-764-0442 for the ICON Funds and 1-800-828-4881 for ICON Advisers, Inc. and ICON Distributors, Inc.

Semi-Annual Report | March 31, 2018	65

ICON Sector Funds	Privacy Policy
March 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc. (collectively “ICON”)
What We Do
How does ICON protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.
How does ICON collect my personal information?	We collect your personal information, for example, when you
● open an account or enter into an investment advisory contract
● provide account information or give us your contact information
● make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include financial companies such as ICON Funds, ICON Advisers, Inc., and ICON Distributors, Inc.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Nonaffiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers and nonfinancial companies such as fulfillment, proxy voting, and class action service providers
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● ICON doesn’t jointly market

66	www.iconfunds.com

Intentionally Left Blank

For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442
By E-Mail	info@iconadvisers.com
By Mail	ICON Funds | P.O. Box 1920 | Denver, CO 80201
In Person	ICON Funds | 5299 DTC Boulevard, 12th Floor
Greenwood Village, CO 80111
On the Internet	www.iconfunds.com

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments in securities of unaffiliated issuers is included in Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President (Principal Executive Officer)

Date    May 25, 2018

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Treasurer (Principal Financial Officer)

Date    May 25, 2018

*	Print the name and title of each signing officer under his or her signature.